================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1997

================================================================================

                       NATIONWIDE SEPARATE ACCOUNT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1997

                               TABLE OF CONTENTS

Report of Independent Accountants...........................    1

Statements of Investments:

     Total Return Fund......................................    2

     Capital Appreciation Fund..............................    4

     Government Bond Fund...................................    6

     Money Market Fund......................................    7

     Small Company Fund.....................................   10

     Strategic Growth Fund..................................   22

     Strategic Value Fund...................................   24

     Equity Income Fund.....................................   25

     High Income Bond Fund..................................   28

     Balanced Fund..........................................   31

     Multi Sector Bond Fund.................................   32

     Small Cap Value Fund...................................   33

     Global Equity Fund.....................................   37

     Select Advisers Mid Cap Fund...........................   41

Statements of Assets and Liabilities........................   44

Statements of Operations....................................   47

Statements of Changes in Net Assets.........................   50

Financial Highlights........................................   60

Notes to Financial Statements...............................   68

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of
Nationwide Separate Account Trust:

We have audited the accompanying statements of assets and liabilities of Nationwide Separate Account Trust (comprising, respectively, the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund, Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund), including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of Nationwide Separate Account Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights of Nationwide Separate Account Trust for the years ended December 31, 1996, were audited by other auditors, whose report dated February 21, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds comprising Nationwide Separate Account Trust as of December 31, 1997, and the results of their operations and the changes in their net assets, and the financial highlights for the period then ended in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.

Columbus, Ohio
February 18, 1998

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               1

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              COMMON STOCK (96.1%)
              AEROSPACE/DEFENSE (0.6%)
    216,800   The Boeing Co.                 $   10,609,650
                                             --------------
              AUTO & AUTO PARTS (4.1%)
    300,000   Ford Motor Co.                     14,606,250
  1,276,500   Genuine Parts Co.                  43,321,219
    266,400   Magna International, Inc.          16,733,250
     66,666   Meritor Automotive, Inc.            1,404,153
                                             --------------
                                                 76,064,872
                                             --------------
              BUSINESS EQUIPMENT & SERVICES
              (0.8%)
  1,039,250   (The) Olsten Corp.                 15,588,750
                                             --------------
              CABLE (1.8%)
  1,052,000   Comcast Corp. Class A              33,203,750
                                             --------------
              CHEMICALS (4.6%)
    110,000   Air Products & Chemicals,
              Inc.                                9,047,500
    472,400   Du Pont (E.I.) De Nemours &
              Co.                                28,373,525
    268,400   Lawter International, Inc.          2,918,850
    446,000   Monsanto Co.                       18,732,000
    455,000   PPG Industries, Inc.               25,991,875
                                             --------------
                                                 85,063,750
                                             --------------
              COMPUTER EQUIPMENT (4.4%)
    450,000   Hewlett-Packard Co.*               28,125,000
    500,000   International Business
              Machines Corp.                     52,281,250
                                             --------------
                                                 80,406,250
                                             --------------
              COMPUTER SOFTWARE SERVICES (3.5%)
    570,000   Electronic Data Systems Corp.      25,044,375
  1,325,100   First Data Corp.                   38,759,175
                                             --------------
                                                 63,803,550
                                             --------------
              CONGLOMERATES (4.3%)
    200,000   EG&G, Inc.                          4,162,500
    305,300   Honeywell, Inc.                    20,913,050
    556,000   Philips Electronics NV             33,638,000
    353,900   Premark International, Inc.        10,263,100
    200,000   Rockwell International Corp.       10,450,000
                                             --------------
                                                 79,426,650
                                             --------------

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              DRUGS (8.7%)
    400,000   Allergan, Inc.                 $   13,425,000
    180,000   Bristol-Meyers Squibb Co.          17,032,500
    725,000   Glaxo Wellcome PLC ADR             34,709,375
    200,000   Merck & Co., Inc.                  21,250,000
    160,000   Schering-Plough Corp.               9,940,000
    522,000   Warner-Lambert Co.                 64,728,000
                                             --------------
                                                161,084,875
                                             --------------
              ELECTRONICS (0.2%)
    177,000   Woodhead Industries, Inc.           3,318,750
                                             --------------
              FINANCIAL/BANKS (4.2%)
    130,000   Bankers Trust NY, Inc.             14,616,875
    779,800   Mellon Bank Corp.                  47,275,375
    140,000   Morgan, J P & Co., Inc.            15,802,500
                                             --------------
                                                 77,694,750
                                             --------------
              FINANCIAL
              SERVICES/MISCELLANEOUS (7.8%)
    638,139   Bear Stearns Co., Inc.             30,311,603
    750,000   Fannie Mae                         42,796,875
    400,000   Green Tree Financial Co.           10,475,000
    700,000   Merrill Lynch & Co., Inc.          51,056,250
    165,000   Morgan Stanley Dean Witter,
              Discover & Co.*                     9,755,625
                                             --------------
                                                144,395,353
                                             --------------
              FINANCIAL/INSURANCE (8.3%)
    600,000   Allstate Corp.                     54,525,000
    325,000   Chubb Corp.                        24,578,125
  1,478,100   Equitable Companies, Inc.          73,535,475
                                             --------------
                                                152,638,600
                                             --------------
              FOOD/GRAIN & AGRICULTURE (3.9%)
  3,353,078   Archer-Daniels-Midland Co.         72,719,879
                                             --------------
              FOOD & BEVERAGE (9.3%)
    283,500   Heinz (H.J.) Co.                   14,405,344
    100,100   International Flavor and
              Fragrances, Inc.                    5,155,150
    500,000   PepsiCo, Inc.                      18,218,750
  1,090,000   Philip Morris Companies, Inc.      49,390,625
    303,000   Ralston-Ralston Purina Group       28,160,063
    775,000   Sara Lee Corp.                     43,642,188
    335,000   Seagram Co. Ltd.                   10,824,688
     54,100   Universal Foods Corp.               2,285,725
                                             --------------
                                                172,082,533
                                             --------------
              HEALTHCARE (1.6%)
    989,400   Columbia/HCA Healthcare Corp.      29,310,975
                                             --------------

 2              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               TOTAL RETURN FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              MACHINERY & CAPITAL GOODS (1.1%)
    155,000   Cooper Industries, Inc.        $    7,595,000
    120,000   Emerson Electric Co.                6,772,500
    130,000   Nordson Corp.                       5,963,750
                                             --------------
                                                 20,331,250
                                             --------------
              MEDICAL PRODUCTS (0.5%)
    150,000   Johnson & Johnson Co.               9,881,250
                                             --------------
              OIL & GAS (15.4%)
    370,000   Amoco Corp.                        31,496,250
    300,000   Burlington Resources, Inc.         13,443,750
    580,000   Exxon Corp.                        35,488,750
    917,800   Mobil Corp.                        66,253,686
    740,000   Royal Dutch Petroleum Co.          40,098,750
    450,000   Texaco, Inc.                       24,468,750
  1,660,000   The Williams Cos.                  47,102,500
  1,108,460   Union Pacific Resources
              Group, Inc.                        26,880,155
                                             --------------
                                                285,232,591
                                             --------------
              POLLUTION CONTROL (1.1%)
    750,000   WMX Technologies, Inc.             20,625,000
                                             --------------
              PRINTING & PUBLISHING (1.9%)
    153,200   Cognizant Corp.                     6,826,974
    753,200   Dun & Bradstreet Corp.             23,302,125
    217,600   Reader's Digest Association,
              Inc. Class B                        5,304,000
                                             --------------
                                                 35,433,099
                                             --------------
              RETAIL (1.0%)
    420,000   Sears Roebuck & Co.                19,005,000
                                             --------------
              TELECOMMUNICATIONS (6.0%)
  1,217,100   360 Communications Co.*            24,570,205
    908,100   Cincinnati Bell, Inc.              28,151,100
  1,004,300   Sprint Corp.                       58,877,088
                                             --------------
                                                111,598,393
                                             --------------
              TRANSPORTATION (1.0%)
    293,000   Union Pacific Corp.                18,294,188
                                             --------------
              TOTAL COMMON STOCK
              (cost $1,183,177,228)           1,777,813,708
                                             --------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              U.S. GOVERNMENT AGENCY (3.4%)
$ 7,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.67%,
              01/05/98                       $    6,996,682
  5,000,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.73%,
              01/07/98                            4,996,050
 12,670,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.67%,
              01/09/98                           12,656,000
 20,830,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.52-
              5.67%, 01/14/98                    20,790,547
 10,590,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.62%,
              02/10/98                           10,525,973
  6,408,000   Federal Home Loan Mortgage
              Corp., Discount Notes, 5.51%,
              02/12/98                            6,367,271
                                             --------------
              TOTAL U.S. GOVERNMENT AGENCY
              (cost $62,322,934)                 62,332,523
                                             --------------
              REPURCHASE AGREEMENT (0.5%)
  9,178,000   MBS Tri Party, 6.00%,
              01/02/98, Collateralized by
              $14,210,000 GNMA 2, 6.875%,
              12/20/23, market value
              $9,362,037
              (cost $9,178,000)                   9,178,000
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,254,678,162)          $1,849,324,231
                                             ==============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:
    ADR   American Depository Receipt
    PLC    Public Limited Company
    GNMA Government National Mortgage Association
    NV     Naamloze Vennootschap (Dutch corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               3

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              COMMON STOCK (95.2%)
              AUTO & AUTO PARTS (0.4%)
     55,958   Autoliv AB                     $    1,832,625
                                               ------------
              BUILDING (2.2%)
     66,200   Martin Marietta Materials,
              Inc.                                2,420,437
     39,100   Masco Corp.                         1,989,213
     43,100   Pulte Corp.                         1,802,118
     44,200   Vulcan Materials Co.                4,513,925
                                               ------------
                                                 10,725,693
                                               ------------
              CHEMICALS (8.0%)
    306,000   Millipore Corp.                    10,384,875
    234,100   Morton International, Inc.          8,047,187
    108,100   OM Group, Inc.                      3,959,162
    255,852   Pall Corp.                          5,292,938
    254,620   Raychem Corp.                      10,964,574
                                               ------------
                                                 38,648,736
                                               ------------
              COMPUTER EQUIPMENT (2.4%)
    108,600   International Business
              Machines Corp.                     11,355,488
                                               ------------
              COMPUTER SOFTWARE & SERVICES
              (3.3%)
    540,000   First Data Corp.                   15,795,000
                                               ------------
              CONGLOMERATES (1.9%)
    242,700   Corning, Inc.                       9,010,238
                                               ------------
              DRUGS (13.8%)
    300,500   Allergan, Inc.                     10,085,531
     69,400   American Home Products Corp.        5,309,100
     40,000   Pfizer, Inc.                        2,982,500
    404,600   Schering-Plough Corp.              25,135,775
    184,400   Warner-Lambert Co.                 22,865,600
                                               ------------
                                                 66,378,506
                                               ------------
              ELECTRICAL EQUIPMENT (3.1%)
    383,300   Black & Decker Corp.               14,972,656
                                               ------------
              ENTERTAINMENT (0.9%)
     42,177   Walt Disney Co.                     4,178,159
                                               ------------

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              FINANCIAL/BANKS (12.2%)
      5,600   Ambac Financial Group          $      257,600
    198,902   Banc One Corp.                     10,802,865
      8,800   Bank of New York Co., Inc.            508,750
     31,752   Charter One Financial, Inc.         2,004,345
    313,600   Mellon Bank Corp.                  19,012,000
    259,200   Pacific Century Financial
              Corp.                               6,415,200
     41,413   US Bancorp Corp.                    4,635,668
     44,700   Wells Fargo & Co.                  15,172,856
                                               ------------
                                                 58,809,284
                                               ------------
              FINANCIAL/INSURANCE (5.7%)
     64,800   Chubb Corp.                         4,900,500
    422,900   Horace Mann Educators Corp.        12,026,219
    272,600   Provident Companies, Inc.          10,529,175
                                               ------------
                                                 27,455,894
                                               ------------
              FINANCIAL/MISCELLANEOUS (4.4%)
    378,900   Fannie Mae                         21,620,981
                                               ------------
              FOOD & BEVERAGE (8.5%)
     40,800   Anheuser-Busch Companies,
              Inc.                                1,795,200
    251,900   PepsiCo, Inc.                       9,178,606
    250,700   Philip Morris Companies, Inc.      11,359,844
     97,600   Ralston-Ralston Purina Group        9,070,700
    159,885   Suiza Foods Corp. *                 9,523,150
                                               ------------
                                                 40,927,500
                                               ------------
              HEALTHCARE (4.4%)
    205,000   Johnson & Johnson Co.              13,504,375
     75,000   Merck & Co., Inc.                   7,968,750
                                               ------------
                                                 21,473,125
                                               ------------
              HOSPITAL SUPPLY (3.5%)
    144,075   Covance, Inc.*                      2,863,491
     25,000   Physio-Control, Inc.                  396,875
    453,637   Quest Diagnostics, Inc.*            7,655,124
    187,400   St. Jude Medical, Inc.              5,715,700
                                               ------------
                                                 16,631,190
                                               ------------
              HOUSEHOLD PRODUCTS (1.2%)
     94,700   Avon Products, Inc.                 5,812,213
                                               ------------
              MACHINERY & CAPITAL GOODS (0.7%)
     33,800   Johnstown America Industries,
              Inc. *                                325,325
    120,000   U.S. Rentals, Inc. *                2,820,000
                                               ------------
                                                  3,145,325
                                               ------------
              OIL & GAS (2.1%)
    187,600   Texaco, Inc.                       10,200,750
                                               ------------

 4              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                           CAPITAL APPRECIATION FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                SECURITY                 VALUE
-----------------------------------------------------------
              PRINTING & PUBLISHING (12.5%)
    198,199   A.C. Nielsen Corp.*            $    4,831,101
    127,200   American Greetings Corp.
              Class A                             4,976,700
    339,400   Cognizant Corp.                    15,124,512
    202,800   Dun & Bradstreet Corp.              6,274,125
      7,800   Gannett Co., Inc.                     482,137
     65,900   Gibson Greetings, Inc.*             1,441,562
    331,400   New York Times Co. Class A         21,913,825
     54,200   Tribune Co.                         3,373,950
      3,400   Washington Post Co. Class B         1,654,100
                                               ------------
                                                 60,072,012
                                               ------------
              RESTAURANTS (0.8%)
     78,300   McDonalds Corp.                     3,738,825
                                               ------------
              RETAIL (1.5%)
     60,000   Tiffany & Co.                       2,163,750
    130,900   Wal-Mart Stores, Inc.               5,162,369
                                               ------------
                                                  7,326,119
                                               ------------
              TELECOMMUNICATIONS (1.2%)
     39,800   Airtouch Communications, Inc.       1,654,188
    231,000   360 Communications Co.*             4,663,313
                                               ------------
                                                  6,317,501
                                               ------------
              TOYS (0.5%)
     61,835   Mattel, Inc.                        2,303,354
                                               ------------
              TOTAL COMMON STOCK
              (cost $338,541,493)               458,731,174
                                               ------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------

              CONVERTIBLE DEBT (0.2%)
              MACHINERY (0.2%)
$ 1,029,000   Consorcio G Grupo Dina,
              8.00%, 08/08/04
              (cost $960,713)                $      872,950
                                               ------------
              COMMERCIAL PAPER (4.7%)
              BROKER-DEALERS (1.9%)
  9,000,000   Goldman Sachs Group, 6.00%,
              01/05/98                            8,993,088
                                               ------------
              OIL & GAS (2.8%)
 13,821,000   Koch Industries, Inc., 6.65%,
              01/02/98                           13,815,900
                                               ------------
              TOTAL COMMERCIAL PAPER
              (cost $22,812,447)                 22,808,988
                                               ------------
              TOTAL INVESTMENTS
              (cost $362,314,653)            $  482,413,112
                                               ============

------------------------------------------------------
* Denotes a non-income producing security

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent market value as a percentage of net assets.

The abbreviation in the above statement stands for the following:

    AB Aktiebolag (Swedish stock company)

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               5

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              GOVERNMENT BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (34.0%)
              FEDERAL HOME LOAN MORTGAGE CORP., REMIC
$ 6,547,000   Series 107-F, 8.65%, 12/15/04    $  6,952,010
  9,036,000   Series 1132-J, 8.00%, 08/15/06      9,620,629
 13,000,000   Series 1344-D, 6.00%, 08/15/07     12,685,530
 20,000,000   Series 1415-N, 6.75%, 11/15/07     20,412,660
 10,000,000   Series 1451-J, 7.50%, 12/15/07     10,590,620
 15,000,000   Series 1560-PN, 7.00%, 12/15/12    15,537,750
  9,454,271   Series 31-E, 7.55%, 05/15/20        9,838,720
  8,000,000   Series 1841-PA, 7.07%, 08/15/20     8,269,648
 10,000,000   Series 1102-H, 8.875%, 06/15/21    10,862,580
  2,450,600   Series 190-D, 9.20%, 10/15/21       2,600,212
                                               ------------
                                                107,370,359
                                               ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION, REMIC
  5,961,494   Series 100-M, 5.50%, 09/25/01       5,886,409
 12,007,065   Series 68-Z, 8.00%, 05/25/07       13,044,679
  2,787,870   Series 34-E, 9.85%, 08/25/14        2,842,474
  1,603,369   Series 25-B, 9.25%, 10/25/18        1,711,949
 11,052,114   Series16-D, 9.00%, 03/25/20        11,506,864
  5,038,183   Series 67-Z, 9.00%, 06/25/20        5,391,264
  3,003,306   Series 73-A, 8.00%, 07/25/21        3,107,206
  9,627,946   Series 81-Z, 8.50%, 04/25/22       10,698,563
                                               ------------
                                                 54,189,408
                                               ------------
              TOTAL MORTGAGE-BACKED
              SECURITIES
              (cost $155,914,461)               161,559,767
                                                -----------
              U. S. GOVERNMENT AND AGENCY LONG-TERM
              OBLIGATIONS (57.2%)
              FEDERAL HOME LOAN BANKS
 12,000,000   6.36%, 03/21/01                    12,162,696
  6,000,000   6.522%, 01/09/02                    6,122,166
              FEDERAL NATIONAL MORTGAGE ASSOCIATION
  8,000,000   6.77%, 09/01/05                     8,347,296
  9,000,000   6.54%, 10/03/05                     9,264,861
 21,000,000   7.26%, 10/05/05                    21,108,066
 12,310,000   7.58%, 04/26/06                    12,548,986
              PRIVATE EXPORT FUNDING CORPORATION
 26,000,000   6.86%, 04/30/04                    27,197,560

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------
              RESOLUTION FUNDING CORPORATION
$54,000,000   Principal STRIP, 04/15/06        $ 33,181,866
 30,000,000   Principal STRIP, 01/15/13          12,001,770
 58,000,000   Principal STRIP, 07/15/13          22,479,002
 10,000,000   Principal STRIP, 10/15/13           3,816,090
              U.S. TREASURY BONDS
 30,000,000   6.25%, 04/30/01                    30,468,750
 29,000,000   7.50%, 02/15/05                    31,863,750
 25,000,000   12.75%, 11/15/10                   35,679,675
  5,000,000   7.50%, 11/15/16                     5,832,810
                                                -----------
              TOTAL U.S. GOVERNMENT AND
              AGENCY LONG-TERM OBLIGATIONS
              (cost $260,027,427)               272,075,344
                                                -----------
              REPURCHASE AGREEMENT (8.0%)
 37,790,000   UBS Securities, 6.30%,
              01/02/98, Collateralized by
              $32,946,000 U.S. Treasury
              Bonds, 7.50%, 11/15/16, market
              value $38,546,820
              (cost $37,790,000)                 37,790,000
                                                -----------
              TOTAL INVESTMENTS
              (cost $453,731,888)              $471,425,111
                                                ===========

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviation in the above statement stands for the following:

    REMIC Real Estate Mortgage Investment Conduit
    STRIP  Separate Trading of Registered Interest and Principal

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 6              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              COMMERCIAL PAPER (97.8%)
              AGRICULTURE/FINANCE (2.9%)
$ 6,332,000   John Deere Capital, 5.70%,
              02/09/98                       $    6,292,900
 23,080,000   John Deere Capital, 5.52%,
              02/10/98                           22,938,442
                                             --------------
                                                 29,231,342
                                             --------------
              AGRICULTURE/SUPPLIES (1.0%)
 10,000,000   John Deere & Co., 5.75%,
              01/30/98                            9,953,681
                                             --------------
              AUTO/FINANCE (2.9%)
 13,040,000   Ford Motor Credit Co., 5.51-
              5.71%, 01/09/98                    13,024,033
  6,000,000   Ford Motor Credit Co., 5.70%,
              01/12/98                            5,989,550
 10,000,000   Ford Motor Credit Co., 5.50-
              5.74%, 02/05/98                     9,944,194
                                             --------------
                                                 28,957,777
                                             --------------
              BANKS (12.0%)
 10,000,000   CoreStates Capital, 5.55%,
              01/12/98                            9,983,042
  9,000,000   Morgan (J.P.) & Co., 5.60%,
              01/06/98                            8,993,000
 13,870,000   Morgan (J.P.) & Co., 5.74%,
              02/23/98                           13,752,791
  5,000,000   Morgan (J.P.) & Co., 5.70%,
              04/15/98                            4,917,667
 10,000,000   Morgan (J.P.) & Co., 5.69%,
              04/17/98                            9,833,834
 10,000,000   National City Credit Corp.,
              5.85%, 01/20/98                     9,969,125
 10,000,000   National City Credit Corp.,
              5.80%, 01/21/98                     9,967,778
 18,000,000   National City Credit Corp.,
              5.59-5.80%, 01/23/98               17,937,025
  4,000,000   Suntrust Banks, Inc., 5.59%,
              01/16/98                            3,990,683
  7,000,000   Suntrust Banks, Inc., 5.53%,
              02/11/98                            6,955,914
 19,856,000   Suntrust Banks, Inc., 5.74%,
              02/20/98                           19,697,704
  3,100,000   Toronto-Dominion USA, 5.52-
              5.54%, 01/07/98                     3,097,137
                                             --------------
                                                119,095,700
                                             --------------
              BROKER/DEALERS (10.5%)
  5,000,000   Bear Stearns Company, 5.57-
              5.62%, 01/05/98                     4,996,905
  8,000,000   Bear Stearns Company, 5.70%,
              03/20/98                            7,901,200

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              BROKER/DEALERS (CONTINUED)
$ 8,000,000   Bear Stearns Company, 5.56%,
              03/27/98                       $    7,894,978
 15,000,000   Bear Stearns Company, 5.71%,
              05/01/98                           14,714,500
 20,000,000   Goldman Sachs Group, 5.80%,
              01/16/98                           19,951,667
  5,000,000   Goldman Sachs Group, 5.72-
              5.74%, 02/13/98                     4,965,839
 10,000,000   Goldman Sachs Group, 5.70%,
              03/13/98                            9,887,583
 12,000,000   Merrill Lynch & Co., 5.85%,
              01/15/98                           11,972,700
  2,222,000   Merrill Lynch & Co., 5.65%,
              01/30/98                            2,211,887
 10,000,000   Merrill Lynch & Co., 5.60%,
              02/27/98                            9,911,334
 10,000,000   Merrill Lynch & Co., 5.68%,
              04/14/98                            9,837,489
                                             --------------
                                                104,246,082
                                             --------------
              CHEMICALS (0.9%)
  4,000,000   Monsanto Co., 5.55-5.70%,
              01/09/98                            3,995,067
  5,000,000   Monsanto Co., 5.80%, 01/15/98       4,988,722
                                             --------------
                                                  8,983,789
                                             --------------
              CONSUMER PRODUCTS (1.5%)
 15,000,000   Clorox Co., 5.59%, 01/07/98        14,986,025
                                             --------------
              CONSUMER SALES FINANCE (15.3%)
  8,145,000   American Express Credit
              Corp., 5.85%, 01/23/98              8,115,882
  5,910,000   American Express Credit
              Corp., 5.75%, 02/11/98              5,871,298
  8,055,000   Associates Corp. of N.A.,
              5.57%, 02/20/98                     7,992,686
 15,000,000   Avco Financial Services,
              Inc., 5.72%, 01/26/98              14,940,417
  9,000,000   Avco Financial Services,
              Inc., 5.71%, 02/06/98               8,948,610
  5,000,000   Avco Financial Services,
              Inc., 5.71%, 03/02/98               4,952,417
 10,000,000   Avco Financial Services,
              Inc., 5.70%, 03/16/98               9,882,833
 10,000,000   Beneficial Corp., 5.83%,
              01/06/98                            9,991,903
 10,000,000   Beneficial Corp., 5.78%,
              01/20/98                            9,969,495
 10,000,000   Commercial Credit Co., 5.80%,
              01/05/98                            9,993,556
  8,680,000   Commercial Credit Co., 5.55%,
              01/16/98                            8,659,928
 15,000,000   Commercial Credit Co., 5.80%,
              02/02/98                           14,922,667
 10,000,000   Norwest Financial, Inc.,
              5.83%, 01/08/98                     9,988,664

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               7

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              CONSUMER SALES FINANCE (CONTINUED)
$10,000,000   Norwest Financial, Inc.,
              5.53%, 02/04/98                $    9,947,771
  8,000,000   Norwest Financial, Inc.,
              5.68%, 02/19/98                     7,938,150
 10,000,000   Norwest Financial, Inc.,
              5.59%, 02/25/98                     9,914,596
                                             --------------
                                                152,030,873
                                             --------------
              CORPORATE CREDIT UNIONS (2.5%)
 24,850,000   U.S. Central Credit Union,
              5.70%, 03/18/98                    24,550,972
                                             --------------
              DATA SERVICES (1.1%)
 11,196,000   First Data Corp., 5.71%,
              01/13/98                           11,174,690
                                             --------------
              DIVERSIFIED FINANCE (3.8%)
  5,000,000   GE Capital Corp., 6.25%,
              01/08/98                            4,993,924
  2,126,000   GE Capital Corp., 5.54-5.56%,
              01/09/98                            2,123,373
  5,000,000   GE Capital Corp., 5.54%,
              02/05/98                            4,973,069
  5,000,000   GE Capital Corp., 5.55%,
              02/09/98                            4,969,937
  8,000,000   GE Capital Corp., 5.59%,
              02/17/98                            7,941,615
  9,000,000   GE Capital Corp., 5.75%,
              03/13/98                            8,897,938
  4,000,000   GE Capital Corp., 5.68%,
              03/20/98                            3,950,773
                                             --------------
                                                 37,850,629
                                             --------------
              ENTERTAINMENT (0.7%)
  7,000,000   Walt Disney Company, 6.00%,
              01/05/98                            6,995,333
                                             --------------
              FINANCIAL SERVICES/ELECTRIC UTILITY (3.7%)
  9,750,000   National Rural Utilities Coop
              Finance Corp., 5.52-5.58%,
              01/08/98                            9,739,516
  7,100,000   National Rural Utilities Coop
              Finance Corp., 5.54-6.00%,
              01/12/98                            7,087,686
  5,000,000   National Rural Utilities Coop
              Finance Corp., 5.57%,
              01/16/98                            4,988,396
 15,000,000   National Rural Utilities Coop
              Finance Corp., 5.74%,
              02/24/98                           14,870,850
                                             --------------
                                                 36,686,448
                                             --------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              FOOD & BEVERAGE (5.6%)
$ 2,400,000   Campbell Soup Co., 5.50%,
              01/05/98                       $    2,398,534
 10,000,000   Heinz (H.J.) Company, 5.95%,
              01/26/98                            9,958,681
 29,850,000   Heinz (H.J.) Company, 5.75%,
              02/13/98                           29,644,989
  3,372,000   McDonalds Corp., 5.85%,
              01/13/98                            3,365,424
 10,000,000   Sysco Corp., 5.70%, 03/10/98        9,892,333
                                             --------------
                                                 55,259,961
                                             --------------
              HEAVY EQUIPMENT FINANCE (3.8%)
 22,500,000   Caterpillar Financial
              Services, 5.75%, 01/14/98          22,453,281
  5,000,000   Caterpillar Financial
              Services, 5.90%, 01/26/98           4,979,514
 10,000,000   Caterpillar Financial
              Services, 5.65%, 02/23/98           9,916,819
                                             --------------
                                                 37,349,614
                                             --------------
              INSURANCE (6.0%)
 10,000,000   AIG Funding, Inc., 5.85%,
              01/16/98                            9,975,625
  6,148,000   MetLife Funding, Inc., 5.68-
              5.72%, 01/20/98                     6,129,440
 10,000,000   MetLife Funding, Inc., 5.70-
              5.72%, 01/23/98                     9,965,044
 15,000,000   MetLife Funding, Inc., 5.75%,
              02/17/98                           14,887,396
  4,739,000   Principal Mutual Life Co.,
              Inc., 6.30%, 01/08/98               4,733,195
  3,886,000   Principal Mutual Life Co.,
              Inc., 6.15%, 01/09/98               3,880,689
 10,000,000   Principal Mutual Life Co.,
              Inc., 5.65-6.15%, 01/12/98          9,981,208
                                             --------------
                                                 59,552,597
                                             --------------
              MISCELLANEOUS MANUFACTURING (2.5%)
  5,000,000   Allied Signal, Inc., 5.98%,
              01/05/98                            4,996,678
 20,000,000   Allied Signal, Inc., 5.83%,
              01/12/98                           19,964,372
                                             --------------
                                                 24,961,050
                                             --------------
              OFFICE EQUIPMENT AND SUPPLIES (1.7%)
  4,633,000   Pitney Bowes Credit Corp.,
              6.05%, 01/15/98                     4,622,100
 12,000,000   Pitney Bowes Credit Corp.,
              5.48-5.85%, 01/21/98               11,963,467
                                             --------------
                                                 16,585,567
                                             --------------

 8              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               MONEY MARKET FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              OIL & GAS (2.0%)
$19,578,000   Koch Industries Inc.,
              6.65-6.70%, 01/02/98           $   19,574,370
                                             --------------
              OIL & GAS/EQUIPMENT & SERVICES (3.8%)
 10,000,000   Chevron Transport Corp.,
              5.72%, 01/22/98                     9,966,633
  8,000,000   Chevron Transport Corp.,
              5.73%, 02/03/98                     7,957,980
 10,000,000   Chevron Transport Corp.,
              5.78%, 02/05/98                     9,943,806
 10,000,000   Chevron Transport Corp.,
              5.72%, 03/12/98                     9,888,778
                                             --------------
                                                 37,757,197
                                             --------------
              PACKAGING/CONTAINERS (2.6%)
  5,000,000   Bemis Co., Inc., 5.60%,
              01/09/98                            4,993,778
 18,000,000   Bemis Co., Inc., 5.59-5.85%,
              01/22/98                           17,940,850
  2,850,000   Bemis Co. Inc., 5.70%,
              01/27/98                            2,838,268
                                             --------------
                                                 25,772,896
                                             --------------
              PAPER AND FOREST PRODUCTS (1.0%)
 10,000,000   Sonoco Products Co., 5.70%,
              01/13/98                            9,981,000
                                             --------------
              PHARMACEUTICALS/PERSONAL CARE (6.5%)
 16,945,000   Abbott Laboratories,
              5.90-5.92%, 01/06/98               16,931,087
 15,000,000   Abbott Laboratories, 6.12%,
              01/08/98                           14,982,150
  8,060,000   Becton Dickinson & Co.,
              5.88%, 01/06/98                     8,053,418
  4,000,000   Pfizer Inc., 5.88%, 01/26/98        3,983,667
 11,145,000   Schering Corp., 5.53%,
              01/13/98                           11,124,456
 10,050,000   Schering Corp., 5.66%,
              02/03/98                            9,997,857
                                             --------------
                                                 65,072,635
                                             --------------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              PREMIUM FINANCE (0.5%)
$ 5,140,000   A.I. Credit Corp.,
              5.53-5.60%, 01/13/98           $    5,130,406
                                             --------------
              PRINTING & PUBLISHING (3.0%)
 20,000,000   E.W. Scripps Co., 5.74%,
              02/09/98                           19,875,633
 10,000,000   McGraw-Hill, Inc., 5.67%,
              03/11/98                            9,892,589
                                             --------------
                                                 29,768,222
                                             --------------
              TOTAL COMMERCIAL PAPER
              (cost $971,508,856)               971,508,856
                                             --------------
              U.S. GOVERNMENT AND AGENCY OBLIGATIONS (5.4%)
 30,000,000   U.S. Treasury Bills, 5.20%,
              01/22/98                           29,909,000
 10,000,000   Federal Farm Credit, 5.35%*,
              Variable Rate Note, 03/03/98       10,000,000
  4,708,000   Federal National Mortgage
              Association, 5.57%, 03/04/98        4,662,837
  9,468,000   Federal National Mortgage
              Association, 5.57%, 03/27/98        9,343,483
                                             --------------
              TOTAL U.S. GOVERNMENT AND
              AGENCY OBLIGATIONS
              (cost $53,915,320)                 53,915,320
                                             --------------
              TOTAL INVESTMENTS
              (cost $1,025,424,176)          $1,025,424,176
                                             ==============

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

Portfolio holding percentages represent value as a percentage of net assets.

* Variable rate security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 1997.

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               9

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              COMMON STOCK (90.9%)
              AUSTRALIA (0.4%)
              COMMUNICATIONS & MEDIA (0.0%)
    170,000   Becker Group Ltd.                $    114,094
                                               ------------
              COMPUTER SERVICE (0.1%)
     70,000   Computer Power Group Ltd.             164,201
                                               ------------
              COMPUTER SOFTWARE (0.0%)
    100,000   CI Technologies Group Ltd.            138,138
                                               ------------
              CONGLOMERATES (0.1%)
    134,500   Futuris Corp.                         147,234
                                               ------------
              CONSTRUCTION & HOUSING (0.1%)
    146,875   Mirvac Ltd.                           243,181
                                               ------------
              HEALTH CARE (0.1%)
    150,000   Australian Hospital Care Ltd.         200,365
                                               ------------
              INSURANCE (0.0%)
     73,000   New Cap Reinsurance Corp.             109,402
                                               ------------
              METALS/MINING (0.0%)
     89,600   Portman Mining Ltd.                   128,442
                                               ------------
              TOTAL AUSTRALIA                     1,245,057
                                               ------------
              AUSTRIA (0.4%)
              INDUSTRIAL MISCELLANEOUS (0.2%)
      7,700   Mayr-Melnhof Karton AG                413,948
      4,980   Semperit AG Holdings                  448,762
                                               ------------
                                                    862,710
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      3,800   KTM-Motorradholding AG                191,640
                                               ------------
              METAL PRODUCTS & SERVICES (0.1%)
     11,200   Voest-Alpine Stahl AG                 431,150
                                               ------------
              TOTAL AUSTRIA                       1,485,500
                                               ------------
              BELGIUM (0.3%)
              BUILDING MATERIALS (0.1%)
      1,073   Deceuninck Plastics Industries
              SA                                    211,126
                                               ------------
              CHEMICALS & FERTILIZER (0.0%)
      2,900   Tessenderlo Chemie                    160,460
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      1,200   B.M.T. NV                             228,017
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              METAL PRODUCTS & SERVICES (0.1%)
        830   Bekaert NV*                      $    493,970
                                               ------------
              TOTAL BELGIUM                       1,093,573
                                               ------------
              CANADA (0.7%)
              ELECTRONICS (0.1%)
      7,000   Leitch Technology Corp.*              210,342
                                               ------------
              MACHINERY & ENGINEERING (0.2%)
    125,000   Intelligent Detection Systems,
              Inc.*                                 414,920
     16,000   Tesco Corp.*                          237,596
                                               ------------
                                                    652,516
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.4%)
     35,000   COM DEV International Ltd.*           745,982
     60,000   Mitel Corp.*                          467,505
    100,000   TSB International, Inc.*              384,347
                                               ------------
                                                  1,597,834
                                               ------------
              TOTAL CANADA                        2,460,692
                                               ------------
              DENMARK (0.2%)
              BUILDING MATERIALS (0.1%)
      1,170   Icopal A/S*                           251,183
                                               ------------
              ELECTRONICS (0.0%)
      1,030   Martin Gruppen                         44,376
                                               ------------
              PHARMACEUTICALS (0.1%)
      3,560   Neurosearch A/S*                      238,643
                                               ------------
              TOTAL DENMARK                         534,202
                                               ------------
              FINLAND (0.6%)
              BUSINESS SERVICES (0.2%)
     70,000   Jaakko Poyry Group*                   745,583
                                               ------------
              CONGLOMERATES (0.0%)
      3,800   Asko OY-A                              67,690
                                               ------------
              CONSTRUCTION & HOUSING (0.1%)
     16,120   YIT-Yhtyma OY                         182,058
                                               ------------
              MACHINERY & CAPITAL GOODS (0.1%)
     12,400   Santasalo Jot Group*                  187,637
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      3,380   Fiskars OY AB 'A'                     366,217
        500   KCI Konecranes International
              PLC*                                   16,528
     15,000   Rocla OY*                             140,486
                                               ------------
                                                    523,231
                                               ------------

 10              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              METAL PRODUCTS & SERVICES (0.1%)
     55,780   Nordic Aluminium OY              $    440,471
                                               ------------
              TOTAL FINLAND                       2,146,670
                                               ------------
              FRANCE (1.0%)
              BUSINESS SERVICES (0.1%)
      9,800   Eurofins Scientific*                  293,228
                                               ------------
              CHEMICALS & FERTILIZER (0.0%)
      1,360   Grande Paroisse SA*                    82,403
                                               ------------
              COMMUNICATIONS & MEDIA (0.1%)
      2,610   UBI Soft Entertainment*               240,791
                                               ------------
              COMPUTER SERVICE (0.0%)
      5,600   Ingenico                              109,565
                                               ------------
              CONSTRUCTION & HOUSING (0.1%)
      4,990   ALGECO*                               221,472
                                               ------------
              FINANCIAL SERVICES (0.0%)
        870   Union Financiere-France Banque
              SA                                     85,325
                                               ------------
              FOOD & BEVERAGE (0.1%)
      3,350   Leon De Bruxelles SA*                 222,747
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.1%)
      1,450   Euraltec*                             228,980
      2,256   Europeenne D'Extincteurs              151,880
        720   GFI Industries SA                     141,826
                                               ------------
                                                    522,686
                                               ------------
              LEISURE/ENTERTAINMENT (0.1%)
      5,750   Infogrames Entertainment SA*          183,995
                                               ------------
              MACHINERY & ENGINEERING (0.2%)
      1,810   Le Carbone Lorraine                   565,644
      1,220   Manitou BF SA                         142,974
        980   Radiall SA                            101,815
                                               ------------
                                                    810,433
                                               ------------
              METAL PRODUCTS & SERVICES (0.1%)
      7,000   Vallourec SA*                         417,733
                                               ------------
              OIL & GAS ENERGY (0.1%)
      1,590   Cie Generale De Geophysique SA        203,514
                                               ------------
              TOTAL FRANCE                        3,393,892
                                               ------------
              GERMANY (0.5%)
              BUILDING MATERIALS (0.1%)
     10,000   Rinol AG                              273,637
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              ELECTRICAL EQUIPMENT (0.1%)
     10,250   Data Modul AG                    $    426,988
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.2%)
     12,350   Grammer AG                            261,012
      8,900   Vossloh AG                            497,469
                                               ------------
                                                    758,481
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      1,000   Duerr AG                               32,953
        250   Leonische Drahtwerke AG                82,731
                                               ------------
                                                    115,684
                                               ------------
              OFFICE EQUIPMENT (0.0%)
      2,750   Turbon International AG                59,497
                                               ------------
              TOTAL GERMANY                       1,634,287
                                               ------------
              HONG KONG (0.6%)
              BASIC MATERIALS (0.1%)
    848,000   Hung Hing Printing Group*             372,112
                                               ------------
              COMPUTER SERVICE (0.1%)
    450,000   Founder Hong Kong Ltd.                278,774
    650,000   Vanda Systems & Communication
              Holdings Ltd.                         134,225
                                               ------------
                                                    412,999
                                               ------------
              CONGLOMERATES (0.1%)
    550,000   Elec & Eltek International
              Holdings Ltd.                         136,290
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
    612,500   Moulin International Holdings
              Ltd.*                                  73,517
                                               ------------
              ELECTRONICS (0.2%)
  1,280,000   Techtronic Industries Co.             297,359
    139,000   VTECH Holdings Ltd.                   409,921
                                               ------------
                                                    707,280
                                               ------------
              MACHINERY & ENGINEERING (0.0%)
    156,000   ASM Pacific Technology Ltd.            98,655
                                               ------------
              TRANSPORTATION (0.1%)
    800,000   Kwoon Chung Bus Holdings Ltd.*        192,045
                                               ------------
              WHOLESALE & INTERNATIONAL TRADE (0.0%)
     49,000   Dickson Concepts International
              Ltd.                                   71,462
                                               ------------
              TOTAL HONG KONG                     2,064,360
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               11

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              IRELAND (0.1%)
              BUILDING MATERIALS
     79,600   Heiton Holdings PLC              $    246,232
                                               ------------
              ITALY (1.4%)
              BUILDING MATERIALS (0.1%)
    242,500   Gruppo Ceramiche Ricchetti SPA        310,669
                                               ------------
              COMMUNICATIONS & MEDIA (0.2%)
    161,730   Gruppo Editoriale L'Espresso
              SPA                                   777,550
                                               ------------
              CONGLOMERATES (0.3%)
     52,520   Gewiss SPA ORD*                       995,149
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
     25,000   DE Rigo SPA ADR*                      156,250
                                               ------------
              HEALTH CARE (0.0%)
     23,000   Sorin Biomedica Group SPA             104,073
                                               ------------
              PHARMACEUTICALS (0.1%)
     22,900   Recordati SPA                         186,516
                                               ------------
              TELECOMMUNICATIONS (0.2%)
     16,000   Ericsson SPA*                         698,644
                                               ------------
              TEXTILE/APPAREL (0.5%)
     81,000   CSP International Industria
              Calze SPA*                            914,001
    172,330   Pagnossin SPA                         779,775
                                               ------------
                                                  1,693,776
                                               ------------
              TOTAL ITALY                         4,922,627
                                               ------------
              JAPAN (1.6%)
              AUTO & AUTO PARTS (0.1%)
      6,600   FCC Co. Ltd.                           70,050
     18,000   Nichii Gakkan Co.                     103,829
                                               ------------
                                                    173,879
                                               ------------
              BANK/SAVINGS & LOAN (0.1%)
      3,520   Bank of Iwate Ltd.                    157,021
     15,000   Tokushima Bank Ltd. ORD               102,445
                                               ------------
                                                    259,466
                                               ------------
              BUILDING MATERIALS (0.1%)
     22,000   Bunka Shutter Co. Ltd.                 60,913
      8,000   Rinnai Corp.                          121,211
                                               ------------
                                                    182,124
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              BUSINESS SERVICES (0.1%)
      1,600   Bellsystem 24, Inc.              $    210,428
     12,000   Daiseki Co. Ltd.                      124,595
      3,000   Meitec                                 84,679
        210   Oyo Corp.                               3,036
                                               ------------
                                                    422,738
                                               ------------
              COMMERCIAL SERVICES (0.1%)
      8,500   Benesse Corp.                         205,275
                                               ------------
              COMPUTER SERVICE (0.0%)
     14,000   INES Corp.                            108,752
                                               ------------
              CONSTRUCTION & HOUSING (0.0%)
        400   Alinco, Inc.                              984
        300   Chodai Co. Ltd.                           969
        440   CTI Engineering Co. Ltd.                1,980
     15,000   Daiwa House Industry Co. Ltd.          59,298
     10,000   Nissei Industries                      56,914
                                               ------------
                                                    120,145
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
      5,500   Denny's Japan Co. Ltd.                121,826
        550   Fuji Denki Reinki Co. Ltd. ORD          1,624
                                               ------------
                                                    123,450
                                               ------------
              DATA PROCESSING & REPRODUCTION (0.1%)
      9,000   Intec, Inc.                            50,876
      2,000   Riso Kagaku Corp.                     114,905
                                               ------------
                                                    165,781
                                               ------------
              ELECTRICAL EQUIPMENT (0.0%)
     20,000   Nippon Chemi-Con Corp.*                46,608
                                               ------------
              ELECTRONICS (0.1%)
     23,480   Nitto Electric Works Ltd.             195,033
     20,000   Ricoh Elemex Co. Group                146,130
                                               ------------
                                                    341,163
                                               ------------
              ELECTRONICS/SEMICONDUCTORS (0.0%)
      5,000   Ryosan Co. Ltd.                        70,373
                                               ------------
              FINANCIAL SERVICES (0.3%)
      6,820   Aeon Credit Service Co. Ltd.          333,077
      2,000   Jafco Co. Ltd.                         71,527
     15,600   Shinki Co. Ltd.                       227,963
        700   Shohkoh Fund & Co. Ltd.               214,273
                                               ------------
                                                    846,840
                                               ------------

 12              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              FOOD & BEVERAGE (0.1%)
     18,000   Hokkaido Coca-Cola Bottling Co.
              Ltd.                             $    131,517
     12,000   Mikuni Coca-Cola Bottling Co.         150,437
     26,000   Shoei Foods Corp.                      73,988
     35,000   Soken Co. Ltd.                         67,028
                                               ------------
                                                    422,970
                                               ------------
              FOREST PRODUCTS (0.0%)
        200   Dainippon Shigyo Co. Ltd.                 654
     29,000   Nippon Hi-Pack Co.                     57,991
                                               ------------
                                                     58,645
                                               ------------
              HEALTH CARE (0.1%)
      3,000   Nippon Cable System                   103,829
      8,000   Toa Medical Electronics Co.            73,834
                                               ------------
                                                    177,663
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.0%)
      5,000   Enplas Corp.                           67,681
                                               ------------
              LEISURE/ENTERTAINMENT (0.0%)
      8,610   H I S Co. Ltd.                        150,320
                                               ------------
              MACHINERY & CAPITAL GOODS (0.0%)
      5,000   Fuji Machine Manufacturing Co.
              Ltd.                                  121,134
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
        180   Asahi Diamond Industrial Co.
              Ltd.                                      788
        400   DMW Corp.                               9,691
      5,600   Oiles Corp.                           136,101
     14,000   Sanden Corp.                           60,298
     13,000   Sodick*                                37,394
                                               ------------
                                                    244,272
                                               ------------
              OFFICE EQUIPMENT (0.0%)
      7,000   Max Co.                                46,246
                                               ------------
              PHARMACEUTICALS (0.0%)
      8,000   Biofermin Pharmaceuticals Co.          38,209
                                               ------------
              RETAIL STORES (0.1%)
      4,800   Circle K Japan Co.                    230,732
      3,630   Fast Retailing Co.                     58,350
        400   Jeans Mate Corp.                        2,307
      4,000   Tsutsumi Jewelry Co.                   49,223
     18,000   Yamada Denki                          137,055
                                               ------------
                                                    477,667
                                               ------------
              TRANSPORTATION (0.0%)
      4,000   Tokyo Kisen                             9,845
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              WHOLESALE & INTERNATIONAL TRADE (0.2%)
     15,000   Inaba Denkisangyo Co. Ltd.       $    125,749
     18,000   Innotech Corp.                        121,826
        200   Joyfull Co. Ltd.                        1,584
     10,000   Misumi Corp.                          163,820
     10,000   Trusco Nakayama Corp.                 137,670
                                               ------------
                                                    550,649
                                               ------------
              TOTAL JAPAN                         5,431,895
                                               ------------
              NETHERLANDS (0.3%)
              BUSINESS SERVICES (0.1%)
     14,500   Fugro NV*                             442,038
                                               ------------
              FOOD & BEVERAGE (0.2%)
      6,000   CSN NV *                              266,377
      9,300   Nutreco Holding NV*                   211,948
                                               ------------
                                                    478,325
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.0%)
      4,970   Koninlijke Emballage Industrie
              Van Leer                              102,234
                                               ------------
              MACHINERY & ENGINEERING (0.0%)
        910   NV Twentsche Kabel Holdings            45,114
                                               ------------
              TOTAL NETHERLANDS                   1,067,711
                                               ------------
              NEW ZEALAND (0.0%)
              CONGLOMERATES
    338,000   Wrightson Ltd.                        157,017
                                               ------------
              NORWAY (0.7%)
              BUSINESS SERVICES (0.1%)
      7,460   Petroleum Geo-Services ASA*           470,544
                                               ------------
              LEISURE/ENTERTAINMENT (0.2%)
    227,580   NCL Holdings ASA*                     814,980
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
     16,000   Tandberg ASA*                         342,915
                                               ------------
              OIL & GAS ENERGY (0.2%)
    130,950   Petrolia Drilling ASA*                671,438
                                               ------------
              TRANSPORTATION (0.1%)
     10,630   Leif Hoegh & Co. ASA                  216,288
                                               ------------
              TOTAL NORWAY                        2,516,165
                                               ------------
              PORTUGAL (0.1%)
              CONGLOMERATES (0.0%)
      8,600   Engil-SGPS                             84,061
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               13

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              UTILITIES (0.1%)
     15,000   EDP-Electricidade de Portugal
              SA*                              $    284,344
                                               ------------
              TOTAL PORTUGAL                        368,405
                                               ------------
              SINGAPORE (0.2%)
              CONGLOMERATES (0.0%)
     48,000   Overseas Union Enterprise Ltd.        115,093
                                               ------------
              ELECTRONICS (0.1%)
     62,000   Venture Manufacturing Ltd.            172,948
                                               ------------
              ELECTRONICS/SEMICONDUCTORS (0.1%)
     36,300   Elec & Eltek International Co.
              Ltd.                                  166,254
    134,000   Wong's Circuits Holdings Ltd.          87,770
                                               ------------
                                                    254,024
                                               ------------
              TOTAL SINGAPORE                       542,065
                                               ------------
              SOUTH AFRICA (0.1%)
              BANK/SAVINGS & LOAN (0.1%)
      7,200   Nedcor Ltd.                           159,793
                                               ------------
              FOOD & BEVERAGE (0.0%)
     71,400   Illovo Sugar Ltd.                     121,780
                                               ------------
              TOTAL SOUTH AFRICA                    281,573
                                               ------------
              SPAIN (0.5%)
              CONGLOMERATES (0.0%)
      9,180   Grupo Duro-Felguer SA                  98,175
                                               ------------
              CONSUMER GOODS & SERVICES (0.1%)
     16,250   Vidriera Leonesa SA*                  269,100
                                               ------------
              FOOD & BEVERAGE (0.1%)
      5,000   Campofrio Alimentacion SA             273,266
                                               ------------
              FOREST PRODUCTS (0.1%)
      5,075   Miquel Y Costas & Miquel SA           197,119
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.1%)
      7,000   Vidrala SA                            312,764
                                               ------------
              METAL PRODUCTS & SERVICES (0.0%)
     51,580   Tubacex SA                            135,367
                                               ------------
              RETAILING & DISTRIBUTORS (0.0%)
      5,800   Aldeasa SA *                          122,914
                                               ------------
              TELECOMMUNICATIONS (0.1%)
      7,290   Amper SA                              196,820
                                               ------------
              TOTAL SPAIN                         1,605,525
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              SWEDEN (0.7%)
              AUTO & AUTO PARTS (0.1%)
     28,640   Haldex AB                        $    425,938
                                               ------------
              BUILDING MATERIALS (0.2%)
     38,000   Lindab AB Class B                     569,931
                                               ------------
              COMPUTER SERVICE (0.1%)
      7,770   Prosolvia AB Class B*                 310,436
                                               ------------
              DATA PROCESSING & REPRODUCTION (0.0%)
     22,212   Array Printers AB Class B*            134,376
                                               ------------
              ELECTRONICS (0.1%)
      3,500   Pricer AB Class B*                     64,845
     11,490   Spectra-Physics AB Class A            217,945
                                               ------------
                                                    282,790
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
     12,690   Finnveden AB Class B*                 235,909
      1,200   Hoganas AB                             36,752
     10,880   Munters AB*                            93,931
      1,600   Svedala Industries AB                  26,417
                                               ------------
                                                    393,009
                                               ------------
              PHARMACEUTICALS (0.1%)
     13,100   OXiGENE, Inc.*                        234,450
                                               ------------
              TOTAL SWEDEN                        2,350,930
                                               ------------
              SWITZERLAND (1.1%)
              BUSINESS SERVICES (0.1%)
      1,000   PubliGroupe SA*                       218,718
                                               ------------
              CHEMICALS & FERTILIZER (0.1%)
        100   Siegfried AG                          122,729
                                               ------------
              CONGLOMERATES (0.1%)
        140   Gurit-Heberlein AG Bearer             416,592
                                               ------------
              CONSUMER GOODS & SERVICES (0.0%)
        350   Fotolabo SA                            77,991
                                               ------------
              ELECTRONICS (0.1%)
        220   Tecan Holdings AG                     497,772
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.2%)
        340   Huber & Suhner AG                     545,492
        200   Sarna Kunststoff Holding AG*          260,542
                                               ------------
                                                    806,034
                                               ------------
              LEISURE/ENTERTAINMENT (0.1%)
        120   Kuoni Reisen AG                       450,463
                                               ------------

 14              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              MACHINERY & CAPITAL GOODS (0.4%)
      2,500   Agie Charmille Holding AG*       $    197,120
        160   Christ AG*                            109,702
        780   Interroll Holding AG*                 149,208
      1,625   Mikron Holding AG*                    270,740
        430   Saurer AG Arbon                       312,513
        130   Sez Holding AG -- Reg A*              218,375
                                               ------------
                                                  1,257,658
                                               ------------
              TOTAL SWITZERLAND                   3,847,957
                                               ------------
              UNITED KINGDOM (2.6%)
              AUTO & AUTO PARTS (0.1%)
     27,000   Lex Service PLC                       206,599
                                               ------------
              BUILDING MATERIALS (0.0%)
     29,000   Heywood Williams Group PLC             99,737
                                               ------------
              BUSINESS SERVICES (0.4%)
     75,000   Cordiant Communications Group
              PLC                                   135,758
     48,000   MSB International PLC                 497,614
     40,100   RCO Holdings PLC                      108,878
     75,000   Saatchi and Saatchi PLC*              134,524
    300,000   Taylor Nelson AGB PLC ORD*            424,552
                                               ------------
                                                  1,301,326
                                               ------------
              COMPUTER SERVICE (0.6%)
    525,000   Anite Group PLC*                      414,678
     11,000   Micro Focus Group PLC*                431,710
    101,000   Northamber PLC*                       393,895
    350,000   Rebus Group PLC*                      443,475
    140,000   Skillsgroup PLC*                      421,590
                                               ------------
                                                  2,105,348
                                               ------------
              COMPUTER SOFTWARE (0.3%)
     45,000   Eidos PLC*                            499,835
     80,000   Royalblue Group PLC*                  467,336
                                               ------------
                                                    967,171
                                               ------------
              CONSTRUCTION & HOUSING (0.1%)
     37,000   AMEC PLC                               71,236
    100,001   McAlpine (Alfred) Group PLC           223,797
                                               ------------
                                                    295,033
                                               ------------
              FOOD & BEVERAGE (0.1%)
     75,000   Finlay (James) PLC *                  139,460
      8,700   Hardys & Hanson PLC                    32,784
                                               ------------
                                                    172,244
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              HEALTH CARE (0.1%)
     24,200   Galen Holdings PLC Ltd.*         $    138,581
      7,600   Nycomed Amersham PLC                  282,889
                                               ------------
                                                    421,470
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.0%)
     37,920   Crest Packaging PLC                    35,567
                                               ------------
              MACHINERY & ENGINEERING (0.6%)
     86,000   Adwest Automotive PLC                 206,615
      6,000   AIM Group PLC                          26,164
    310,000   Bulllough PLC*                        525,424
     72,000   Dennis Group PLC                      367,286
     40,000   McKechnie PLC                         304,097
     59,500   Oxford Instruments PLC*               281,981
     33,400   The Weir Group PLC                    146,197
    250,000   Verity Group PLC                      284,886
                                               ------------
                                                  2,142,650
                                               ------------
              REAL ESTATE (0.1%)
     45,000   Bradford Property Trust PLC ORD       203,637
     45,472   Great Portland Estates PLC            180,519
                                               ------------
                                                    384,156
                                               ------------
              RETAIL STORES (0.1%)
    165,000   Budgens PLC                           150,691
     70,000   Somerfield PLC                        241,896
                                               ------------
                                                    392,587
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.1%)
    110,000   SDX Business Systems PLC*             369,261
                                               ------------
              TOTAL UNITED KINGDOM                8,893,149
                                               ------------
              UNITED STATES (76.8%)
              AIRLINES (0.5%)
      9,000   Alaska Air Group, Inc.*               348,750
     33,000   Midwest Express Holdings, Inc.*     1,280,813
      3,900   Newport News Shipbuilding,
              Inc.*                                  99,206
                                               ------------
                                                  1,728,769
                                               ------------
              AUTO & AUTO PARTS (0.9%)
     20,000   A. O. Smith Corp.                     845,000
     16,800   Donaldson, Inc.                       757,050
     25,500   Triumph Group, Inc.*                  847,875
     29,000   Wabash National Corp.                 824,687
                                               ------------
                                                  3,274,612
                                               ------------
              BANK/SAVINGS & LOAN (4.3%)
     48,600   Bank United Corp.                   2,378,363
     11,324   Charter One Financial, Inc.           714,828
     16,500   Community First Bankshares,
              Inc.                                  878,625
     32,400   Cullen Frost Bankers, Inc.          1,966,275
     31,000   Hamilton Bancorp, Inc.*               902,875

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               15

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              BANK/SAVINGS & LOAN (CONTINUED)
     11,500   Long Island Bancorp, Inc.        $    570,687
      8,400   Ocean Financial Corp.                 312,900
     19,800   Peoples Heritage Financial
              Group, Inc.                           910,800
      2,000   Provident Financial Group, Inc.        97,000
     18,450   Queens County Bancorp, Inc.           747,225
     13,400   Reliance Bancorp, Inc.                490,775
     36,150   Sterling Bancshares, Inc./Texas       732,037
     25,000   Sterling Financial Corp.*             543,750
     18,000   Texas Regal Bancshares, Inc.
              Class A                               549,000
     33,300   Webster Financial Corp.             2,214,450
     20,000   Western Bancorp *                     660,000
      6,200   WMF Group Ltd.*                        77,500
                                               ------------
                                                 14,747,090
                                               ------------
              BUILDING MATERIALS (0.1%)
     19,000   CalMat Co.*                           529,625
                                               ------------
              BUSINESS SERVICES (0.9%)
     39,100   Hypercom Corp.*                       552,287
     56,000   Intervu, Inc.*                        455,000
      9,000   Pre-Paid Legal Services, Inc.*        307,687
     64,100   Sitel Corp.*                          584,913
     22,400   Technology Solutions Co.*             590,800
     18,350   Vincam Group, Inc.*                   488,569
                                               ------------
                                                  2,979,256
                                               ------------
              CHEMICALS & FERTILIZER (0.2%)
     30,700   Lawter International, Inc.            333,862
     12,800   Lilly Industries, Inc.                264,000
                                               ------------
                                                    597,862
                                               ------------
              COMMERCIAL SERVICES (3.0%)
     15,000   Advance Paradigm, Inc.*               476,250
      8,500   Corestaff, Inc.*                      225,250
     40,000   Hall, Kinion & Associates,
              Inc.*                                 875,000
     13,000   International Telecom Data
              Systems, Inc.*                        416,000
     40,000   Lamalie Associates, Inc.*             800,000
     40,000   On Assignment, Inc.*                1,060,000
     26,250   Robert Half International,
              Inc.*                               1,050,000
     90,000   Romac International, Inc.*          2,199,375
     22,000   Select Appointments Holdings
              PLC ADR                               401,500
     15,000   SOS Staffing Services, Inc.*          283,125
     45,000   Superior Services, Inc.*            1,299,375
     28,700   Valassis Communications, Inc.*      1,061,900
                                               ------------
                                                 10,147,775
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              COMMUNICATIONS & MEDIA (5.1%)
     25,900   Central European Media
              Enterprises Ltd.*                $    653,975
     10,800   Central Newspapers, Inc. Class
              A                                     798,525
     15,400   Chancellor Broadcasting Corp.
              Class A*                            1,149,225
     20,000   Cinar Films, Inc.*                    777,500
     20,000   Cox Radio, Inc. Class A*              805,000
     27,500   Harte-Hanks Communications,
              Inc.                                1,020,937
     36,000   Heftel Broadcasting Corp.*          1,683,000
     75,000   Lamar Advertising Co.*              2,981,250
     30,000   Mail-Well, Inc.*                    1,215,000
     16,500   Metro Networks, Inc.*                 540,375
     21,950   Outdoor Systems, Inc.*                842,331
     30,000   Sinclair Broadcasting Group,
              Inc. Class A*                       1,398,750
     25,000   Snyder Communications, Inc.*          912,500
     55,800   Universal Outdoor Holdings,
              Inc.*                               2,901,600
                                               ------------
                                                 17,679,968
                                               ------------
              COMPUTER EQUIPMENT (1.0%)
     58,800   Auspex Systems, Inc.*                 588,000
     88,200   Borland International, Inc.*          644,962
     52,800   Data General Corp.*                   920,700
     30,400   Platinum Technology, Inc.*            858,800
     22,650   National Instruments Corp.*           656,850
                                               ------------
                                                  3,669,312
                                               ------------
              COMPUTER SERVICE (0.8%)
     18,000   Acxiom Corp.*                         346,500
        267   Affiliated Computer Services,
              Inc.*                                   7,025
     15,000   Crystal Systems Solutions*            382,500
        900   Fiserv, Inc.*                          44,212
     40,000   PRT Group, Inc.*                      455,000
     17,600   Sterling Commerce, Inc.*              676,500
     12,000   SunGard Data Systems, Inc.*           372,000
     32,000   Sykes Enterprises, Inc.*              624,000
                                               ------------
                                                  2,907,737
                                               ------------
              COMPUTER SOFTWARE (4.5%)
     22,000   Avant! Corp.*                         368,500
     20,200   BMC Software, Inc.*                 1,325,625
     17,300   Cambridge Technology Partners,
              Inc.*                                 720,112
      5,000   CBT Group PLC ADR*                    410,625
     34,300   Dataworks Corp.*                      681,712
     30,000   Excite, Inc.*                         900,000
     15,000   HNC Software, Inc.*                   645,000
     20,000   Information Management
              Resources, Inc.*                      750,000
     16,000   JDA Software Group, Inc.*             560,000
     25,000   Legato Systems, Inc.*               1,100,000
     57,600   Micrografx, Inc.*                     504,000
     37,400   PeopleSoft, Inc.*                   1,458,600
     45,900   QAD, Inc.*                            579,488

 16              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              COMPUTER SOFTWARE (CONTINUED)
     17,500   Remedy Corp.*                    $    367,500
     27,000   Saville System PLC ADR*             1,120,500
     22,700   Tecnomatix Technologies Ltd.*         766,125
     22,000   Transaction System Architects
              Class A*                              836,000
     40,000   Transition Systems, Inc.*             885,000
     10,000   VERITAS Software Corp.*               510,000
     30,000   Visio Corp.*                        1,151,250
                                               ------------
                                                 15,640,037
                                               ------------
              CONSTRUCTION & HOUSING (0.4%)
     20,400   Coachmen Industries, Inc.             439,875
     20,600   Texas Industries, Inc.                927,000
                                               ------------
                                                  1,366,875
                                               ------------
              CONSUMER CYCLICALS (0.3%)
     27,000   Westwood One, Inc.*                 1,002,375
                                               ------------
              CONSUMER GOODS & SERVICES (2.4%)
     24,000   Alberto Culver Co. Class A            648,000
     49,500   Arbor Drugs, Inc.                     915,750
     29,000   Broderbund Software, Inc.             743,125
     17,100   Budget Group, Inc. Class A*           591,019
     20,200   Devry, Inc.*                          643,875
     50,000   Furniture Brands International,
              Inc.*                               1,025,000
     70,000   Helen of Troy Ltd.*                 1,128,750
     17,500   ITT Educational Services, Inc.*       390,469
     45,000   Mohawk Industries, Inc.*              987,187
     14,500   Westpoint Stevens, Inc.*              685,125
     15,000   Windmere-Durable Holdings,
              Inc.*                                 338,437
                                               ------------
                                                  8,096,737
                                               ------------
              CONTAINERS (0.1%)
     11,200   Libbey, Inc.                          424,200
                                               ------------
              ELECTRICAL EQUIPMENT (0.1%)
     16,100   Continental Circuits Corp.*           224,394
                                               ------------
              ELECTRONICS (0.6%)
     19,800   ATMI, Inc.*                           480,150
     21,400   Burr-Brown Corp.*                     687,475
     21,400   Methode Electronics, Inc. Class
              A                                     347,750
     14,400   SCI Systems, Inc.*                    627,300
                                               ------------
                                                  2,142,675
                                               ------------
              ELECTRONICS/SEMICONDUCTORS (1.4%)
     26,500   ADE Corp.*                            463,750
     31,800   Dallas Semiconductor Corp.          1,295,850
     15,800   ETEC Systems, Inc.*                   734,700

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              ELECTRONICS/SEMICONDUCTORS(CONTINUED)
     40,600   Maxim Integrated Products,
              Inc.*                            $  1,400,700
     13,000   Sipex Corp.*                          393,250
     10,000   Uniphase Corp.*                       413,750
                                               ------------
                                                  4,702,000
                                               ------------
              ENVIRONMENTAL SERVICES (0.4%)
     27,400   Allied Waste Industries, Inc.*        638,762
     30,800   Casella Waste Systems, Inc.*          812,350
                                               ------------
                                                  1,451,112
                                               ------------
              FINANCIAL SERVICES (6.7%)
     16,723   Allmerica Financial Corp.             835,105
     31,200   Amerin Corp.*                         873,600
     43,800   AmerUs Life Holdings, Inc.
              Class A                             1,615,125
     84,800   ARM Financial Group, Inc. Class
              A*                                  2,236,600
     15,800   Capital RE Corp.                      980,587
     30,000   CapMac Holdings, Inc.               1,042,500
     35,000   Checkfree Holdings Corp.*             945,000
     18,600   City National Corp.                   687,037
     43,000   Doral Financial Corp.               1,091,125
     30,600   ESG Re Ltd.*                          719,100
     25,000   Executive Risk, Inc.                1,745,313
     55,000   Glenborough Realty Trust, Inc.*     1,629,375
     60,000   Laser Mortgage Management,
              Inc.*                                 870,000
     10,666   Legg Mason, Inc.                      596,629
     54,000   Life USA Holding, Inc.*               911,250
     20,000   Nac Re Corp.                          976,250
     20,000   Patriot American Hospitality,
              Inc.                                  576,250
     45,600   PMT Services, Inc.*                   632,700
      9,100   Price (T. Rowe) & Associates          572,163
     20,000   RenaissanceRe Holdings Ltd*           882,500
     50,000   Sovereign Bancorp, Inc.             1,037,500
     12,000   Starwood Lodging Trust                694,500
     35,500   Terra Nova (Bermuda) Holdings
              Ltd.                                  931,875
          1   USF&G Corp.*                               11
                                               ------------
                                                 23,082,095
                                               ------------
              FOOD & BEVERAGE (1.2%)
      9,600   Bush Boake Allen, Inc.*               251,400
     18,500   Canandaigua Brands, Inc. Class
              A*                                  1,024,437
     16,400   Hain Food Group, Inc.*                150,675
     43,000   Suiza Foods Corp.*                  2,561,188
                                               ------------
                                                  3,987,700
                                               ------------
              FURNISHING & APPLIANCES (0.2%)
     18,500   Interface, Inc.                       536,500
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               17

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              HEALTH CARE (5.5%)
     21,500   Acuson Corp.*                    $    356,094
     38,400   ADAC Laboratories                     758,400
     27,200   Alkermes, Inc.*                       540,600
      8,700   Amerisource Health Corp. Class
              A*                                    506,775
     55,000   Atria Communities, Inc.*              941,875
      8,900   Ballard Medical Products              215,825
     11,800   Biovail Corp. International*          460,938
      9,514   Block Drug, Inc. Class A              411,485
     52,000   Bone Care International, Inc.*        529,750
     19,000   Compdent Corp.*                       385,345
     75,000   DUSA Pharmaceuticals, Inc.*           862,500
     23,700   FPA Medical Management, Inc.*         441,413
     25,600   Haemonetics Corp.*                    358,400
     13,200   Health Care & Retirement Corp.
              *                                     371,250
     28,500   IDX Systems Corp.*                  1,054,500
     47,900   Incontrol, Inc.*                      281,413
     12,000   INCYTE Pharmaceuticals, Inc.*         540,000
     25,500   Mentor Corp.                          930,750
     41,400   Mid Atlantic Medical Services,
              Inc.*                                 527,850
      9,100   National Health Investors,
              Inc.*                                 381,063
     40,000   National Surgery Centers, Inc.*     1,050,000
     51,000   NovaCare, Inc.*                       666,187
     45,000   Novoste Corp.*                      1,012,500
     10,400   Omega Healthcare Investors,
              Inc.*                                 401,700
     15,000   Parexel International Corp.*          555,000
      8,500   PathoGenesis Corp.*                   315,562
     15,100   Patterson Dental Co.*                 683,275
     37,500   Pharmacyclics, Inc.*                  960,937
     18,000   Respironics, Inc.*                    402,750
      5,800   Sofamor Danek Group, Inc.*            377,362
     26,800   Trigon Healthcare, Inc.*              700,150
     18,400   Universal Health Services, Inc.
              Class B*                              926,900
                                               ------------
                                                 18,908,549
                                               ------------
              INDUSTRIAL MISCELLANEOUS (0.7%)
     45,700   Apogee, Inc.                          542,688
     49,500   BMC Industries, Inc.                  798,187
     11,900   W.H. Brady Co.                        368,900
     32,000   Kroll-O'Gara Co.*                     564,000
                                               ------------
                                                  2,273,775
                                               ------------
              INSURANCE (1.7%)
     14,950   Allied Group, Inc.                    427,944
     24,500   Everest Reinsurance Holdings,
              Inc.                                1,010,625
     22,800   FBL Financial Group, Inc.             914,850
     20,000   Fremont General Corp.               1,095,000
     33,500   Frontier Insurance Group, Inc.        766,312

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              INSURANCE (CONTINUED)
     12,400   Penn-America Group, Inc.         $    254,200
     14,100   Trenwick Group, Inc.                  530,512
     22,050   W.R. Berkley Corp.                    967,444
                                               ------------
                                                  5,966,887
                                               ------------
              LEISURE & ENTERTAINMENT (1.2%)
     40,000   CapStar Hotel Co.*                  1,372,500
     17,000   Premier Parks, Inc.*                  688,500
     32,300   Vistana, Inc.*                        742,900
     41,000   Wyndham Hotel Corp.*                1,655,375
                                               ------------
                                                  4,459,275
                                               ------------
              LODGING (0.7%)
     46,700   Prime Hospitality Corp.*              951,512
     12,700   Promus Hotel Corp.*                   533,400
     39,700   Rio Hotel and Casino, Inc.*           833,700
                                               ------------
                                                  2,318,612
                                               ------------
              MACHINERY & CAPITAL GOODS (1.5%)
     12,100   Alamo Group, Inc.                     262,419
     10,600   Dionex Corp.*                         527,350
     10,500   IDEX Corp.                            366,188
     24,600   Kaydon Corp.                          802,575
      6,900   Lincoln Electric Co. Class A          248,400
     35,000   Rental Service Corp.*                 859,687
     22,200   Roper Industries, Inc.                627,150
     36,400   Stewart & Stevenson Services,
              Inc.*                                 928,200
     13,800   Zebra Technologies Corp. Class
              A*                                    410,550
                                               ------------
                                                  5,032,519
                                               ------------
              MATERIALS & PROCESSING (1.9%)
     22,500   AEP Industries, Inc.*                 694,688
     39,900   Aptargroup, Inc.                    2,214,450
    150,000   Gaylord Container Corp. Class
              A*                                    862,500
     30,500   Hexcel Corp.*                         760,594
     45,500   Intertape Polymer Group, Inc.         995,312
     25,500   OM Group, Inc.                        933,937
                                               ------------
                                                  6,461,481
                                               ------------
              METAL PRODUCTS & SERVICES (0.1%)
     16,900   NN Ball & Roller, Inc.                149,988
                                               ------------
              METALS/MINING (0.1%)
     31,800   Metals USA, Inc.*                     484,950
                                               ------------
              NATURAL GAS (0.1%)
      7,700   National Fuel Gas Co.*                374,894
                                               ------------
              OFFICE EQUIPMENT (0.3%)
     19,500   Miller (Herman), Inc.*              1,063,969
                                               ------------

 18              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              OIL & GAS ENERGY (7.6%)
     19,200   AGL Resources, Inc.*             $    392,400
     28,100   Apache Corp.                          985,256
     24,400   Brown (Tom), Inc.*                    469,700
     13,500   Central Hudson Gas & Electric*        592,313
     26,000   Chieftain International, Inc.*        552,500
      8,800   Cliffs Drilling Co.*                  438,900
     11,100   Connecticut Energy Corp.*             334,388
     24,700   Dawson Production Services,
              Inc.*                                 429,163
      9,900   Eastern Enterprise*                   445,500
    100,000   EEX Corp.*                            906,250
     16,400   Flores & Rucks, Inc.*                 808,725
    128,100   Global Industries Ltd*              2,177,700
     41,200   Key Energy Group, Inc.*               893,525
     12,700   MDU Resources Group, Inc.             401,638
     15,700   Montana Power Co.*                    499,456
     58,800   Nabors Industries, Inc.*            1,848,525
     63,752   National-Oilwell, Inc.*             2,179,522
     22,400   Newpark Resources, Inc.*              595,000
     26,300   Oceaneering International,
              Inc.*                                 519,425
     43,500   Offshore Logistics, Inc.*             929,813
     16,300   Petroleum Geo Services ADR*         1,055,425
     12,900   Piedmont Natural Gas Co., Inc.*       463,594
     93,300   Pride International, Inc.*          2,355,825
     19,500   Public Service Co. of New
              Mexico*                               461,906
     24,300   R&B Falcon Corp.*                     852,019
     11,200   Sierra Pacific Resources*             420,000
      6,600   Smith International, Inc.*            405,075
     17,800   Stone Energy Corp.*                   596,300
     80,000   Superior Energy Services, Inc.*       810,000
     77,780   Texas Meridian Resources Corp.*       743,771
     15,000   Tuboscope Vetco International
              Corp.*                                360,938
     15,900   UTI Energy Corp.*                     411,413
      8,000   Wicor, Inc.*                          371,500
     10,800   WPH Holdings, Inc.*                   357,750
                                               ------------
                                                 26,065,215
                                               ------------
              PHARMACEUTICALS (1.2%)
     50,000   Catalytica, Inc.*                     593,750
     42,500   Gilead Sciences, Inc.*              1,625,625
     45,000   Owens & Minor, Inc. Holding Co.       652,500
     16,200   Sepracor, Inc.*                       649,013
     20,000   Watson Pharmaceutical, Inc.*          648,750
                                               ------------
                                                  4,169,638
                                               ------------
              POLLUTION CONTROL (0.2%)
     34,000   Nevada Power Co.*                     595,000
                                               ------------
              PRINTING & PUBLISHING (0.8%)
     18,000   Bowne & Company, Inc.                 717,750
     17,000   Consolidated Graphics, Inc.*          792,625

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              PRINTING & PUBLISHING (CONTINUED)
     15,700   Houghton Mifflin Co.             $    602,488
      9,333   Pulitzer Publishing Co.               586,229
                                               ------------
                                                  2,699,092
                                               ------------
              PRODUCER DURABLES (2.3%)
     51,000   Allied Products Corp.               1,224,000
     52,500   DeCrane Aircraft Holdings,
              Inc.*                                 892,500
     44,500   Gerber Scientific, Inc.               884,438
     37,500   Halter Marine Group, Inc.*          1,082,813
     47,000   Magnetek, Inc.*                       916,500
     28,500   Manitowoc Co., Inc.                   926,250
     33,000   Reliance Steel & Aluminum, Inc.       981,750
     75,000   Simpson Industries, Inc.              881,250
                                               ------------
                                                  7,789,501
                                               ------------
              REAL ESTATE (1.4%)
     13,906   Apartment Investment &
              Management Co.*                       511,063
     10,000   Boston Properties, Inc. *             330,625
     41,300   CCA Prison Realty Trust             1,843,013
      2,090   Crescent Operating, Inc. *             51,205
     20,900   Crescent Real Estate Equities,
              Inc.                                  822,938
     11,700   Fairfield Communities, Inc.*          517,725
     10,600   SL Green Realty Corp. *               274,938
     75,000   U.S. Home & Garden, Inc. *            309,375
                                               ------------
                                                  4,660,882
                                               ------------
              RESTAURANTS (0.2%)
     10,000   Landry's Seafood Restaurants,
              Inc.*                                 240,000
     15,000   Rainforest Cafe, Inc.*                495,000
                                               ------------
                                                    735,000
                                               ------------
              RETAIL/SPECIALTY (0.1%)
     11,700   Black Box Corp.*                      413,888
                                               ------------
              RETAIL STORES (4.4%)
     80,500   99 Cents Only Stores*               2,374,750
     10,000   Abercrombie & Fitch Co. Class
              A*                                    312,500
     35,900   Borders Group, Inc.*                1,124,119
     21,150   Consolidated Products Co.*            161,269
     37,900   Corporate Express, Inc.*              487,963
     10,000   Dollar Tree Stores, Inc.*             413,750
     40,000   Dominick's Supermarkets, Inc.*      1,460,000
     27,250   Family Dollar Stores, Inc.            798,766
     59,000   Linens 'N Things, Inc.*             2,573,875
     60,000   Marks Brothers Jewelers, Inc.*        990,000
     40,000   Michael's Stores, Inc.*             1,170,000
     12,127   Monro Muffler Brake, Inc.*            174,326
      9,900   Payless Shoesource, Inc.*             664,538
     19,500   Schultz Sav-o Stores, Inc.            302,250
     25,000   Stage Stores, Inc.*                   934,375

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               19

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              RETAIL STORES (CONTINUED)
     20,300   Trammell Crow Co.*               $    522,725
     20,000   Wild Oats Markets, Inc.*              721,250
                                               ------------
                                                 15,186,456
                                               ------------
              RETAILING & DISTRIBUTORS (0.3%)
     39,350   Richfood Holdings, Inc.             1,111,638
                                               ------------
              TECHNOLOGY (1.3%)
     22,700   CACI International, Inc. Class
              A*                                    449,744
     22,000   Check Point Software
              Technologies Ltd*                     896,500
     57,200   Reynolds & Reynolds Co. Class A     1,054,625
     22,500   Viasoft, Inc.*                        950,625
     50,000   Wyman-Gordon Co.*                     981,250
                                               ------------
                                                  4,332,744
                                               ------------
              TECHNOLOGY/SEMICONDUCTOR (3.0%)
     38,800   AAR Corp.                           1,503,500
     12,900   Alliant Techsystems, Inc.*            719,175
    129,600   Aviall, Inc.*                       1,935,900
     21,200   B E Aerospace, Inc.*                  567,100
     25,800   Doncasters PLC ADR*                   545,025
     14,800   Ducommun, Inc.*                       517,075
     23,200   Orbital Sciences Corp.*               690,200
     34,700   Thiokol Corp.                       2,819,375
     36,500   Tracor, Inc.*                       1,108,688
                                               ------------
                                                 10,406,038
                                               ------------
              TELECOMMUNICATION EQUIPMENT (0.8%)
     30,000   Anicom, Inc.*                         476,250
      6,400   Metromedia Fiber Network, Inc.
              *                                     106,400
     49,400   Paging Network, Inc.*                 531,050
     34,000   Premisys Communications, Inc.*        888,250
     31,000   Radiant Systems, Inc.*                883,500
                                               ------------
                                                  2,885,450
                                               ------------
              TELECOMMUNICATIONS (1.2%)
     35,000   Billing Information Concepts
              Corp.*                              1,680,000
     16,800   Intermedia Communications of
              Florida, Inc.*                      1,020,600
     11,000   IXC Communications, Inc.*             345,125
     22,200   McLeod, Inc.*                         710,400
     20,000   Teledata Communications, Inc.*        365,000
                                               ------------
                                                  4,121,125
                                               ------------
              TEXTILE/APPAREL (0.4%)
     35,000   Nautica Enterprises, Inc.*            813,750
     10,200   St. John Knits, Inc.                  408,000
                                               ------------
                                                  1,221,750
                                               ------------

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              TOBACCO & GROCERY (0.7%)
     53,600   Consolidated Cigar Holdings,
              Inc.*                            $  1,477,350
     33,800   First Brands Corp.                    910,488
                                               ------------
                                                  2,387,838
                                               ------------
              TRANSPORTATION (1.5%)
     18,000   America West Holdings Corp.
              Class B*                              335,250
     16,100   Coach USA, Inc.*                      539,350
     23,000   Expeditors International of
              Washington, Inc.*                     885,500
     55,000   Greenbrier Companies, Inc.*           952,188
     20,900   Heartland Express, Inc.*              561,688
     15,100   Hvide Marine, Inc. Class A*           388,825
     24,000   M.S. Carriers, Inc.*                  597,000
     19,600   Swift Transportation Co., Inc.*       634,550
     12,400   Trico Marine Services, Inc.*          364,250
                                               ------------
                                                  5,258,601
                                               ------------
              UTILITIES (0.5%)
     18,500   Eastern Utilities Associates          485,625
      8,500   Orange & Rockland Utilities,
              Inc.*                                 395,781
     20,000   United Illuminating Co.*              918,750
                                               ------------
                                                  1,800,156
                                               ------------
              TOTAL UNITED STATES               264,253,617
                                               ------------
              TOTAL COMMON STOCK
              (cost $271,107,617)               312,543,101
                                               ------------
              PREFERRED STOCK (0.3%)
              GERMANY (0.3%)
              BUILDING MATERIALS (0.1%)
      4,800   Creaton AG                            130,478
        700   Dyckerhoff AG                         184,928
                                               ------------
                                                    315,406
                                               ------------
              COMPUTER SERVICES (0.1%)
     25,650   Draegerwerk AG                        467,920
                                               ------------
              MACHINERY & ENGINEERING (0.1%)
      1,850   KSB AG                                411,568
                                               ------------
              TOTAL GERMANY & PREFERRED STOCK
              (cost $1,359,401)                   1,194,894
                                               ------------

              RIGHTS (0.0%)
              AUSTRALIA
      5,875   Mirvac Limited Variable Priced
              Options                                 1,684
                                               ------------
              UNITED KINGDOM
    133,333   Taylor Nelson AGB Nil Paid             51,560
                                               ------------
              TOTAL RIGHTS
              (cost $25,936)                         53,244
                                               ------------

 20              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               SMALL COMPANY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
              WARRANTS (0.0%)
              HONG KONG
     51,041   Moulin International Holdings*   $        764
                                               ------------
              UNITED STATES
      1,034   Security Capital Group, Inc.*           5,429
                                               ------------
              TOTAL WARRANTS
              (cost $38,896)                          6,193
                                               ------------

-----------
 PRINCIPAL
----------

              COMMERCIAL PAPER (3.0%)
$10,163,000   Koch Industries, Inc.,
              6.65%, 01/02/98
              (cost $10,161,123)                 10,159,585
                                               ------------
              U.S. GOVERNMENT OBLIGATIONS (1.5%)
  2,575,000   U.S. Treasury Bills, 4.97%,
              01/22/98                            2,567,805
  1,452,000   U.S. Treasury Bills, 5.18%,
              02/05/98                            1,445,102
    423,000   U.S. Treasury Bills, 5.22%,
              03/05/98                              419,248
    348,000   U.S. Treasury Bills, 5.23%,
              03/12/98                              344,592
    253,000   U.S. Treasury Bills, 5.15%,
              04/02/98                              249,705
                                               ------------
              TOTAL U.S. GOVERNMENT
              OBLIGATIONS
              (cost $5,025,248)                   5,026,452
                                               ------------

-----------------------------------------------------------
 PRINCIPAL               SECURITY                 VALUE
-----------------------------------------------------------

              REPURCHASE AGREEMENTS (5.7%)
$15,266,000   Fifth Third Bank,
              5.70%, 01/02/98, Collateralized
              by $15,188,000 FHLMC Pool
              #G10657, 7.50%, 02/01/12,
              market value $15,572,453         $ 15,266,000
  4,208,000   Goldman Sachs,
              6.35%, 01/02/98, Collateralized
              by $4,145,000 U.S. Treasury
              Note, 7.75%, 12/31/99, market
              value $4,298,365                    4,208,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
              (cost $19,474,000)                 19,474,000
                                               ------------
              TOTAL INVESTMENTS
              (cost $307,192,221)              $348,457,469
                                               ============

--------------------------------------------------------------------------------

  FOREIGN CURRENCY CONTRACTS
                                 Contract    Market
                                  Value      Value
        Currency Sold:           (U.S. $)   (U.S. $)   (Depreciation)   Delivery Date
        --------------           --------   --------   --------------   -------------
Finnish Marks                    $129,307   $129,392      ($   85)          1/5/98

--------------------------------------------------------------------------------

  * Denotes a non-income producing security.

 ** Security is subject to contractual or legal restrictions on its resale.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost for federal income tax purposes: $308,555,332

The abbreviations in the above statement stand for the following:

    AB     Aktiebolag (Swedish stock company)
    ADR    American Depository Receipt
    AG     Aktiengesellschaft (West German stock company)
    A/S    Limited
    ASA    Limited
    NV     Naamloze Vennootschap (Dutch corporation)
    ORD    Ordinary Depository Receipt
    OY     Limited
    PLC    (British) Public Limited Company
    SA     Societe Anonyme (French corporation)
    SA     Sociedad Anonima (Spanish corporation)
           Sociedade Gestora De Participacoes Sociais (Portuguese
    SGPS   corporation)
    SPA    Societa per Azioni (Italian corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               21

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
----------------------------------------------------------

           COMMON STOCK (98.3%)
           BANKS/MAJOR REGIONAL (1.7%)
     600   Norwest Corp.                        $   23,175
                                                ----------
           BANKS/REGIONAL (2.9%)
     400   Northern Trust Co.                       27,900
     100   US Bancorp                               11,194
                                                ----------
                                                    39,094
                                                ----------
           BEVERAGES/NONALCOHOLIC (2.8%)
     700   Coca-Cola Enterprises, Inc.              24,894
     200   The Coca-Cola Co.                        13,325
                                                ----------
                                                    38,219
                                                ----------
           BROADCASTING TV (7.5%)
     500   Chancellor Media Corp. Class A           37,313
     300   Clear Channel Communications, Inc.       23,831
     400   Heftel Broadcasting Corp.*               18,700
     200   Jacor Communications, Inc.               10,625
     300   Tele-Communications Liberty Media
           Group                                    10,875
                                                ----------
                                                   101,344
                                                ----------
           COMMUNICATION EQUIPMENT (4.4%)
     500   ADC Telecommunications, Inc.             20,875
     300   Ciena Corp.                              18,338
     200   Tellabs, Inc.                            10,575
     300   Worldcom, Inc.*                           9,075
                                                ----------
                                                    58,863
                                                ----------
           COMPUTERS/SOFTWARE & SERVERS (17.4%)
     300   CBT Group PLC ADR*                       24,638
     480   Cisco Systems, Inc.*                     26,760
     250   Computer Associates International,
           Inc.                                     13,219
     400   Compuware Corp.*                         12,800
     200   Fiserv, Inc.*                             9,825
     700   INTUIT, Inc.                             28,875
     300   Keane, Inc.                              12,187
     150   Microsoft Corp.                          19,387
     200   Network Associates, Inc.                 10,575
     800   PeopleSoft, Inc.*                        31,200
     300   Saville System PLC ADR*                  12,450
     100   Shared Medical Systems Corp.              6,600
     200   Veritas Sortware Corp.*                  10,200
     400   Visio Corp.*                             15,350
                                                ----------
                                                   234,066
                                                ----------
           DISTRIBUTORS/FOOD (0.9%)
     200   Dean Foods Company                       11,900
                                                ----------
           ENTERTAINMENT (1.4%)
     300   Time Warner, Inc.                        18,600
                                                ----------
           EQUIPMENT/ELECTRICAL (2.2%)
     400   General Electric Co.                     29,350
                                                ----------

----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
----------------------------------------------------------
           EQUIPMENT/SEMICONDUCTORS (0.9%)
     300   Uniphase Corp.*                      $   12,412
                                                ----------
           FINANCIAL/DIVERSIFIED (1.6%)
     400   Travelers Group, Inc.                    21,550
                                                ----------
           HEALTH CARE/DIVERSIFIED (2.1%)
     400   Eli Lilly & Co.                          27,850
                                                ----------
           HEALTH CARE/DRUGS (2.8%)
     500   Pfizer, Inc.                             37,281
                                                ----------
           HEALTH CARE/LONG TERM CARE (2.7%)
   1,300   Atria Communities, Inc.                  22,263
     500   Healthsouth Corp.                        13,875
                                                ----------
                                                    36,138
                                                ----------
           HEALTH CARE/MEDICAL PRODUCTS (5.4%)
     200   Cardinal Health, Inc.                    15,025
     300   Guidant Corp.                            18,675
     100   McKesson Corporation                     10,819
     400   Medtronic, Inc.                          20,925
     200   Parexel International Corp.*              7,400
                                                ----------
                                                    72,844
                                                ----------
           HEALTH CARE/SPECIAL SERVICES (2.8%)
     800   HBO & Co.                                38,400
                                                ----------
           HOUSEHOLD FURNISHINGS & APPLIANCES (0.9%)
     300   Sunbeam Corp.                            12,637
                                                ----------
           INSURANCE/MULTI/LINE (2.5%)
     500   MGIC Investment Corp.                    33,250
                                                ----------
           INVESTMENT MANAGEMENT (3.2%)
     100   Franklin Resources, Inc.                  8,694
     400   Patriot American Hospitality, Inc.       11,525
     400   Starwood Hotels & Resorts Trust          23,150
                                                ----------
                                                    43,369
                                                ----------
           LODGING/HOTELS (3.4%)
   1,000   CapStar Hotel Co.*                       34,313
     300   Wyndham Hotel Corp.*                     12,112
                                                ----------
                                                    46,425
                                                ----------
           MANUFACTURING DIVERSIFIED (0.7%)
     200   Tyco International Ltd.                   9,012
                                                ----------
           OIL & GAS/DRILLING & EQUIPMENT (2.9%)
     300   Cooper Cameron Corp.*                    18,300
     200   Key Energy Group                          4,337
     200   Schlumberger Ltd.                        16,100
                                                ----------
                                                    38,737
                                                ----------
           PERSONAL CARE (1.5%)
     200   Gillette Company                         20,087
                                                ----------

 22              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             STRATEGIC GROWTH FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
----------------------------------------------------------

           RESTAURANTS (0.6%)
     100   Landry's Seafood Restaurants         $    2,400
     200   Outback Steakhouse, Inc.                  5,750
                                                ----------
                                                     8,150
                                                ----------
           RETAIL/DEPARTMENT STORES (2.0%)
     400   Kohls Corp.*                             27,250
                                                ----------
           RETAIL/DISCOUNTERS (1.2%)
     100   Consolidated Stores Corp.*                4,394
     300   Dollar Tree Stores, Inc.                 12,412
                                                ----------
                                                    16,806
                                                ----------
           RETAIL/DRUG STORES (2.6%)
     200   CVS Corp.                                12,812
     700   Walgreen Co.                             21,963
                                                ----------
                                                    34,775
                                                ----------
           RETAIL/SPECIALTY (6.1%)
   1,501   Cendant Corp.                            51,584
     200   Home Depot, Inc.                         11,775
     300   Lowe's Companies, Inc.                   14,306
     200   Office Depot, Inc.                        4,788
                                                ----------
                                                    82,453
                                                ----------
           SAVINGS & LOANS (2.5%)
     600   TCF Financial Corp.                      20,363
     200   Washington Mutual, Inc.                  12,762
                                                ----------
                                                    33,125
                                                ----------

           SERVICES/COMMERCIAL & CONSUMER (4.8%)
     200   Corestaff, Inc.                           5,300
     800   Outdoor Systems, Inc.                    30,700
     400   Robert Half International, Inc.*         16,000
     500   Romac International, Inc.*               12,219
                                                ----------
                                                    64,219
                                                ----------

----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
----------------------------------------------------------
           SERVICES/PAYROLL (1.5%)
     400   Paychex, Inc.                        $   20,250
                                                ----------
           TRANSPORTATION-AIRLINES (2.4%)
     500   Midwest Express Holdings, Inc.*          19,406
     500   Southwest Airlines Co.                   12,313
                                                ----------
                                                    31,719
                                                ----------
           TOTAL COMMON STOCK
           (cost $1,267,679)                     1,323,350
                                                ----------

---------
PRINCIPAL
---------
            REPURCHASE AGREEMENT (19.5%)
$263,000    Fifth Third Bank, 5.70%, 01/02/98,
            Collateralized by $262,000 FHLMC
            7.50%, 02/01/12 market value
            $268,632 (cost $263,000)                263,000
                                                 ----------
            TOTAL INVESTMENTS
            (cost $1,530,679)                    $1,586,350
                                                 ----------

-------------------------------------------------------

* Denotes a non-income producing security.

Cost for federal income tax purposes: $1,533,451

The abbreviation in the above statement stands for the following:

    ADR  American Depositary Receipt
  FHLMC  Federal Home Loan Mortgage Corporation
    PLC  (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               23

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              STRATEGIC VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            COMMON STOCK (99.8%)
            AEROSPACE/DEFENSE (2.8%)
     850    Boeing Co.                        $     41,597
                                              ------------
            AIRLINES (1.7%)
     400    Federal Express Corp.*                  24,425
                                              ------------
            AUTO PARTS & EQUIPMENT (5.8%)
     900    Borg-Warner Automotive, Inc.            46,800
     600    Goodyear Tire & Rubber Co.              38,175
                                              ------------
                                                    84,975
                                              ------------
            AUTOMOBILES (3.0%)
     900    Ford Motor Co.                          43,819
                                              ------------
            BANKS/MAJOR REGIONAL (3.3%)
     800    Mellon Bank Corp.                       48,500
                                              ------------
            BANKS/MONEY CENTER (4.8%)
     300    Chase Manhattan Corp.                   32,850
     300    Citicorp                                37,931
                                              ------------
                                                    70,781
                                              ------------
            BUILDING MATERIALS (5.6%)
     600    Armstrong World Industries, Inc.        44,850
   1,100    Owens Corning                           37,538
                                              ------------
                                                    82,388
                                              ------------
            COMPUTER/PERIPHERAL (3.0%)
     700    Storage Technology Corp.*               43,356
                                              ------------
            COMPUTERS/SOFTWARE & SERVICES (3.3%)
   1,100    Electronic Data Systems Corp.           48,331
                                              ------------
            ELECTRIC COMPANIES (3.2%)
   1,100    Western Resources, Inc.                 47,300
                                              ------------
            ELECTRONICS/COMPONENTS & DISTRIBUTORS (5.8%)
   1,200    Arrow Electronics, Inc.*                38,925
     700    Avnet, Inc.                             46,200
                                              ------------
                                                    85,125
                                              ------------
            FOODS (2.4%)
   1,700    IBP, Inc.                               35,594
                                              ------------
            HOMEBUILDING (3.2%)
   2,300    Champion Enterprises, Inc.*             47,294
                                              ------------
            HOUSEHOLD FURNITURE & APPLIANCES (3.1%)
     750    Philips Electronics NV ADR              45,375
                                              ------------
            INSURANCE (9.5%)
   1,200    Old Republic International Corp.        44,625
   1,000    Partner Re Ltd.                         46,375
   1,100    W.R. Berkley Corp.                      48,262
                                              ------------
                                                   139,262
                                              ------------
            IRON & STEEL (3.0%)
   1,100    UCAR International, Inc.*               43,931
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            MACHINERY/DIVERSIFIED (2.4%)
   1,000    Harnischfeger Industries, Inc.    $     35,312
                                              ------------
            MANUFACTURING/SPECIALIZED (2.5%)
   1,400    New Holland NV                          37,013
                                              ------------
            METALS & MINING (8.8%)
     900    Cleveland-Cliffs, Inc.                  41,231
   1,500    Lafarge Corp.                           44,344
     750    Southdown, Inc.                         44,250
                                              ------------
                                                   129,825
                                              ------------
            OIL & GAS/DRILLING & EQUIPMENT (3.4%)
   1,200    Reading & Bates Corp.*                  50,250
                                              ------------
            OIL/DOMESTIC INTEGRATED (5.5%)
     800    Phillips Petroleum Co.                  38,900
   1,300    Ultramar/Diamond Shamrock Corp.         41,438
                                              ------------
                                                    80,338
                                              ------------
            PAPER & FOREST PRODUCTS (2.2%)
   3,200    Asia Pulp & Paper Co. Ltd. ADR          32,200
                                              ------------
            RETAIL/DEPARTMENT STORES (2.5%)
     700    May Department Stores Co.               36,881
                                              ------------
            TELEPHONE (2.9%)
     800    GTE Corp.                               41,800
                                              ------------
            TRUCKS & PARTS (2.8%)
     700    Cummins Engine Co., Inc.                41,344
                                              ------------
            WASTE MANAGEMENT (3.3%)
   3,400    Philip Services Corp.*                  48,875
                                              ------------
            TOTAL COMMON STOCK
            (cost $1,428,474)                    1,465,891
                                              ------------

---------
PRINCIPAL
---------
            REPURCHASE AGREEMENT (5.2%)
 $76,000    Fifth Third Bank,
            5.70%, 01/02/98, Collateralized
            by $76,000 FHLMC Pool #G10657,
            7.50%, 02/01/12 market value
            $77,923 (cost $76,000)                  76,000
                                               -----------
            TOTAL INVESTMENTS
            (cost $1,504,474)                 $  1,541,891
                                               ===========

------------------------------------------------------
* Denotes a non-income producing security.

Cost for federal income tax purposes: $1,522,826

The abbreviations in the above statement stand for the following:

    ADR     American Depository Receipt
    NV      Naamloze Vennootschap (Dutch Corp.)
    FHLMC   Federal Home Loan Mortgage Corp.

Portfolio holdings percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 24              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            COMMON STOCK (66.2%)
            AEROSPACE/DEFENSE (2.3%)
     200    General Dynamics Corp.            $     17,287
     200    Lockheed Martin Corp.                   19,700
                                              ------------
                                                    36,987
                                              ------------
            AUTOMOBILES (1.2%)
     400    Ford Motor Co.                          19,475
                                              ------------
            BANKS/MAJOR REGIONAL (5.6%)
     800    First Union Corp.                       41,000
     600    Mellon Bank Corp.                       36,375
     200    NationsBank Corp.                       12,162
                                              ------------
                                                    89,537
                                              ------------
            BANKS/MONEY CENTER (0.5%)
     100    Barnett Banks, Inc.                      7,188
                                              ------------
            BEVERAGES/ALCOHOLIC (1.6%)
     675    Diageo PLC ADR                          25,566
                                              ------------
            CHEMICALS/DIVERSIFIED (1.9%)
     300    E. I. du Pont de Nemours & Co.          18,019
     200    Imperial Chemical Industries PLC
            ADR                                     12,987
                                              ------------
                                                    31,006
                                              ------------
            COMPUTERS/HARDWARE (1.9%)
     300    International Business Machines
            Corp.                                   31,369
                                              ------------
            CONSUMER FINANCE (1.1%)
     400    H&R Block, Inc.                         17,925
                                              ------------
            DRUGS/MAJOR (2.0%)
     300    Merck & Co., Inc.                       31,875
                                              ------------
            ELECTRICAL EQUIPMENT (3.6%)
     300    Colonial Properties Trust                9,037
     400    Crown Cork & Seal Co.                   20,050
     400    General Electric Co.                    29,350
                                              ------------
                                                    58,437
                                              ------------
            ELECTRIC/COMPANIES (2.6%)
     800    PacifiCorp                              21,850
     500    Texas Utilities Co.                     20,781
                                              ------------
                                                    42,631
                                              ------------
            ELECTRONICS/COMPONENTS (2.1%)
     500    Avnet, Inc.                             33,000
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            FOODS (4.4%)
     500    General Mills, Inc.               $     35,812
     700    H. J. Heinz Co.                         35,569
                                              ------------
                                                    71,381
                                              ------------
            INVESTMENT BANKING (1.5%)
     400    Morgan Stanley, Dean Witter,
            Discover and Co.                        23,650
                                              ------------
            INSURANCE/MULTI-LINE (1.3%)
     100    General Re Corp.                        21,200
                                              ------------
            IRON & STEEL (1.1%)
     700    Allegheny Teledyne, Inc.                18,113
                                              ------------
            MANUFACTURING/DIVERSIFIED (4.5%)
     800    The Dial Corp.                          16,650
     500    Exxon Corp.                             30,594
     400    Textron, Inc.                           25,000
                                              ------------
                                                    72,244
                                              ------------
            MANUFACTURING/SPECIALTY (1.2%)
     800    Cooper Tire & Rubber Co.                19,500
                                              ------------
            MEDICAL PRODUCTS (4.8%)
     500    Baxter International, Inc.              25,218
     300    Bristol-Myers Squibb Co.                28,388
     800    United States Surgical Corp.            23,450
                                              ------------
                                                    77,056
                                              ------------
            NATURAL GAS (3.7%)
     500    Enron Corp.                             20,781
     400    Sonat, Inc.                             18,300
     700    The Williams Companies, Inc.            19,863
                                              ------------
                                                    58,944
                                              ------------
            OIL & GAS DRILLING (1.8%)
     700    Dresser Industries, Inc.                29,356
                                              ------------
            OIL & GAS PRODUCTION (3.3%)
     400    Mobil Corp.                             28,875
     700    YPF Sociedad Anonima ADR                23,931
                                              ------------
                                                    52,806
                                              ------------
            PERSONAL CARE (1.5%)
     400    Avon Products, Inc.                     24,550
                                              ------------
            POWER PRODUCERS (1.1%)
     400    CMS Energy Corp.                        17,625
                                              ------------
            RAILROADS (1.5%)
     400    Union Pacific Corp.                     24,975
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               25

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            REAL ESTATE (1.3%)
     200    Liberty Property Trust            $      5,712
     300    New Plan Realty Trust                    7,650
     200    Post Properties, Inc.                    8,125
                                              ------------
                                                    21,487
                                              ------------
            RETAIL DEPARTMENT STORES (1.9%)
     500    J. C. Penney Co., Inc.                  30,156
                                              ------------
            TELECOMMUNICATIONS/LONG DISTANCE (1.1%)
     300    Sprint Corp.                            17,588
                                              ------------
            TELECOMMUNICATIONS/SERVICES (1.4%)
     300    SBC Communications, Inc.                21,975
                                              ------------
            TOBACCO (1.7%)
     600    Philip Morris Companies, Inc.           27,188
                                              ------------
            WASTE MANAGEMENT (0.7%)
     300    Browning-Ferris Industries, Inc.        11,100
                                              ------------
            TOTAL COMMON STOCK
            (cost $1,019,575)                    1,065,890
                                              ------------
            PREFERRED STOCK (15.5%)
            BANKS/MAJOR REGIONAL (0.7%)
     100    Jefferson Pilot Corp.                   10,700
                                              ------------
            COMPUTERS/SOFTWARE (1.7%)
     300    Microsoft Corp. Convertible
            Series A *                              26,962
                                              ------------
            CONSUMER FINANCE (1.3%)
     400    Conseco, Inc. Series F                  20,500
                                              ------------
            FINANCIAL/DIVERSIFIED (1.1%)
     300    Frontier Insurance Group, Inc. *        17,475
                                              ------------
            FINANCIALS/INVESTMENT MANAGEMENT (1.1%)
     200    Merrill Lynch STRYPES                    6,900
100.....    Merrill Lynch STRYPES                   11,100
                                              ------------
                                                    18,000
                                              ------------
            FOODS (1.7%)
     400    Ralston-Ralston Purina Group            27,850
                                              ------------
            HEALTH CARE DIVERSIFIED (0.5%)
     400    MedPartners, Inc.                        8,800
                                              ------------
            INSURANCE/LIFE (0.8%)
     100    SunAmerica Inc. Series E                12,900
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            MACHINERY/DIVERSIFIED (0.9%)
     100    Case Corp. Convertible Series A   $     14,338
                                              ------------
            NATURAL GAS (0.4%)
      50    The Williams Co., Inc.
            Convertible                              6,706
                                              ------------
            OIL & GAS (2.8%)
     600    EVI, Inc. Convertible *                 27,600
     300    Unocal Corp. Convertible                16,688
                                              ------------
                                                    44,288
                                              ------------
            PUBLISHING/NEWSPAPER (1.1%)
   1,400    Hollinger International, Inc.           18,025
                                              ------------
            RETAIL FOODS (1.0%)
     300    Wendy's International, Inc.
            Convertible Series A                    16,500
                                              ------------
            WASTE MANAGEMENT (0.4%)
     200    Browning-Ferris Industries, Inc.         6,800
                                              ------------
            TOTAL PREFERRED STOCK
            (cost $252,536)                        249,844
                                              ------------

---------
PRINCIPAL
---------
            CONVERTIBLE DEBT (14.5%)
            AUTO PARTS & EQUIPMENT (1.1%)
 $15,000    Magna International, Inc.,
            5.00%, 10/15/02                         18,206
                                              ------------
            COMPUTERS/HARDWARE (0.8%)
  10,000    EMC Corp., 3.25%, 03/15/02              13,538
                                              ------------
            COMPUTERS/NETWORKING (2.2%)
  20,000    Adaptec, Inc., 4.75%, 02/01/04          20,500
  15,000    Omnicom Group Inc., 2.25%,
            01/06/13                                15,637
                                              ------------
                                                    36,137
                                              ------------
            DRUGS/MAJOR (1.0%)
  15,000    Dura Pharmaceuticals Inc.,
            3.50%, 07/15/02                         16,444
                                              ------------
            ELECTRONICS/COMPONENTS (2.9%)
  20,000    Solectron Corp., 6.00%, 03/01/06        27,525
  20,000    Xilinx, Inc., 5.25%, 11/01/02           19,375
                                              ------------
                                                    46,900
                                              ------------
            HEALTH CARE/MEDICAL PRODUCTS (1.8%)
  30,000    Tenet Healthcare Corp., 6.00%,
            12/01/05                                28,237
                                              ------------

 26              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               EQUITY INCOME FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------
PRINCIPAL               SECURITY                 VALUE
----------------------------------------------------------
            INSURANCE/MULTI-LINE (1.9%)
 $30,000    Loews Corp., 3.125%, 09/15/07     $     29,700
                                              ------------
            RETAIL/DEPARTMENT STORES (1.7%)
  20,000    Federated Department Stores,
            Inc., 5.00%, 10/01/03                   27,100
                                              ------------
            RETAIL/DISCOUNT (1.1%)
  30,000    Costco Companies Inc., 0.00%,
            08/19/17                                17,738
                                              ------------
            TOTAL CONVERTIBLE DEBT
            (cost $240,690)                        234,000
                                              ------------
            REPURCHASE AGREEMENT (14.1%)
 227,000    Fifth Third Bank,
            5.70%, 01/02/98, Collateralized
            by $226,000 FHLMC Pool #G10657,
            7.50%, 02/01/12, market value
            $231,720 (cost $227,000)               227,000
                                              ------------
            TOTAL INVESTMENTS
            (cost $1,739,801)                 $  1,776,734
                                              ============

------------------------------------------------------
* Denotes a non-income producing security.

Cost for federal income tax purposes: $1,740,598

The abbreviations in the above statement stand for the following:

    ADR     American Depository Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    PLC     (British) Public Limited Company
            Structure Yield Product Exchangeable for
    STRYPES Stock

Portfolio holdings percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               27

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
 SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
            PREFERRED STOCK (3.5%)
            PUBLISHING (1.7%)
   1,000    PriMedia, Inc., Preferred Series E,
            9.20%                                $  100,500
                                                 ----------
            BROADCASTING TV (1.8%)
   1,000    Sinclair Broadcast Group,
            Preferred, 11.625%                      109,500
                                                 ----------
            TOTAL PREFERRED STOCK
            (cost $211,375)                         210,000
                                                  ---------

-----------------------------------------------------------
PRINCIPAL
-----------------------------------------------------------
            CORPORATE BONDS (92.6%)
            AEROSPACE/DEFENSE (1.7%)
$100,000    United Defense Industries, Inc.,
            Sr. Sub. Note, 8.75%, 11/15/07*         101,125
                                                 ----------
            AUTO PARTS & EQUIPMENT (2.7%)
 100,000    Collins & Aikman Products, Inc.,
            Sr. Sub. Note, 11.50%, 04/15/06         112,875
  50,000    Delco Remy International, Inc., Sr.
            Note, 8.625%, 12/15/07                   50,875
                                                 ----------
                                                    163,750
                                                 ----------
            BROADCASTING TV (21.6%)
  75,000    ACME Television LLC Disc, Deferred
            Coupon, 09/30/04*                        55,594
 100,000    Cablevision Systems Corp., Sr. Sub.
            Note, 9.25%, 11/01/05                   106,500
 100,000    Chancellor Media Corp., Sr. Sub.
            Note, 9.375%, 10/01/04*                 104,250
 100,000    Diamond Cable Communications, PLC,
            Sr. Deferred Coupon, 10.75%,
            02/15/07                                 68,500
 100,000    Echostar Satellite Broadcasting,
            Inc., Sr. Deferred Coupon, 13.125%,
            03/15/04                                 84,500
 100,000    Fox/Liberty Networks, LLC, Sr.
            Deferred Coupon, 9.75%, 08/15/07*        64,500
  50,000    FrontierVision Holdings, LP, Sr.
            Deferred Coupon, 11.875%, 09/15/07       37,000
 100,000    International Cabletel, Inc., Sr.
            Deferred Coupon, 11.50%, 02/01/06        79,000
 100,000    Lenfest Communications, Inc., Sr.
            Note, 8.375%, 11/01/05                  103,500
 150,000    Outdoor Systems, Inc., Sr. Note,
            8.875%, 06/15/07                        157,500
 100,000    Pegasus Communications, Corp., Sr.
            Note, 9.625%, 10/15/05*                 102,500
 100,000    Roger CableSystems, Inc., Sr. Note,
            10.00%, 03/15/05                        111,000

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            BROADCASTING TV (CONTINUED)
$100,000    SFX Broadcasting, Inc., Sr. Sub.
            Note, 10.75%, 05/15/06               $  110,250
 150,000    Telewest Communications, PLC, Disc.
            Deb., 11.00%, 10/01/07                  117,375
                                                 ----------
                                                  1,301,969
                                                 ----------
            BUILDING MATERIALS (1.7%)
 100,000    Building Materials Corp., Sr. Note,
            8.00%, 10/15/07*                        100,250
                                                 ----------
            CHEMICALS (6.4%)
 100,000    Buckeye Technologies, Inc., Sr.
            Sub. Note, 9.25%, 09/15/08              104,500
  75,000    ClimaChem, Inc., Sr. Note, 10.75%,
            12/01/07*                                77,625
 100,000    ISP Holdings, Inc., Sr. Note 9.00%,
            10/15/03                                104,125
 100,000    Polymer Group, Inc., Sr. Note,
            9.00%, 07/01/07                         100,500
                                                 ----------
                                                    386,750
                                                 ----------
            CONSUMER JEWELRY & GIFTS (0.8%)
  50,000    NBTY, Inc., Sr. Sub. Note, 8.625%,
            09/15/07*                                50,250
                                                 ----------
            FOOD DISTRIBUTORS (1.0%)
  77,000    AMF Group, Inc., Sr. Deferred
            Coupon, 12.25%, 03/15/06                 60,926
                                                 ----------
            FOOD & BEVERAGES (3.5%)
 100,000    Ameriserv Food Distributors, Inc.,
            Sr. Note, 10.125%, 07/15/07             105,000
 100,000    Stater Brothers Holdings, Inc., Sr.
            Sub. Note, 9.00%, 07/01/04              104,750
                                                 ----------
                                                    209,750
                                                 ----------
            HEALTH CARE (4.4%)
 100,000    Dade International, Inc., Sr. Sub.
            Note, 11.125%, 05/01/06                 111,000
 150,000    Tenet Healthcare Corp., Sr. Note,
            10.125%, 01/15/05                       153,000
                                                 ----------
                                                    264,000
                                                 ----------
            HOUSEHOLD FURNITURE & APPLIANCES (0.9%)
  50,000    Werner Holdings Co. Inc., Sr. Sub.
            Note, 10.00%, 11/01/07*                  51,625
                                                 ----------
            IRON & STEEL (1.8%)
 100,000    Ryerson Tull, Inc., Note, 9.125%,
            07/15/06                                107,750
                                                 ----------

 28              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            LEISURE TIME PRODUCTS (4.7%)
$100,000    Livent, Inc., Sr. Note, 9.375%,
            10/15/04                             $  100,500
  75,000    Premier Parks, Inc., Sr. Note,
            12.00%, 08/15/03                         83,625
 100,000    Viacom, Inc., Sub. Deb., 8.00%,
            07/07/06                                101,500
                                                 ----------
                                                    285,625
                                                 ----------
            MACHINERY DIVERSIFIED (4.4%)
  50,000    Alvey Systems, Inc., Sr. Sub. Note,
            11.375%, 01/31/03                        53,375
 100,000    Clark Materials Handling, Inc., Sr.
            Note, 10.75%, 11/15/06                  107,500
  50,000    Elgin National Industries, Sr.
            Note, 11.00%, 11/01/07*                  52,125
  50,000    National Equipment Services, Inc.,
            Sr. Sub. Note, 10.00%, 11/30/04*         49,750
                                                 ----------
                                                    262,750
                                                 ----------
            MANUFACTURING DIVERSIFIED (0.9%)
  50,000    MMI Products, Inc., Sr. Sub. Note,
            11.25%, 04/15/07                         54,750
                                                 ----------
            METALS MINING (2.7%)
 100,000    AEI Holding Co., Sr. Note, 10.00%,
            11/15/07*                               103,500
  50,000    El Paso Electric Co., 1st Mtg.
            Note, 9.40%, 05/01/11                    56,540
                                                 ----------
                                                    160,040
                                                 ----------
            NATURAL GAS (1.3%)
  75,000    Decisionone Corp., Sr. Sub. Note,
            9.75%, 08/01/07                          77,625
                                                 ----------
            OFFICE EQUIPMENT & SUPPLIES (0.8%)
  50,000    Dialog Corp., PLC, Sr. Sub. Note,
            11.00%, 11/15/07*                        52,125
                                                 ----------
            OIL & GAS (4.3%)
 100,000    Dailey International, Inc., Sr.
            Note, 9.75%, 08/15/07*                  105,500
 100,000    Forcenergy, Inc., Sr. Sub. Note,
            8.50%, 02/15/07                         101,000
  50,000    Pride International, Inc., Sr.
            Note, 9.375%, 05/01/07                   54,000
                                                 ----------
                                                    260,500
                                                 ----------
            PERSONAL CARE PRODUCTS (1.7%)
 100,000    Playtex Products, Inc., Sr. Sub.
            Note, 8.875%, 07/15/04                  102,500
                                                 ----------

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            PUBLISHING (0.8%)
$ 50,000    Garden State Newspapers, Inc., Sr.
            Sub. Note, 8.75%, 10/01/09*          $   50,375
                                                 ----------
            RETAIL GENERAL MERCHANDISE (0.9%)
  50,000    Jitney Jungle Stores, Inc., Sr.
            Sub. Note, 10.375%, 09/15/07             52,500
                                                 ----------
            RETAIL SPECIALTY APPAREL (3.5%)
 100,000    Pillowtex Corp., Sr. Note, 10.00%,
            11/15/06                                107,500
 100,000    WestPoint Stevens, Inc., Sr. Sub.
            Note, 9.375%, 12/15/05                  105,500
                                                 ----------
                                                    213,000
                                                 ----------
            TELECOMMUNICATIONS CELLULAR (14.0%)
 150,000    Call-Net Enterprises, Inc., Sr.
            Deferred Coupon, 9.27%, 08/15/07        102,000
  50,000    Comcast Cellular Holdings, Sr.
            Note, 9.50%, 05/01/07                    52,500
  50,000    HighwayMaster Communications, Inc.,
            Sr. Note, 13.75%, 09/15/05               51,125
 150,000    Intermedia Communications of
            Florida, Inc., Deferred Coupon,
            9.30%, 07/15/07                         108,375
 150,000    McLeod USA, Inc., Sr. Deferred
            Coupon, 10.50%, 03/01/07                109,125
 100,000    Millicom International Cellular SA,
            Sr. Sub. Disc. Note, 10.65%,
            09/15/07                                 73,500
 150,000    NEXTEL Communications, Inc., Sr.
            Deferred Coupon, 10.85%, 09/15/07*       94,688
 150,000    Qwest Communications International,
            Sr. Deferred Coupon, 9.47%,
            10/15/07*                               102,000
 125,000    Teleport Communications Group,
            Inc., Sr. Deferred Coupon, 11.125%,
            07/01/07                                103,281
  50,000    Teligent Inc., Sr. Note, 11.50%,
            12/01/07                                 50,375
                                                 ----------
                                                    846,969
                                                 ----------
            TEXTILES APPAREL (1.8%)
 100,000    Dyersburg Corp., Sr. Sub. Note,
            9.75%, 09/01/07                         105,250
                                                 ----------
            TRUCKERS (2.5%)
 100,000    Allied Holdings, Inc., Sr. Note,
            8.625%, 10/01/07                        102,000
  50,000    Stena AB, Sr. Note, 8.75%, 06/15/07      50,625
                                                 ----------
                                                    152,625
                                                 ----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               29

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             HIGH INCOME BOND FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
PRINCIPAL                SECURITY                  VALUE
-----------------------------------------------------------
            WASTE MANAGEMENT (1.8%)
$150,000    Allied Waste Industries, Sr.
            Deferred Coupon, 11.30%, 06/01/07    $  106,125
                                                 ----------
            TOTAL CORPORATE BONDS
            (cost $5,517,240)                     5,580,904
                                                  ---------
            WARRANT (0.0%)
      50    HighwayMaster, expires 09/15/05
            (cost $50)                                   50
                                                  ---------
            REPURCHASE AGREEMENT (2.5%)
 154,000    Fifth Third Bank, 5.70%, due
            01/02/98, Collateralized by
            $154,000 FHLMC, 7.50%, 02/01/12,
            market value $157,898
            (cost $154,000)                         154,000
                                                  ---------
            TOTAL INVESTMENTS
            (cost $5,882,665)                    $5,944,954
                                                  =========

-------------------------------------------------------

* Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

    AB      Aktliebolag (Swedish stock company)
    FHLMC   Federal Home Loan Mortgage Corporation
    LLC     Limited liability corporation
    LP      Limited partnership
    PLC     (British) Public limited company
    SA      Societe Anonyme

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 30              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                                 BALANCED FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            COMMON STOCK (44.2%)
            ALUMINUM (1.1%)
     300    Aluminum Company of America        $     21,112
                                               ------------
            AUTOMOBILES (1.5%)
     800    Chrysler Corp.                           28,150
                                               ------------
            COMMUNICATION SERVICES (6.1%)
   1,400    BCE, Inc.                                46,637
   1,300    Frontier Corp.                           31,281
     500    SBC Communications, Inc.                 36,625
                                               ------------
                                                    114,543
                                               ------------
            CONSTRUCTION (3.4%)
     500    Stone & Webster, Inc.                    23,438
     400    Vulcan Materials Co.                     40,850
                                               ------------
                                                     64,288
                                               ------------
            ELECTRIC COMPANIES (1.7%)
   1,200    Edison International                     32,625
                                               ------------
            FOODS (4.0%)
   1,200    Hormel Foods Corp.                       39,300
     400    Ralston-Ralston Purina Group             37,175
                                               ------------
                                                     76,475
                                               ------------
            HEALTH CARE (5.3%)
     500    American Home Products Corp.             38,250
     800    Bausch & Lomb, Inc.                      31,700
     600    SmithKline Beecham PLC ADR               30,863
                                               ------------
                                                    100,813
                                               ------------
            INSURANCE (5.8%)
     400    Allstate Corp.                           36,350
     500    Chubb Corp.                              37,813
     200    CIGNA Corp.                              34,612
                                               ------------
                                                    108,775
                                               ------------
            MANUFACTURING-DIVERSIFIED (1.6%)
     600    Cooper Industries, Inc.                  29,400
                                               ------------
            OIL/INTERNATIONAL (3.6%)
     400    Amoco Corp.                              34,050
   1,000    Suncor Energy, Inc.                      34,125
                                               ------------
                                                     68,175
                                               ------------
            OIL & GAS DRILLING AND EQUIPMENT (1.1%)
     500    Dresser Industries, Inc.                 20,969
                                               ------------

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            RAILROADS (2.0%)
     800    Canadian National Railway Co.      $     37,800
                                               ------------
            REAL ESTATE INVESTMENT TRUSTS (4.8%)
   1,300    Excel Realty Trust, Inc.                 40,950
   1,200    Glenborough Realty Trust, Inc.           35,550
     500    Golf Trust of America, Inc.              14,500
                                               ------------
                                                     91,000
                                               ------------
            RETAIL FOOD CHAINS (2.2%)
   2,000    Food Lion, Inc. Class A                  16,875
   3,000    Food Lion, Inc. Class B                  24,750
                                               ------------
                                                     41,625
                                               ------------
            TOTAL COMMON STOCK
            (cost $823,903)                         835,750
                                               ------------


---------
PRINCIPAL
---------
            U.S. GOVERNMENT OBLIGATIONS (46.9%)
$650,000    U.S. Treasury Note, 5.875%,
            09/30/02                                653,860
 225,000    U.S. Treasury Note, 6.125%,
            08/15/07                                231,258
                                               ------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS
            (cost $882,205)                         885,118
                                               ------------
            REPURCHASE AGREEMENT (13.8%)
 261,000    Fifth Third Bank, 5.70%,
            01/02/98,
            Collateralized by $260,000 FHLMC,
            7.50%, 02/01/12, market value
            $266,581 (cost $261,000)                261,000
                                               ------------
            TOTAL INVESTMENTS
            (cost $1,967,108)                  $  1,981,868
                                               ============

-------------------------------------------------------

Cost also represents cost for federal income tax purposes.

The abbreviation in the above statement stands for the following:

    ADR     American Depository Receipt
    FHLMC   Federal Home Loan Mortgage Corporation
    PLC     (British) Public Limited Company

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               31

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                             MULTI SECTOR BOND FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
PRINCIPAL               SECURITY                  VALUE
-----------------------------------------------------------
            CORPORATE BONDS (2.5%)
$ 50,000    Trico Marine SVC, 8.50%,
            08/01/05*                          $     50,688
                                               ------------
            (cost $50,124)
            SOVEREIGN BONDS (10.9%)
 360,000    Treuhandanstalt, 7.375%, 12/02/02       222,127
                                               ------------
            (cost $225,787)
            U.S. GOVERNMENT AGENCY (44.0%)
 100,000    Federal Farm Credit, 5.70%,
            01/02/98                                100,000
 100,000    Federal Home Loan Banks, 5.70%,
            01/07/98                                 99,921
 250,000    Federal Home Loan Mortgage Corp.
            Gold Discount Notes TBA, 6.50%,
            01/01/28**                              247,031
 250,000    Federal National Mortgage
            Association Discount Notes TBA,
            6.50%, 01/01/28**                       246,719
 100,000    World Bank Discount Notes, 5.75%,
            01/16/98                                 99,745
 100,000    World Bank Discount Notes, 5.75%,
            01/06/98                                 99,904
                                               ------------
            TOTAL U.S. GOVERNMENT AGENCY
            (cost $893,281)                         893,320
                                               ------------

-----------------------------------------------------------
PRINCIPAL               SECURITY                  VALUE
-----------------------------------------------------------
            U.S. GOVERNMENT OBLIGATIONS (49.6%)
$900,000    U.S. Treasury Notes, 5.875%,
            09/30/02***                        $    905,344
 100,000    U.S. Treasury Notes, 6.125%,
            08/15/07***                             102,781
                                               ------------
            TOTAL U.S GOVERNMENT OBLIGATIONS
            (cost $1,005,264)                     1,008,125
                                               ------------
            REPURCHASE AGREEMENT (2.0%)
  40,000    Fifth Third Bank, 5.70%,
            01/02/98, Collateralized by
            $41,000 FHLMC Pool #G10657,
            7.50%, 02/01/12, market value
            $41,012
            (cost $40,000)                           40,000
                                               ------------
            TOTAL INVESTMENTS
            (cost $2,214,456)                  $  2,214,260
                                               ============

--------------------------------------------------------------------------------
FOREIGN CURRENCY CONTRACTS

                                 Contract    Market
                                  Value      Value      Appreciation
        Currency Sold:           (U.S. $)   (U.S. $)   (Depreciation)   Delivery Date
        --------------           --------   --------   --------------   -------------
German Marks                     $227,344   $224,519      $ 2,824         02/11/98

Currency Purchased:
-------------------------------
German Marks                     $226,729   $224,018      $(2,711)        01/02/98
                                                          -------
Net receivable for currency
  contracts purchased and sold                            $   113
                                                          =======

--------------------------------------------------------------------------------

  * Represents a security registered under Rule 144A, which limits the resale to certain qualified buyers.
 ** Mortgage dollar roll. See Note 1.
*** Segregated as collateral for mortgage dollar rolls.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

    FHLMC   Federal Home Loan Mortgage Corporation
    TBA     To Be Announced

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 32              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            COMMON STOCK (97.5%)
            ADVERTISING & MARKETING (1.1%)
     900    True North Communications, Inc.    $     22,275
                                               ------------
            AEROSPACE/DEFENSE (2.0%)
     350    Alliant Techsystems, Inc.*               19,513
     900    Fairchild Corp. (The), Class A*          22,387
                                               ------------
                                                     41,900
                                               ------------
            AIRLINES (0.6%)
     400    SkyWest, Inc.                            11,850
                                               ------------
            ALUMINUM (0.7%)
     400    Commonwealth Industries, Inc.             5,800
     400    Pechiney SA ADR                           7,800
                                               ------------
                                                     13,600
                                               ------------
            BANKS/SAVINGS & LOANS (8.5%)
     200    ALBANK Financial Corp.                   10,288
     500    Astoria Financial Corp.                  27,875
     500    Bay View Capital Corp.                   18,125
     250    Charter One Financial, Inc.              15,781
     600    City National Corp.                      22,162
     100    Coast Savings Financial, Inc.*            6,856
     300    Downey Financial Corp.                    8,531
     200    First Savings Bank of Washington
            Bancorp, Inc.                             5,500
     450    FirstFed Financial Corp.*                17,437
     100    Flushing Financial Corp.                  2,388
     200    Golden State Bancorp, Inc.*               7,475
     200    Long Island Bancorp, Inc.                 9,925
     300    ML Bancorp, Inc.                          9,000
     700    PFF Bancorp, Inc.*                       13,913
                                               ------------
                                                    175,256
                                               ------------
            BROADCASTING & TELEVISION (2.7%)
     200    Cox Radio, Inc.*                          8,050
     350    Emmis Broadcasting Corp. Class A*        15,969
     800    Young Broadcasting Corp. Class A*        31,000
                                               ------------
                                                     55,019
                                               ------------
            BUILDING MATERIALS (1.0%)
     450    CalMat Co.                               12,544
     700    Dravo Corp.*                              7,700
                                               ------------
                                                     20,244
                                               ------------
            CHEMICALS (1.5%)
     200    Geon Co.                                  4,675
     170    Goodrich (B.F.) Co.                       7,044
     400    Quaker Chemical Corp.                     7,575
     600    Wellman, Inc.                            11,700
                                               ------------
                                                     30,994
                                               ------------

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            COMMERCIAL SERVICES (1.5%)
   1,000    ACNielsen Corp.*                   $     24,375
     400    Borg-Warner Security Corp.*               7,050
                                               ------------
                                                     31,425
                                               ------------
            COMPUTER HARDWARE (0.6%)
     200    Exabyte Corp.*                            1,287
     400    Read-Rite Corp.*                          6,300
     300    Western Digital Corp.                     4,819
                                               ------------
                                                     12,406
                                               ------------
            COMPUTER NETWORKING (0.5%)
     400    BancTec, Inc.*                           10,725
                                               ------------
            COMPUTER SOFTWARE (1.7%)
   2,200    Learning Co., Inc. (The)*                35,338
                                               ------------
            CONSTRUCTION & HOUSING (0.3%)
     400    Chicago Bridge & Iron Co. NV              6,500
                                               ------------
            CONTAINERS & PACKAGES (1.7%)
     850    Ball Corp.                               30,016
   1,000    Gaylord Container Corp. Class A*          5,750
                                               ------------
                                                     35,766
                                               ------------
            DATA PROCESSING (1.8%)
   1,700    Symantec Corp.*                          37,294
                                               ------------
            DISTRIBUTORS (0.6%)
     800    Unisource Worldwide, Inc.                11,400
                                               ------------
            ELECTRONIC COMPONENTS (1.7%)
     300    AVX Corp.                                 5,531
   1,000    Oak Industries, Inc.*                    29,688
                                               ------------
                                                     35,219
                                               ------------
            ELECTRONIC EQUIPMENT (0.8%)
     550    Kemet Corp.*                             10,656
     200    Special Devices, Inc.*                    5,850
                                               ------------
                                                     16,506
                                               ------------
            ELECTRONICS/DEFENSE (0.3%)
     400    Esco Electronics Corp.*                   6,750
                                               ------------
            ELECTRONICS/INSTRUMENTS (3.2%)
     700    Elsag Bailey Process Automation
            NV ADR*                                  11,550
     500    FSI International, Inc.*                  5,875
     600    LTX Corp.*                                2,663
     300    Silicon Valley Group, Inc.*               6,787

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               33

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            ELECTRONICS/INSTRUMENTS (CONTINUED)
     100    Trimble Navigation Ltd.*           $      2,181
   1,600    Vishay Intertechnology, Inc.             37,800
                                               ------------
                                                     66,856
                                               ------------
            ELECTRONICS/SEMICONDUCTORS (3.7%)
     400    Cypress Semiconductor Corp.*              3,400
     400    Exar Corp.*                               6,600
   1,600    General Semiconductor, Inc.              18,500
     600    International Rectifier Corp.*            7,088
     300    KLA-Tencor Corp.*                        11,587
     500    Lam Research Corp.*                      14,625
     300    Teradyne, Inc.*                           9,600
     150    Watkins Johnson Co.                       3,891
                                               ------------
                                                     75,291
                                               ------------
            ENTERTAINMENT (0.4%)
     300    Carmike Cinemas, Inc., Class A*           8,606
                                               ------------
            FOODS (1.4%)
     500    Hudson Foods, Inc. Class A               10,281
     200    Ingles Markets, Inc. Class A              2,850
     700    Smucker (J.M.) Co. Class B               16,100
                                               ------------
                                                     29,231
                                               ------------
            FURNITURE & APPLIANCES (1.4%)
   1,400    Furniture Brands International,
            Inc.*                                    28,700
                                               ------------
            GAMING & LOTTERY (1.8%)
   1,600    Boyd Gaming Corp.*                       10,600
     350    MGM Grand, Inc.*                         12,622
   1,400    Station Casinos, Inc.*                   14,263
                                               ------------
                                                     37,485
                                               ------------
            HARDWARE & TOOLS (0.4%)
     300    Scotts Co. (The) Class A*                 9,075
                                               ------------
            HEALTHCARE (7.3%)
     700    Beckman Instruments, Inc.                28,000
     300    Bard (C.R.), Inc.                         9,394
   1,100    CONMED Corp.*                            28,875
     300    Foundation Health Systems, Inc.*          6,712
     200    Mallinckrodt, Inc.                        7,600
     600    Mid Atlantic Medical Services,
            Inc.*                                     7,650
   1,600    Quest Diagnostics, Inc.*                 27,000
     800    Spacelabs Medical, Inc.*                 15,200
     500    Wellpoint Health Networks, Inc.*         21,125
                                               ------------
                                                    151,556
                                               ------------

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            HOMEBUILDING (2.4%)
   1,600    Kaufman & Broad Home Corp.         $     35,900
     300    Pulte Corp.                              12,544
                                               ------------
                                                     48,444
                                               ------------
            HOUSEWARES (1.3%)
   2,100    Vitro SA ADR*                            27,431
                                               ------------
            INSURANCE (5.2%)
     700    Allmerica Financial Corp.                34,956
     400    Citizens Corp.                           11,500
     600    ESG Re Ltd.*                             14,100
     750    Everest Reinsurance Holdings,
            Inc.                                     30,938
     300    Guarantee Life Companies (The),
            Inc.                                      8,550
     250    SCPIE Holdings, Inc.                      7,234
                                               ------------
                                                    107,278
                                               ------------
            IRON & STEEL (0.6%)
     700    Armco, Inc.*                              3,456
     600    Birmingham Steel Corp.                    9,450
                                               ------------
                                                     12,906
                                               ------------
            LEISURE/ENTERTAINMENT (0.2%)
     400    Galoob Toys, Inc.*                        4,075
                                               ------------
            MACHINERY (2.2%)
     500    AGCO Corp.                               14,625
     400    Albany International Corp. Class
            A                                         9,200
     300    Global Industrial Technologies,
            Inc.                                      5,081
     400    Imation Corp.*                            6,400
     400    Pacific Scientific Co.                    9,600
                                               ------------
                                                     44,906
                                               ------------
            MANUFACTURING (5.6%)
     700    Avondale Industries, Inc.*               20,781
     200    Essex International, Inc.*                5,950
     300    Griffon Corp.*                            4,388
     500    Huffy Corp.                               6,750
     300    MascoTech, Inc.                           5,512
     900    Newport News Shipbuilding, Inc.          22,894
     700    Oakley, Inc.*                             6,344
   1,300    Phillips Van Heusen Corp.                18,525
     200    RMI Titanium Co.*                         4,000
     600    Tommy Hilfiger Corp.*                    21,075
                                               ------------
                                                    116,219
                                               ------------
            METAL FABRICATORS (1.9%)
     400    Amcast Industrial Corp.                   9,175
     800    Special Metals Corp.*                    14,400
     500    Wolverine Tube, Inc.*                    15,500
                                               ------------
                                                     39,075
                                               ------------

 34              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            NEWSPAPER PUBLISHING (0.5%)
     700    Hollinger International, Inc.      $      9,800
                                               ------------
            OFFICE EQUIPMENT & SUPPLIES (0.5%)
     400    American Pad & Paper Co.*                 3,850
     300    John H. Harland Co.                       6,300
                                               ------------
                                                     10,150
                                               ------------
            OIL & GAS/ENERGY ( 3.9%)
     300    Bayard Drilling Technologies,
            Inc.*                                     4,875
     500    Bouygues Offshore SA ADR*                10,875
     100    Cabot Oil & Gas Corp. Class A             1,944
     400    Gulf Indonesia Resources Ltd.*            8,800
   1,000    Houston Exploration Co. (The)*           18,375
   1,100    Santa Fe Energy Resources, Inc           12,375
     600    Titan Exploration, Inc.*                  5,700
     600    Valero Energy Corp.                      18,862
                                               ------------
                                                     81,806
                                               ------------
            PAPER & FORREST PRODUCTS (0.6%)
     600    Wausau-Mosinee Paper Corp.               12,075
                                               ------------
            PERSONAL CARE (0.1%)
     100    Alberto-Culver Co. Class A                2,700
                                               ------------
            PRINTING (0.7%)
     400    Lexmark International Group,
            Inc., Class A*                           15,200
                                               ------------
            REAL ESTATE (1.2%)
     500    Cadillac Fairview Corp.*                 11,750
     700    Catellus Development Corp.*              14,000
                                               ------------
                                                     25,750
                                               ------------
            RENTAL SERVICES (0.6%)
     600    Dollar Thrifty Automotive Group,
            Inc.*                                    12,300
                                               ------------
            RESTAURANTS (2.6%)
   1,900    Apple South, Inc.                        24,937
     600    Bob Evans Farms, Inc.                    13,275
     700    Buffets, Inc.*                            6,563
     500    Lone Star Steakhouse & Saloon,
            Inc.*                                     8,750
                                               ------------
                                                     53,525
                                               ------------

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            RETAIL (8.9%)
     600    AnnTaylor Stores Corp.*            $      8,025
     400    BJ's Wholesale Club, Inc.*               12,550
     200    Claire's Stores, Inc.                     3,888
     400    Department 56, Inc.*                     11,500
   1,500    Finish Line, Inc. (The) Class A*         19,688
     500    Footstar, Inc.*                          13,437
     400    Fossil, Inc.*                            10,000
   1,100    Gymboree Corp. (The)*                    30,112
     400    Micro Warehouse, Inc.*                    5,575
     400    Nine West Group, Inc.*                   10,375
   1,000    OfficeMax, Inc.*                         14,250
   1,000    Saks Holdings, Inc.*                     20,687
   3,100    Sunglass Hut International, Inc.*        19,568
     200    Talbots, Inc.                             3,625
                                               ------------
                                                    183,280
                                               ------------
            SHIPPING (0.4%)
     300    Knightsbridge Tankers Ltd.                8,494
                                               ------------
            TELECOMMUNICATION EQUIPMENT (1.9%)
     300    ANTEC Corp.*                              4,687
     400    CommScope, Inc.*                          5,375
     300    Network Equipment Technologies,
            Inc.*                                     4,388
     300    Ortel Corp.*                              4,725
   1,200    Scientific-Atlanta, Inc.                 20,100
                                               ------------
                                                     39,275
                                               ------------
            TEXTILE / APPAREL (1.4%)
     100    Burlington Industries, Inc.*              1,381
   1,000    Guilford Mills, Inc.                     27,375
                                               ------------
                                                     28,756
                                               ------------
            TRUCKERS (3.9%)
   1,300    Arkansas Best Corp.*                     12,675
     700    Arnold Industries, Inc.                  12,075
     500    USFreightways Corp.                      16,250
   1,600    Yellow Corp.*                            40,200
                                               ------------
                                                     81,200
                                               ------------
            TRUCKS & PARTS (0.7%)
     300    Excel Industries, Inc.                    5,419
     200    Lear Corp.*                               9,500
                                               ------------
                                                     14,919
                                               ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               35

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              SMALL CAP VALUE FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
 SHARES                 SECURITY                  VALUE
-----------------------------------------------------------
            UTILITIES (1.0%)
     300    Aquila Gas Pipeline Corp.          $      3,863
     200    New England Electric System               8,550
     200    Pinnacle West Capital Corp.               8,475
                                               ------------
                                                     20,888
                                               ------------
            TOTAL COMMON STOCK
            (cost $2,033,965)                     2,017,719
                                                -----------

---------
PRINCIPAL
---------
            REPURCHASE AGREEMENT (8.2%)
$170,000    Fifth Third Bank 5.70%, 01/02/98,
            Collaterlized by $170.000 FHLMC
            Pool #G10657, 7.50%, 02/01/12,
            market value $174,303 (cost
            $170,000)                               170,000
                                                 ---------
            TOTAL INVESTMENTS
            (cost $2,203,965)                    $2,187,719
                                                  =========

-------------------------------------------------------
* Denotes a non-income producing security.

Cost for federal income tax purposes: $2,204,418

The abbreviations in the above statement stand for the following:

    ADR     American Depositary Receipt
    FHLMC   Federal Home Loan Mortgage Corp.
    NV      Naamloze Vennootschap (Dutch corporation)
    SA      Societe Anonyme (French corporation)
    SA      Sociedad Anonima (Spanish corporation)

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 36              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            COMMON STOCK (93.4%)
            AUSTRALIA (3.1%)
            BANKS-REGIONAL (1.5%)
  13,230    Westpac Banking Corp. Ltd.        $     84,620
                                              ------------
            ENERGY OIL & GAS-PRODUCTION (1.6%)
   9,370    Broken Hill Proprietary Co.
            Ltd.*                                   87,002
                                              ------------
            TOTAL AUSTRALIA                        171,622
                                              ------------
            AUSTRIA (0.8%)
            BANKS-MONEY CENTER (0.8%)
   1,000    Bank Austria AG*                        45,056
                                              ------------
            CANADA (2.3%)
            BANKS-REGIONAL (0.9%)
   3,000    National Bank of Canada                 49,476
                                              ------------
            METALS & MINERALS (0.7%)
   2,400    Noranda, Inc.                           41,258
                                              ------------
            TRUCKS & PARTS (0.7%)
     600    Magna International, Inc. Class
            A                                       37,568
                                              ------------
            TOTAL CANADA                           128,302
                                              ------------
            FRANCE (7.1%)
            CHEMICALS (1.0%)
     350    L'Air Liquide*                          54,806
                                              ------------
            ENERGY OIL & GAS-PRODUCTION (0.8%)
     400    Elf Aquitaine SA*                       46,544
                                              ------------
            FINANCE (0.9%)
     600    Cie Financiere De Paribas SA            52,163
                                              ------------
            HEALTH CARE DRUGS (1.1%)
     550    Sanofi SA                               61,255
                                              ------------
            INSURANCE (1.1%)
     750    Axa-UAP*                                58,060
                                              ------------
            TELECOMMUNICATION (2.2%)
     875    Compaigne Generale des Eaux            122,178
                                              ------------
            TOTAL FRANCE                           395,006
                                              ------------
            GERMANY (3.9%)
            AIRLINES (1.0%)
   2,800    Deutsche Lufthansa AG*                  53,726
                                              ------------
            COMPUTERS-SOFTWARE & SERVICES (1.0%)
     180    S.A.P. (Systeme, Anwendungen,
            Produkte in der
            Datenverarbeitung) AG*                  54,711
                                              ------------
            ELECTRONIC COMPONENTS (0.9%)
     800    Siemens AG                              47,386
                                              ------------
            INSURANCE BROKERS (1.0%)
     670    Hannover Rueckversicherungs AG          62,603
                                              ------------
            TOTAL GERMANY                          218,426
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            HONG KONG (1.3%)
            CONGLOMERATE (1.3%)
  12,000    Hutchison Whampoa Ltd.*           $     75,269
                                              ------------
            IRELAND (1.1%)
            BANKS-REGIONAL (0.6%)
   3,550    Allied Irish Banks PLC*                 34,412
                                              ------------
            CONTAINERS & PACKAGING (0.5%)
  10,200    Smurfit (Jefferson) Group PLC           28,790
                                              ------------
            TOTAL IRELAND                           63,202
                                              ------------
            JAPAN (9.1%)
            CHEMICALS (2.1%)
   6,000    Shin-Etsu Chemical Co. Ltd.            114,904
                                              ------------
            HEALTH CARE DRUGS (4.5%)
   5,000    Takeda Chemical Industries Ltd.        143,054
   5,000    Yamanouchi Pharmaceutical Co.
            Ltd.                                   107,675
                                              ------------
                                                   250,729
                                              ------------
            IRON & STEEL (0.6%)
  10,000    Tokyo Steel Manufacturing Co.
            Ltd.*                                   33,918
                                              ------------
            SEMICONDUCTORS (1.9%)
  10,000    Fujitsu Ltd.*                          107,675
                                              ------------
            TOTAL JAPAN                            507,226
                                              ------------
            NETHERLANDS (3.3%)
            ELECTRONIC COMPONENTS (0.7%)
     650    Philips Electronics NV*                 38,990
                                              ------------
            ENERGY OIL & GAS-PRODUCTION (1.8%)
   1,800    Royal Dutch Petroleum Co.*              98,826
                                              ------------
            RETAIL (0.8%)
   1,700    Koninklijke Ahold NV*                   44,361
                                              ------------
            TOTAL NETHERLANDS                      182,177
                                              ------------
            NEW ZEALAND (1.7%)
            TELECOMMUNICATION (1.7%)
  18,940    Telecom Corp. of New Zealand
            Ltd.                                    91,835
                                              ------------
            SINGAPORE (1.3%)
            BANKS-MONEY CENTER (1.3%)
  13,000    United Overseas Bank Ltd.*
            (Foreign Market)                        72,141
                                              ------------
            SPAIN (0.7%)
            UTILITIES-ELECTRIC COMPANIES (0.7%)
   2,900    Iberdrola SA                            38,149
                                              ------------
            SWEDEN (0.8%)
            TRUCKS & PARTS (0.8%)
   1,300    Autoliv, Inc. SDR                       42,354
                                              ------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               37

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            SWITZERLAND (4.0%)
            BANKS-MONEY CENTER (1.0%)
      40    UBS-Union Bank of Switzerland     $     57,923
                                              ------------
            ENGINEERING & CONSTRUCTION (0.8%)
      35    ABB AG                                  44,035
                                              ------------
            FOODS (1.1%)
      40    Nestle SA                               60,034
                                              ------------
            HEALTH CARE DRUGS (1.1%)
       6    Roche Holding AG                        59,671
                                              ------------
            TOTAL SWITZERLAND                      221,663
                                              ------------
            UNITED KINGDOM (12.3%)
            BANKS-MONEY CENTER (2.9%)
   1,140    HSBC Holdings PLC*                      28,176
   6,200    Lloyds TBS Group PLC*                   80,293
   4,000    Royal Bank of Scotland Group
            PLC*                                    50,880
                                              ------------
                                                   159,349
                                              ------------
            CONGLOMERATE (0.1%)
   1,720    Tomkins PLC*                             8,236
                                              ------------
            ENERGY OIL & GAS-PRODUCTION (0.9%)
   7,060    Shell Transport & Trading Co.*          51,117
                                              ------------
            FOODS (1.4%)
   9,000    Unilever PLC                            77,160
                                              ------------
            METALS & MINERALS (0.3%)
   6,000    Billiton PLC*                           15,402
                                              ------------
            HEALTH CARE DRUGS (1.6%)
   3,750    Glaxo Wellcome PLC                      88,860
                                              ------------
            INSURANCE-LIFE/HEALTH (0.8%)
   3,800    Prudential Corp. PLC*                   45,898
                                              ------------
            MANUFACTURING (0.2%)
   3,000    Vickers PLC*                            11,650
                                              ------------
            MEDIA (0.7%)
   4,060    Reed International PLC                  40,754
                                              ------------
            RETAIL (1.1%)
   4,660    The Great Universal Stores PLC          58,816
                                              ------------
            TELECOMMUNICATION (0.7%)
   5,330    Vodafone Group PLC                      38,504
                                              ------------
            TRUCKS & PARTS (0.8%)
  11,730    Lucas Varity PLC                        41,500
                                              ------------
            UTILITIES ELECTRIC COMPANIES (0.7%)
   5,000    National Power PLC                      49,366
                                              ------------
            TOTAL UNITED KINGDOM                   686,612
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            UNITED STATES (40.6%)
            AEROSPACE/DEFENSE (0.8%)
     900    Boeing Co.                        $     44,044
                                              ------------
            BANKS-MONEY CENTER (0.5%)
     300    Chase Manhatten Corp.                   32,850
                                              ------------
            BANKS-REGIONAL (2.2%)
   1,200    First Union Corp.                       61,500
     500    Fleet Financial Group, Inc.*            37,469
     400    NationsBank Corp.                       24,325
                                              ------------
                                                   123,294
                                              ------------
            BROADCASTING TV (1.0%)
   2,000    U. S. West Media Group*                 57,750
                                              ------------
            CHEMICALS (0.2%)
     200    Union Carbide Corp.                      8,588
                                              ------------
            COMPUTERS-HARDWARE (3.0%)
     400    International Business Machines
            Corp.                                   41,825
   2,000    EMC Communications Corp.*               54,875
   1,700    Sun Microsystems, Inc.*                 67,788
                                              ------------
                                                   164,488
                                              ------------
            COMPUTERS-NETWORKING (0.6%)
   1,400    Bay Networks, Inc.*                     35,787
                                              ------------
            COMPUTERS-SOFTWARE & SERVICES (0.3%)
     300    Cisco Systems, Inc.*                    16,725
                                              ------------
            CONGLOMERATE (1.5%)
   1,900    Tyco International Ltd.                 85,619
                                              ------------
            ENERGY OIL & GAS-PRODUCTION (3.1%)
     900    Atlantic Richfield Co.                  72,112
   1,400    Mobil Corp.                            101,062
                                              ------------
                                                   173,174
                                              ------------
            ENTERTAINMENT (0.5%)
     400    Time Warner, Inc.                       24,800
                                              ------------
            FINANCE (1.5%)
   1,500    Fannie Mae                              85,594
                                              ------------
            FOODS (4.6%)
   1,900    Philip Morris Companies, Inc.           86,094
   1,200    Procter & Gamble Co.                    95,775
     800    Ralston-Ralston Purina Group            74,350
                                              ------------
                                                   256,219
                                              ------------
            HEALTH CARE (1.9%)
     800    Bristol-Myers Squibb Co.                75,700
     600    United Health Care Corp.                29,813
                                              ------------
                                                   105,513
                                              ------------

 38              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            HEALTH CARE DRUGS (3.2%)
     500    Merck & Co., Inc.                 $     53,125
     700    Pfizer, Inc.                            52,194
     600    Warner-Lambert Co.                      74,400
                                              ------------
                                                   179,719
                                              ------------
            INSURANCE BROKERS (2.1%)
   1,000    Marsh & McLennan Companies, Inc.        74,562
     600    MBIA, Inc.                              40,087
                                              ------------
                                                   114,649
                                              ------------
            IRON & STEEL (1.0%)
   2,100    Allegheny Teledyne, Inc.                54,336
                                              ------------
            MEDIA (0.5%)
     900    Tele-Communications TCI Ventures
            Group Class A*                          25,481
                                              ------------
            PAPER & FOREST PRODUCTS (0.9%)
   1,000    Temple Inland, Inc.                     52,313
                                              ------------
            RAILROADS (1.2%)
   1,100    Union Pacific Corp.                     68,681
                                              ------------
            RETAIL (2.2%)
     600    Circuit City Stores-Circuit City
            Group                                   21,337
     900    Federated Department Stores,
            Inc.*                                   38,756
   1,900    Toys "R" Us, Inc.*                      59,731
                                              ------------
                                                   119,824
                                              ------------
            SAVINGS & LOANS (1.2%)
   1,000    Washington Mutual, Inc.                 63,813
                                              ------------
            SEMICONDUCTORS (1.3%)
     700    Intel Corp.                             49,175
     400    Motorola, Inc.                          22,825
                                              ------------
                                                    72,000
                                              ------------

----------------------------------------------------------
 SHARES                 SECURITY                 VALUE
----------------------------------------------------------
            TELECOMMUNICATION (2.4%)
     600    SBC Communications, Inc.          $     43,950
     600    Sprint Corp.                            35,175
   1,800    Worldcom, Inc.*                         54,450
                                              ------------
                                                   133,575
                                              ------------
            UTILITIES ELECTRIC COMPANIES (1.7%)
   3,700    Southern Co.                            95,738
                                              ------------
            WASTE MANAGEMENT (1.2%)
   2,400    Waste Management, Inc.                  66,000
                                              ------------
            TOTAL UNITED STATES                  2,260,574
                                              ------------
            TOTAL COMMON STOCK
            (cost $5,192,310)                    5,199,614
                                              ------------
            PREFERRED STOCK (1.3%)
  14,410    The News Corp. Ltd.*
            (cost $64,678)                          71,304
                                              ------------

------------
 PRINCIPAL
------------
               REPURCHASE AGREEMENT (5.4%)
$    303,000   Fifth Third Bank, 5.07%,
               01/02/98, Collateralized by
               $302,000 FHLMC Pool #G10657,
               7.50%, 02/01/12, market
               value $309,644
               (cost $303,000)               $    303,000
                                             ------------
               TOTAL INVESTMENTS
               (cost $5,559,988)             $  5,573,918
                                             ============

--------------------------------------------------------------------------------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               39

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               GLOBAL EQUITY FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

FOREIGN CURRENCY CONTRACTS

                                 CONTRACT VALUE   MARKET VALUE    APPRECIATION
         CURRENCY SOLD              (U.S. $)        (U.S. $)     (DEPRECIATION)   DELIVERY DATE
         -------------           --------------   ------------   --------------   -------------
Australian Dollars                $   179,553     $   168,356       $ 11,197         2/25/98
British Pounds                        208,306         204,544          3,762         2/25/98
French Francs                         370,370         358,961         11,409         2/25/98
German Marks                          377,085         373,120          3,965         2/25/98
Japanese Yen                          525,000         493,677         31,323         2/25/98
Netherland Guilder                     36,724          35,883            841         2/25/98
New Zealand Dollar                     89,500          84,078          5,422         2/25/98
Singapore Dollar                       40,000          37,638          2,362         2/25/98
Spanish Pesetas                        87,386          86,337          1,049         2/25/98
Swiss Francs                          118,609         115,194          3,415         2/25/98
                                  -----------     -----------       --------
TOTAL CURRENCY SOLD               $ 2,032,533     $ 1,957,788       $ 74,745
                                  -----------     -----------       --------
CURRENCY PURCHASED
Australian Dollars                $     6,535     $     6,516       $    (19)         1/5/98
British Pounds                        121,356         119,116         (2,240)        2/25/98
French Francs                         175,000         169,774         (5,226)        2/25/98
German Marks                          347,904         342,019         (5,885)        2/25/98
Italian Lira                           90,000          87,309         (2,691)        2/25/98
Japanese Yen                          215,000         207,498         (7,502)        2/25/98
New Zealand Dollars                    14,558          14,517            (41)         1/6/98
Norwegian Krone                        65,000          62,355         (2,645)        2/25/98
Spanish Pesetas                       115,000         111,323         (3,677)        2/25/98
Swiss Francs                           65,000          62,941         (2,059)        2/25/98
                                  -----------     -----------       --------
TOTAL CURRENCY PURCHASED          $ 1,215,353     $ 1,183,368       $(31,985)
                                  -----------     -----------       --------
NET RECEIVABLE FOR FORWARD CURRENCY
  CONTRACTS PURCHASED AND SOLD                                      $ 42,760
                                                                    ========

--------------------------------------------------------------------------------

* Denotes a non-income producing security.

Securities denominated in foreign currencies are shown at their U.S. dollar cost and value.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

  AB     Aktiebolag (Swedish stock company)
  ADR    American Depositary Receipt
  AG     Aktiengesellschaft (Austrian, Swiss, or German stock companies)
  FHLMC  Federal Home Loan Mortgage Corp.
  SDR    Swedish Depositary Receipt
  NV     Naamloze Vennootschap (Dutch corporation)
  PLC    (British) Public Limited Company
  SA     Societe Anonyme (French company)
  SA     Sociedad Anonima (Spanish corporation)

Portfolio holdings percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 40              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

                 STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997

-----------------------------------------------------------
  SHARES                  SECURITY                 VALUE
-----------------------------------------------------------
             COMMON STOCK (72.6%)
             ADVERTISING & MARKETING (0.5%)
     1,700   Sitel Corp.*                        $   15,513
                                                 ----------
             AIRLINES (1.1%)
     1,300   Asa Holdings, Inc.                      36,969
                                                 ----------
             AUTOMOBILES (0.4%)
       500   Harley-Davidson, Inc.                   13,688
                                                 ----------
             BANKS (0.2%)
       220   Newcourt Credit Group, Inc.              7,343
                                                 ----------
             BROADCASTING & TELEVISION (1.4%)
       390   Clear Channel Communications,
             Inc.*                                   30,980
       270   Jacor Communications, Inc.*             14,344
                                                 ----------
                                                     45,324
                                                 ----------
             CHEMICALS (0.6%)
       900   Lesco, Inc.                             18,788
                                                 ----------
             COMMUNICATION EQUIPMENT (2.9%)
       670   ADC Telecommunications, Inc.*           27,972
       380   Advanced Fibre Communications,
             Inc.*                                   11,067
       570   DSC Communications Corp.*               13,680
       260   P-Com, Inc.*                             4,485
       550   Tellabs, Inc.*                          29,081
       240   World Access, Inc.*                      5,730
                                                 ----------
                                                     92,015
                                                 ----------
             COMPUTER HARDWARE (1.1%)
     1,300   NCR Corp.*                              36,156
                                                 ----------
             COMPUTER NETWORKING (1.5%)
       800   Network Appliance, Inc.*                28,400
       540   Security Dynamics Technologies,
             Inc.*                                   19,305
                                                 ----------
                                                     47,705
                                                 ----------
             COMPUTER PERIPHERAL (0.4%)
       200   Storage Technology Corp.*               12,388
                                                 ----------
             COMPUTER SOFTWARE (5.1%)
       240   America Online, Inc.*                   21,405
       430   BMC Software, Inc.*                     28,219
       210   Check Point Software Technologies
             Ltd.*                                    8,557
       210   Computer Horizons Corp.                  9,555
       270   HNC Software, Inc.*                     11,610
       330   J.D. Edwards & Co.*                      9,735
       360   Keane, Inc.*                            14,625
       880   PeopleSoft, Inc.*                       34,320

-----------------------------------------------------------
  SHARES                  SECURITY                 VALUE
-----------------------------------------------------------
             COMPUTER SOFTWARE (CONTINUED)
       290   Viasoft, Inc.*                      $   12,252
       340   Wind River Systems*                     13,494
                                                 ----------
                                                    163,772
                                                 ----------
             CONSTRUCTION & HOUSING (1.0%)
       800   Jacobs Engineering Group, Inc.*         20,300
       500   Royal Group Technologies Ltd.*          11,594
                                                 ----------
                                                     31,894
                                                 ----------
             CONSUMER FINANCE (1.3%)
       600   Green Tree Financial Corp.              15,712
       480   Money Store, Inc. (The)                 10,080
       500   National Commerce Bancorporation        17,625
                                                 ----------
                                                     43,417
                                                 ----------
             ELECTRONIC COMPONENTS (1.6%)
       700   Arrow Electronics, Inc.*                22,706
       330   Jabil Circuit, Inc.*                    13,117
       370   Solectron Corp.*                        15,378
                                                 ----------
                                                     51,201
                                                 ----------
             ELECTRONIC INSTRUMENTS (2.0%)
       800   Gemstar International Group Ltd.*       19,500
       900   General Signal Corp.                    37,969
       370   Helix Technology Corp.                   7,215
                                                 ----------
                                                     64,684
                                                 ----------
             ELECTRONICS/SEMICONDUCTOR (1.3%)
       320   Linear Technology Corp.                 18,440
       270   Microchip Technology, Inc.*              8,100
       390   Vitesse Semiconductor Corp.*            14,722
                                                 ----------
                                                     41,262
                                                 ----------
             EMPLOYMENT SERVICES (0.4%)
       530   AccuStaff, Inc.*                        12,190
                                                 ----------
             FACILITIES (1.5%)
       490   Apollo Group, Inc. Class A*             23,152
       650   Corrections Corp.*                      24,091
                                                 ----------
                                                     47,243
                                                 ----------
             FOODS (1.5%)
       220   Suiza Foods Corp.*                      13,104
       800   Sysco Corp.                             36,450
                                                 ----------
                                                     49,554
                                                 ----------
             FOOTWEAR (0.7%)
       800   Reebok International Ltd.*              23,050
                                                 ----------

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               41

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                  SECURITY                 VALUE
-----------------------------------------------------------
             FURNISHINGS & APPLIANCES (1.0%)
       850   Bed Bath & Beyond, Inc.*            $   32,725
                                                 ----------
             GAMING & LOTTERY (1.2%)
     1,500   International Game Technology           37,875
                                                 ----------
             HEALTH CARE (7.3%)
     1,400   Acuson Corp.*                           23,188
     1,200   Alza Corp.*                             38,175
     1,200   Dentsply International, Inc.            36,600
       590   Dura Pharmaceuticals, Inc.*             27,066
       900   Genesis Health Ventures, Inc.*          23,737
       660   Healthsouth Corp.*                      18,315
       700   HBO & Co.                               33,600
       120   Medicis Pharmaceuticals Corp.
             Class A*                                 6,135
       330   Sunrise Assisted Living, Inc.*          14,231
       470   Total Renal Care Holdings, Inc .*       12,925
                                                 ----------
                                                    233,972
                                                 ----------
             INSURANCE (5.8%)
       650   Foremost Corporation of America         45,337
     1,500   HCC Insurance Holdings, Inc.            31,875
       600   Mercury General Corp. New               33,150
     1,300   Mutual Risk Management Ltd.             38,919
       800   Orion Capital Corp.                     37,150
                                                 ----------
                                                    186,431
                                                 ----------
             INVESTMENT BANKING (0.9%)
       430   Amresco, Inc.*                          13,007
       220   Edwards (A.G.), Inc.                     8,745
       260   Ocwen Financial Corp.*                   6,614
                                                 ----------
                                                     28,366
                                                 ----------
             LEISURE SERVICE (0.3%)
       300   Callaway Golf Co.                        8,569
                                                 ----------
             LODGING & HOTELS (0.4%)
       180   CapStar Hotel Co.*                       6,176
       330   Signature Resorts, Inc.*                 7,219
                                                 ----------
                                                     13,395
                                                 ----------
             MACHINERY (0.1%)
       170   Zoltek Companies, Inc.*                  4,739
                                                 ----------
             MANUFACTURING (2.9%)
       900   Dexter Corp.                            38,869
     1,100   Hexcel Corp.*                           27,431
     1,200   Mark IV Industries, Inc.*               26,250
                                                 ----------
                                                     92,550
                                                 ----------

-----------------------------------------------------------
  SHARES                  SECURITY                 VALUE
-----------------------------------------------------------
             OIL & GAS/ENERGY (4.4%)
       100   BJ Services Co.*                    $    7,194
       190   Camco International, Inc.               12,101
       130   Cliffs Drilling Co.*                     6,484
       150   Cooper Cameron Corp.*                    9,150
       290   ENSCO International, Inc.                9,715
       500   EVI, Inc.*                              25,875
       410   Global Marine, Inc.*                    10,045
       110   Nabors Industries, Inc.*                 3,458
       320   Santa Fe International Corp.            13,020
       240   Tidewater, Inc.                         13,230
       700   Weatherford Enterra, Inc.*              30,625
                                                 ----------
                                                    140,897
                                                 ----------
             PAYROLL SERVICES (0.9%)
       570   Paychex, Inc.                           28,856
                                                 ----------
             REAL ESTATE (4.8%)
     3,200   Crown American Realty Trust             29,800
     1,100   Price Enterprises, Inc.                 20,075
     1,000   Prime Group Realty Trust                20,250
     1,200   Prime Retail, Inc.                      17,025
     3,000   Public Storage Properties XI, Inc.      66,375
                                                 ----------
                                                    153,525
                                                 ----------
             RETAIL STORES (6.7%)
       200   Borders Group, Inc.*                     6,263
       270   CDW Computer Centers, Inc.*             14,074
       340   Dollar Tree Stores, Inc.*               14,068
       490   General Nutrition Companies, Inc.*      16,660
       210   Jones Apparel Group, Inc.*               9,030
       500   Linens 'N Things, Inc.*                 21,812
       900   Michael's Stores, Inc.*                 26,325
       530   Nautica Enterprises, Inc.*              12,322
       780   Staples, Inc.*                          21,645
     1,200   Warnaco Group, Inc. Class A             37,650
     1,500   Zale Corp.*                             34,500
                                                 ----------
                                                    214,349
                                                 ----------
             SERVICES (3.6%)
     1,200   Concord EFS, Inc.*                      29,850
       350   Gartner Group, Inc. Class A*            13,037
     1,400   Pinkerton's, Inc.*                      32,900
       570   Quintiles Transnational Corp.*          21,802
     1,000   Select Appointments Holdings
             Public Ltd. ADR                         18,250
                                                 ----------
                                                    115,839
                                                 ----------
             TECHNOLOGY EQUIPMENT (0.8%)
       330   Novellus Systems, Inc.*                 10,663
       330   Uniphase Corp.*                         13,654
                                                 ----------
                                                     24,317
                                                 ----------

 42              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                          SELECT ADVISERS MID CAP FUND

           STATEMENT OF INVESTMENTS -- DECEMBER 31, 1997 (CONTINUED)

-----------------------------------------------------------
  SHARES                  SECURITY                 VALUE
-----------------------------------------------------------
             TELECOMMUNICATIONS (0.8%)
       500   PanAmSat Corp.*                     $   21,563
       100   Qualcomm, Inc.*                          5,050
                                                 ----------
                                                     26,613
                                                 ----------
             TRUCKERS (1.8%)
     1,300   Amerco*                                 33,313
     1,600   Interpool, Inc.                         23,700
                                                 ----------
                                                     57,013
                                                 ----------
             TRUCKS & PARTS (0.7%)
     2,100   Miller Industries, Inc.*                22,575
                                                 ----------
             WASTE MANAGEMENT (1.7%)
       630   Allied Waste Industries, Inc.*          14,687
       220   American Disposal Services, Inc.*        8,030
       270   Superior Services, Inc.*                 7,796
       660   USA Waste Services, Inc.*               25,905
                                                 ----------
                                                     56,418
                                                  ---------
             TOTAL COMMON STOCK
             (cost $2,325,077)                    2,333,180
                                                  ---------
             PREFERRED STOCK (1.3%)
             INVESTMENT MANAGEMENT (1.3%)
       450   Crown American Realty Trust Series
             A                                       23,513
       800   Prime Retail, Inc. Series B             19,200
                                                  ---------
             TOTAL PREFERRED STOCK
             (cost $44,203)                          42,713
                                                  ---------

----------
PRINCIPAL
----------
             CONVERTIBLE DEBT (3.8%)
             BUILDING MATERIALS (0.6%)
$   20,000   Homebase, Inc., 5.25%, 11/01/04         20,125
                                                 ----------
             RETAIL (1.6%)
    30,000   Charming Shoppes, Inc., 7.50%,
             07/15/06                                28,313
    25,000   Sports Authority, Inc. (The),
             5.25%, 09/15/01                         22,031
                                                 ----------
                                                     50,344
                                                 ----------

-----------------------------------------------------------
 PRINCIPAL              SECURITY                 VALUE
-----------------------------------------------------------
              REAL ESTATE (1.6%)
$    50,000   Alexander Haagan, 7.50%,
              01/15/01                       $       50,250
                                             --------------
              TOTAL CONVERTIBLE DEBT
              (cost $122,931)                       120,719
                                             --------------
              CORPORATE BOND (1.0%)
              RESTAURANTS (1.0%)
     30,000   Flagstar Corp., 10.875%,
              Defaulted, 12/01/02*
              (cost $31,632)                         32,700
                                             --------------
              REPURCHASE AGREEMENT (21.1%)
    678,000   Fifth Third Bank, 5.70%,
              01/02/98, Collateralized by
              $676,000 FHLMC Pool #G10657,
              7.50%, 02/01/12, market value
              $693,110                              678,000
                                             --------------
              (cost $678,000)
              TOTAL INVESTMENTS
              (cost $3,201,843)              $    3,207,312
                                             ==============

------------------------------------------------------

* Denotes a non-income producing security.

Cost also represents cost for federal income tax purposes.

The abbreviations in the above statement stand for the following:

  ADR    American Depository Receipt
  FHLMC  Federal Home Loan Mortgage Corporation.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               43

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                  TOTAL          CAPITAL       GOVERNMENT        MONEY           SMALL
                                                  RETURN       APPRECIATION       BOND           MARKET         COMPANY
                                                   FUND            FUND           FUND            FUND            FUND
                                              --------------   ------------   ------------   --------------   ------------
ASSETS
  Investments in securities, at value (cost
    $1,245,500,162, $362,314,653,
    $415,941,888, $1,025,424,176 and
    $287,718,221 respectively)                $1,840,146,231   $482,413,112   $433,635,111   $1,025,424,176   $328,983,469
  Repurchase agreements (cost $9,178,000,
    $37,790,000 and $19,474,000,
    respectively)                                  9,178,000             --     37,790,000               --     19,474,000
                                              --------------   ------------   ------------   --------------   ------------
    Total investments                          1,849,324,231    482,413,112    471,425,111    1,025,424,176    348,457,469
  Cash                                                    23            370            193              632          7,859
  Accrued interest and dividends receivable        2,472,281        360,801      4,170,022           54,426        174,997
  Withholding tax reclaim receivable                 111,403             --             --               --         42,308
  Receivable for investment securities sold               --         42,188         29,102                       5,585,627
  Deferred organization expenses                          --             --             --               --          3,860
                                              --------------   ------------   ------------   --------------   ------------
    Total assets                               1,851,907,938    482,816,471    475,624,428    1,025,479,234    354,272,120
                                              --------------   ------------   ------------   --------------   ------------
LIABILITIES
  Payable for fund shares redeemed                        --             --             --       31,462,580             --
  Payable for investment securities
    purchased                                      1,663,389        810,247             --               --     10,140,629
  Payable for foreign currency contracts                  --             --             --               --             85
  Payable for translation of assets and
    liabilities in foreign currencies                     --             --             --               --          3,356
  Accrued investment management fees                 900,322        236,550        201,270          353,106        271,764
  Accrued administration fees                         69,647         19,712         20,127           43,842             --
  Other accrued expenses                              33,889         12,320         10,637           22,942         48,485
                                              --------------   ------------   ------------   --------------   ------------
    Total liabilities                              2,667,247      1,078,829        232,034       31,882,470     10,464,319
                                              --------------   ------------   ------------   --------------   ------------
NET ASSETS                                    $1,849,240,691   $481,737,642   $475,392,394   $  993,596,764   $343,807,801
                                              ==============   ============   ============   ==============   ============
REPRESENTED BY:
  Capital                                     $1,254,594,622   $361,582,005   $458,614,146   $  993,601,528   $301,668,007
  Net unrealized appreciation on investments
    and translation of assets and
    liabilities in foreign currencies            594,646,069    120,098,459     17,693,223               --     41,261,807
  Undistributed net realized gain (loss)
    from investments and foreign currency
    transactions                                          --         61,293       (957,707)          (6,542)       877,987
  Undistributed (distributions in excess of)
    net investment income                                 --         (4,115)        42,732            1,778             --
                                              --------------   ------------   ------------   --------------   ------------
NET ASSETS                                    $1,849,240,691   $481,737,642   $475,392,394   $  993,596,764   $343,807,801
                                              ==============   ============   ============   ==============   ============
Shares outstanding (unlimited number of
  shares authorized)                             112,916,864     22,712,546     41,785,829      993,604,802     21,686,987
                                              ==============   ============   ============   ==============   ============
NET ASSET VALUE, offering and redemption
  price per share                             $        16.38   $      21.21   $      11.38   $         1.00   $      15.85
                                              ==============   ============   ============   ==============   ============

See accompanying notes to financial statements.

 44              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                       STRATEGIC     STRATEGIC       EQUITY        HIGH
                                         GROWTH        VALUE         INCOME       INCOME      BALANCED
                                          FUND          FUND          FUND      BOND FUND       FUND
                                       ----------   ------------   ----------   ----------   ----------
ASSETS
  Investments in securities, at value
     (cost $1,267,679, $1,428,474,
     $1,512,801, $5,728,665, and
     $1,706,108, respectively)         $1,323,350    $1,465,891    $1,549,734   $5,790,954   $1,720,868
  Repurchase agreements (cost
     $263,000, $76,000, $227,000,
     $154,000, and $261,000,
     respectively)                        263,000        76,000       227,000      154,000      261,000
                                       ----------    ----------    ----------   ----------   ----------
     Total investments                  1,586,350     1,541,891     1,776,734    5,944,954    1,981,868
  Cash                                        317           739           799          627          520
  Accrued interest and dividends
     receivable                               634           814         3,879       96,012       16,728
  Receivable for investment
     securities sold                       13,934            --         2,716           --           --
  Deferred organization expenses            2,507         2,507         2,263        2,263        2,263
                                       ----------    ----------    ----------   ----------   ----------
     Total assets                       1,603,742     1,545,951     1,786,391    6,043,856    2,001,379
                                       ----------    ----------    ----------   ----------   ----------
LIABILITIES
  Payable for investment securities
     purchased                            246,456        67,616       165,867           --      105,777
  Accrued investment management fees          490           528           467        1,945          442
  Accrued administration fees                 128           134           147          645          150
  Other accrued expenses                    9,926         8,814        10,143       12,218        8,858
                                       ----------    ----------    ----------   ----------   ----------
     Total liabilities                    257,000        77,092       176,624       14,808      115,227
                                       ----------    ----------    ----------   ----------   ----------
NET ASSETS                             $1,346,742    $1,468,859    $1,609,767   $6,029,048   $1,886,152
                                       ==========    ==========    ==========   ==========   ==========
REPRESENTED BY:
  Capital                              $1,317,511    $1,449,778    $1,585,344   $5,967,708   $1,871,093
  Net unrealized appreciation on
     investments and translation of
     assets and liabilities in
     foreign currencies                    55,671        37,417        36,933       62,289       14,760
  Undistributed net realized gain
     (loss) from investments and
     foreign currency transactions        (26,440)      (18,352)      (12,649)      (1,529)         125
  Undistributed net investment income          --            16           139          580          174
                                       ----------    ----------    ----------   ----------   ----------
NET ASSETS                             $1,346,742    $1,468,859    $1,609,767   $6,029,048   $1,886,152
                                       ==========    ==========    ==========   ==========   ==========
Shares outstanding (unlimited number
  of shares authorized)                   131,925       144,713       158,509      595,462      186,747
                                       ==========    ==========    ==========   ==========   ==========
NET ASSET VALUE, offering and
  redemption price per share           $    10.21    $    10.15    $    10.16   $    10.12   $    10.10
                                       ==========    ==========    ==========   ==========   ==========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               45

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                           SELECT
                                                    MULTI      SMALL CAP      GLOBAL      ADVISERS
                                                    SECTOR       VALUE        EQUITY      MID CAP
                                                  BOND FUND       FUND         FUND         FUND
                                                  ----------   ----------   ----------   ----------
ASSETS
  Investments in securities, at value (cost
     $2,174,456, $2,033,965, $5,256,988, and
     $2,523,843, respectively)                    $2,174,260   $2,017,719   $5,270,918   $2,529,312
  Repurchase agreements (cost $40,000, $170,000,
     $303,000, and $678,000, respectively)            40,000      170,000      303,000      678,000
                                                  ----------   ----------   ----------   ----------
     Total investments                             2,214,260    2,187,719    5,573,918    3,207,312
  Cash                                                    84           --           --       39,348
  Foreign currency at value (cost $55,822)                --           --       53,880           --
  Accrued interest and dividends receivable           18,249          615        6,434        5,558
  Withholding tax reclaim receivable                      --           --           27           --
  Receivable for investment securities sold          524,620        1,407       24,029           --
  Receivable for foreign currency contracts              113           --       42,760           --
  Receivable for translation of assets and
     liabilities in foreign currencies                 3,103           --          316           --
  Deferred organization expenses                       2,263        2,263        2,507        2,263
                                                  ----------   ----------   ----------   ----------
     Total assets                                  2,762,692    2,192,004    5,703,871    3,254,481
                                                  ----------   ----------   ----------   ----------
LIABILITIES
  Bank loan                                               --        5,064       22,493           --
  Payable for investment securities purchased        722,023      104,576       96,167       27,173
  Accrued investment management fees                     490          676        2,735        1,683
  Accrued administration fees                            161          158          616          358
  Other accrued expenses                               8,378       12,164       15,688       11,303
                                                  ----------   ----------   ----------   ----------
     Total liabilities                               731,052      122,638      137,699       40,517
                                                  ----------   ----------   ----------   ----------
NET ASSETS                                        $2,031,640   $2,069,366   $5,566,172   $3,213,964
                                                  ==========   ==========   ==========   ==========
REPRESENTED BY:
  Capital                                         $2,027,716   $2,085,447   $5,514,171   $3,225,862
  Net unrealized appreciation (depreciation) on
     investments and translation of assets and
     liabilities in foreign currencies                 3,020      (16,246)      55,064        5,469
  Undistributed net realized gain (loss) from
     investments and foreign currency
     transactions                                        548          175       (5,842)     (17,550)
  Undistributed (distributions in excess of) net
     investment income                                   356          (10)       2,779          183
                                                  ----------   ----------   ----------   ----------
NET ASSETS                                        $2,031,640   $2,069,366   $5,566,172   $3,213,964
                                                  ==========   ==========   ==========   ==========
Shares outstanding (unlimited number of shares
  authorized)                                        202,246      211,354      551,232      323,276
                                                  ==========   ==========   ==========   ==========
NET ASSET VALUE, offering and redemption price
  per share                                       $    10.05   $     9.79   $    10.10   $     9.94
                                                  ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

 46              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                    CAPITAL      GOVERNMENT       MONEY         SMALL
                                   TOTAL RETURN   APPRECIATION      BOND         MARKET        COMPANY
                                       FUND           FUND          FUND          FUND          FUND
                                   ------------   ------------   -----------   -----------   -----------

INVESTMENT INCOME:
INCOME:
  Interest                         $  4,353,810   $ 1,066,283    $29,996,156   $58,385,504   $ 1,357,109
  Dividends                          27,543,371     4,517,163             --            --     1,652,778
  Less foreign tax withheld             (67,661)           --             --            --       (92,528)
                                   ------------   -----------    -----------   -----------   -----------
     Total income                    31,829,520     5,583,446     29,996,156    58,385,504     2,917,359
                                   ------------   -----------    -----------   -----------   -----------
EXPENSES:
  Investment management fees          7,903,818     1,759,412      2,231,930     4,969,345     2,520,540
  Custodian fees                         36,000        21,000         18,000        53,748       155,927
  Transfer and dividend
     disbursing agent fees               29,847         7,566          8,094        18,597         5,615
  Administration fees                   135,272        37,284         39,441        89,708            --
  Professional services                  62,139        15,012         20,005        45,776        14,001
  Trustees' fees                          3,823           779          1,302         2,858           575
  Other                                 130,023        33,467         53,822        50,374        97,879
                                   ------------   -----------    -----------   -----------   -----------
     Total expenses                   8,300,922     1,874,520      2,372,594     5,230,406     2,794,537
                                   ------------   -----------    -----------   -----------   -----------
NET INVESTMENT INCOME              $ 23,528,598   $ 3,708,926    $27,623,562   $53,155,098   $   122,822
                                   ============   ===========    ===========   ===========   ===========
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY:
  Net realized gain on
     investments and foreign
     currency transactions         $ 58,462,153   $10,249,612    $ 3,376,883   $        62   $11,078,374
  Net change in unrealized
     appreciation on investments
     and translation of assets
     and liabilities in foreign
     currencies                     295,225,644    80,600,045      9,408,533            --    26,937,936
                                   ------------   -----------    -----------   -----------   -----------
  Net realized and unrealized
     gain on investments and
     translation of assets and
     liabilities in foreign
     currencies                     353,687,797    90,849,657     12,785,416            62    38,016,310
                                   ------------   -----------    -----------   -----------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS        $377,216,395   $94,558,583    $40,408,978   $53,155,160   $38,139,132
                                   ============   ===========    ===========   ===========   ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               47

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

    OCTOBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                   HIGH
                                              STRATEGIC   STRATEGIC    EQUITY     INCOME
                                               GROWTH       VALUE      INCOME      BOND     BALANCED
                                                FUND        FUND        FUND       FUND       FUND
                                              ---------   ---------   --------   --------   --------

INVESTMENT INCOME:
INCOME:
  Interest                                    $  2,216    $  1,309    $    596   $ 70,048   $ 8,324
  Dividends                                        863       2,425       4,233      2,906     2,366
  Less foreign tax withheld                         --          --          --         --       (37)
                                              --------    --------    --------   --------   -------
     Total income                                3,079       3,734       4,829     72,954    10,653
                                              --------    --------    --------   --------   -------
EXPENSES:
  Investment management fees                     1,645       1,715       1,685      7,374     1,605
  Custodian fees                                 1,422         549       1,414        782       638
  Transfer and dividend disbursing agent
     fees                                           18          19          21         92        21
  Administration fees                              128         134         147        645       150
  Professional services                          7,100       7,100       7,100      7,200     7,100
  Trustees' fees                                     1           1           1          4         1
  Other                                          1,270       1,029       1,481      4,024       984
                                              --------    --------    --------   --------   -------
     Total expenses before waivers or
       reimbursements                           11,584      10,547      11,849     20,121    10,499
     Less waivers or reimbursements             (9,756)     (8,641)     (9,848)   (11,364)   (8,571)
                                              --------    --------    --------   --------   -------
  Net expenses                                   1,828       1,906       2,001      8,757     1,928
                                              --------    --------    --------   --------   -------
NET INVESTMENT INCOME                         $  1,251    $  1,828    $  2,828   $ 64,197   $ 8,725
                                              ========    ========    ========   ========   =======
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain (loss) on investments
     and foreign currency transactions        $(26,440)   $(18,352)   $(12,649)  $ (1,529)  $   125
  Net change in unrealized appreciation on
     investments and translation of assets
     and liabilities in foreign currencies      55,671      37,417      36,933     62,289    14,760
                                              --------    --------    --------   --------   -------
  Net realized and unrealized gain on
     investments and translation of assets
     and liabilities in foreign currencies      29,231      19,065      24,284     60,760    14,885
                                              --------    --------    --------   --------   -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  $ 30,482    $ 20,893    $ 27,112   $124,957   $23,610
                                              ========    ========    ========   ========   =======

See accompanying notes to financial statements.

 48              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                            STATEMENTS OF OPERATIONS

    OCTOBER 31, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                                                             SELECT
                                                           MULTI     SMALL CAP    GLOBAL    ADVISERS
                                                          SECTOR       VALUE      EQUITY    MID CAP
                                                         BOND FUND     FUND        FUND       FUND
                                                         ---------   ---------   --------   --------
INVESTMENT INCOME:
INCOME:
  Interest                                                $13,046     $ 2,014    $  8,255   $ 10,069
  Dividends                                                    --       1,489      12,219      3,987
  Less foreign tax withheld                                    --          (6)     (1,095)        --
                                                          -------     -------    --------   --------
  Total income                                             13,046       3,497      19,379     14,056
                                                          -------     -------    --------   --------
EXPENSES:
  Investment management fees                                1,724       2,029       8,799      5,371
  Custodian fees                                              256       3,195       4,538      1,905
  Transfer and dividend disbursing agent fees                  23          22          88         51
  Administration fees                                         161         158         616        358
  Professional services                                     7,100       7,100       7,200      7,100
  Trustees' fees                                                1           1           4          2
  Other                                                       884       1,730       3,743      2,130
                                                          -------     -------    --------   --------
     Total expenses before waivers or reimbursements       10,149      14,235      24,988     16,917
     Less waivers or reimbursements                        (8,079)    (11,868)    (14,429)   (10,778)
                                                          -------     -------    --------   --------
     Net expenses                                           2,070       2,367      10,559      6,139
                                                          -------     -------    --------   --------
NET INVESTMENT INCOME                                     $10,976     $ 1,130    $  8,820   $  7,917
                                                          =======     =======    ========   ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on investments and foreign
     currency transactions                                $   548     $ 9,086    $ (2,262)  $(17,550)
  Net change in unrealized appreciation (depreciation)
     on investments and translation of assets and
     liabilities in foreign currencies                      3,020     (16,246)     55,064      5,469
                                                          -------     -------    --------   --------
  Net realized and unrealized gain (loss) on
     investments and translation of assets and
     liabilities in foreign currencies                      3,568      (7,160)     52,802    (12,081)
                                                          -------     -------    --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $14,544     $(6,030)   $ 61,622   $ (4,164)
                                                          =======     =======    ========   ========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               49

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                     TOTAL RETURN FUND
                                                              -------------------------------
                                                                YEAR ENDED       YEAR ENDED
                                                               DECEMBER 31,     DECEMBER 31,
                                                                   1997             1996
                                                              --------------   --------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $   23,528,598   $   19,267,681
  Net realized gain on investments                                58,462,153       44,581,276
  Net change in unrealized appreciation on investments           295,225,644      132,964,864
                                                              --------------   --------------
     Net increase in net assets resulting from operations        377,216,395      196,813,821
                                                              --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                          (23,381,008)     (19,350,083)
  Net realized gain on investments                               (58,462,153)     (44,581,276)
  In excess of net realized gain on investments                     (199,606)              --
  Tax return of capital                                             (149,627)              --
                                                              --------------   --------------
     Decrease in net assets from distributions to
       shareholders                                              (82,192,394)     (63,931,359)
                                                              --------------   --------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                               372,397,897      234,350,587
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                  82,192,394       63,931,358
  Cost of shares redeemed                                        (80,249,386)     (66,253,094)
                                                              --------------   --------------
     Net increase in net assets derived from capital share
       transactions                                              374,340,905      232,028,851
                                                              --------------   --------------
NET INCREASE IN NET ASSETS                                       669,364,906      364,911,313
NET ASSETS -- BEGINNING OF PERIOD                              1,179,875,785      814,964,472
                                                              --------------   --------------
NET ASSETS -- END OF PERIOD                                   $1,849,240,691   $1,179,875,785
                                                              ==============   ==============
Undistributed net investment income included in net assets
  at end of period                                            $           --   $       52,016
                                                              ==============   ==============
SHARE ACTIVITY:
  Shares sold                                                     24,297,890       18,641,347
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                   5,101,431        4,890,401
  Shares redeemed                                                 (5,376,527)      (5,275,955)
                                                              --------------   --------------
Net increase in number of shares                                  24,022,794       18,255,793
                                                              ==============   ==============

See accompanying notes to financial statements.

 50              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               CAPITAL APPRECIATION FUND
                                                              ----------------------------
                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1997           1996
                                                              ------------   -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $  3,708,926   $   2,093,155
  Net realized gain on investments                              10,249,612       6,083,507
  Net change in unrealized appreciation on investments          80,600,045      24,469,916
                                                              ------------   -------------
     Net increase in net assets resulting from operations       94,558,583      32,646,578
                                                              ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         (3,724,540)     (2,097,320)
  In excess of net investment income                                (4,115)
  Net realized gain on investments                             (10,188,319)     (6,083,507)
                                                              ------------   -------------
     Decrease in net assets from distributions to
      shareholders                                             (13,916,974)     (8,180,827)
                                                              ------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             269,193,879     188,489,438
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                13,916,973       8,180,827
  Cost of shares redeemed                                      (93,488,642)    (90,899,204)
                                                              ------------   -------------
     Net increase in net assets derived from capital share
      transactions                                             189,622,210     105,771,061
                                                              ------------   -------------
NET INCREASE IN NET ASSETS                                     270,263,819     130,236,812
NET ASSETS -- BEGINNING OF PERIOD                              211,473,823      81,237,011
                                                              ------------   -------------
NET ASSETS -- END OF PERIOD                                   $481,737,642   $ 211,473,823
                                                              ============   =============
Undistributed net realized gain on investments included in
  net
  assets at end of period                                     $     61,293   $          --
                                                              ============   =============
Undistributed (distributions in excess of) net investment
  income
  included in net assets at end of period                     $     (4,115)  $      15,614
                                                              ============   =============
SHARE ACTIVITY:
  Shares sold                                                   13,779,798      12,564,846
  Shares issued to shareholders from reinvestment of
     dividends
     and capital gains                                             669,538         511,125
  Shares redeemed                                               (4,723,342)     (6,117,513)
                                                              ------------   -------------
Net increase in number of shares                                 9,725,994       6,958,458
                                                              ============   =============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               51

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GOVERNMENT BOND FUND
                                                              ----------------------------
                                                               YEAR ENDED     YEAR ENDED
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  1997           1996
                                                              ------------   -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $ 27,623,562   $  27,722,569
  Net realized gain on investments                               3,376,883       4,438,322
  Net change in unrealized appreciation (depreciation) on
     investments                                                 9,408,533     (17,097,130)
                                                              ------------   -------------
     Net increase in net assets resulting from operations       40,408,978      15,063,761
                                                              ------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME       (27,597,530)    (27,750,527)
                                                              ------------   -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             107,338,995      80,750,210
  Net asset value of shares issued to shareholders from
     reinvestment
     of dividends                                               27,597,530      27,750,527
  Cost of shares redeemed                                     (131,602,429)    (90,583,178)
                                                              ------------   -------------
     Net increase in net assets derived from capital share
      transactions                                               3,334,096      17,917,559
                                                              ------------   -------------
NET INCREASE IN NET ASSETS                                      16,145,544       5,230,793
NET ASSETS -- BEGINNING OF PERIOD                              459,246,850     454,016,057
                                                              ------------   -------------
NET ASSETS -- END OF PERIOD                                   $475,392,394   $ 459,246,850
                                                              ============   =============
Accumulated undistributed net realized loss on investments
  included in net assets at end of period                     $   (957,707)  $  (4,334,590)
                                                              ============   =============
Undistributed net investment income included in net assets
  at end of period                                            $     42,732   $      16,700
                                                              ============   =============
SHARE ACTIVITY:
  Shares sold                                                    9,504,326       7,317,309
  Shares issued to shareholders from reinvestment of
     dividends                                                   2,487,784       2,540,180
  Shares redeemed                                              (11,787,299)     (8,244,830)
                                                              ------------   -------------
Net increase in number of shares                                   204,811       1,612,659
                                                              ============   =============

See accompanying notes to financial statements.

 52              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                                              ---------------------------------
                                                                YEAR ENDED        YEAR ENDED
                                                               DECEMBER 31,      DECEMBER 31,
                                                                   1997              1996
                                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    53,155,098   $    45,167,610
  Net realized gain (loss) on investments                                  62              (740)
                                                              ---------------   ---------------
     Net increase in net assets resulting from operations          53,155,160        45,166,870
                                                              ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (53,153,320)      (45,170,024)
  Tax return of capital                                                    --            (3,388)
                                                              ---------------   ---------------
     Decrease in net assets from distributions to
       shareholders                                               (53,153,320)      (45,173,412)
                                                              ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                              2,695,705,104     2,044,373,614
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                     53,153,320        45,202,840
  Cost of shares redeemed                                      (2,738,792,178)   (1,843,449,040)
                                                              ---------------   ---------------
     Net increase in net assets derived from capital share
       transactions                                                10,066,246       246,127,414
                                                              ---------------   ---------------
NET INCREASE IN NET ASSETS                                         10,068,086       246,120,872
NET ASSETS -- BEGINNING OF PERIOD                                 983,528,678       737,407,806
                                                              ---------------   ---------------
NET ASSETS -- END OF PERIOD                                   $   993,596,764   $   983,528,678
                                                              ===============   ===============
Accumulated undistributed net realized loss on investments
  included in net assets at end of period                     $        (6,542)  $        (6,604)
                                                              ===============   ===============
Undistributed net investment income included in net assets
  at end of period                                            $         1,778   $            --
                                                              ===============   ===============
SHARE ACTIVITY:
  Shares sold                                                   2,695,705,104     2,044,373,614
  Shares issued to shareholders from reinvestment of
     dividends                                                     53,153,320        45,202,840
  Shares redeemed                                              (2,738,792,178)   (1,843,449,040)
                                                              ---------------   ---------------
Net increase in number of shares                                   10,066,246       246,127,414
                                                              ===============   ===============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               53

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                      SMALL COMPANY FUND
                                                              ----------------------------------
                                                               YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,
                                                                  1997              1996
                                                              ------------    -----------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $    122,822      $    513,541
  Net realized gain (loss) on investments and foreign
     currencies                                                 11,078,374           (10,875)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                 26,937,936        12,814,687
                                                              ------------      ------------
     Net increase in net assets resulting from operations       38,139,132        13,317,353
                                                              ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                 --          (467,602)
  Net realized gain on investments and foreign currencies       (9,343,554)               --
  In excess of net realized gain from investment
     transactions and foreign currency transactions                     --          (914,090)
  Tax return of capital                                                 --           (58,538)
                                                              ------------      ------------
     Decrease in net assets from distributions to
       shareholders                                             (9,343,554)       (1,440,230)
                                                              ------------      ------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                             290,826,034       233,069,667
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                 9,343,554         1,440,231
  Cost of shares redeemed                                     (165,997,074)      (82,702,784)
                                                              ------------      ------------
     Net increase in net assets derived from capital share
       transactions                                            134,172,514       151,807,114
                                                              ------------      ------------
NET INCREASE IN NET ASSETS                                     162,968,092       163,684,237
NET ASSETS -- BEGINNING OF PERIOD                              180,839,709        17,155,472
                                                              ------------      ------------
NET ASSETS -- END OF PERIOD                                   $343,807,801      $180,839,709
                                                              ============      ============
Undistributed net realized gain on investments included in
  net assets at end of period                                 $    877,987      $         --
                                                              ============      ============
Distributions in excess of net realized gain on investments
  and foreign currency transactions included in net assets
  at end of period                                            $         --      $   (963,415)
                                                              ============      ============
Distributions in excess of net investment income included in
  net assets at end of period                                 $         --      $    (16,240)
                                                              ============      ============
SHARE ACTIVITY:
  Shares sold                                                   18,684,391        17,796,626
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                   595,890           104,562
  Shares redeemed                                              (10,611,106)       (6,385,454)
                                                              ------------      ------------
Net increase in number of shares                                 8,669,175        11,515,734
                                                              ============      ============

See accompanying notes to financial statements.

 54              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              STRATEGIC GROWTH       STRATEGIC VALUE
                                                                    FUND                   FUND
                                                            --------------------   --------------------
                                                                PERIOD FROM            PERIOD FROM
                                                              OCTOBER 31, 1997       OCTOBER 31, 1997
                                                               (COMMENCEMENT          (COMMENCEMENT
                                                               OF OPERATIONS)         OF OPERATIONS)
                                                            THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                                    1997                   1997
                                                            --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                       $         1,251        $         1,828
  Net realized loss on investments and foreign currencies             (26,440)               (18,352)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                        55,671                 37,417
                                                              ---------------        ---------------
     Net increase in net assets resulting from operations              30,482                 20,893
                                                              ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME               (1,251)                (1,812)
                                                              ---------------        ---------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                  1,316,261              1,447,966
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                          1,251                  1,812
  Cost of shares redeemed                                                  (1)                    --
                                                              ---------------        ---------------
     Net increase in net assets derived from capital share
       transactions                                                 1,317,511              1,449,778
                                                              ---------------        ---------------
NET INCREASE IN NET ASSETS                                          1,346,742              1,468,859
NET ASSETS -- BEGINNING OF PERIOD                                          --                     --
                                                              ---------------        ---------------
NET ASSETS -- END OF PERIOD                                   $     1,346,742        $     1,468,859
                                                              ===============        ===============
Undistributed net realized loss on investments included in
  net assets at end of period                                 $       (26,440)       $       (18,352)
                                                              ===============        ===============
Undistributed net investment income included in net assets
  at end of period                                            $            --        $            16
                                                              ===============        ===============
SHARE ACTIVITY:
  Shares sold                                                         131,802                144,532
  Shares issued to shareholders from reinvestment of
     dividends                                                            124                    181
  Shares redeemed                                                          (1)                    --
                                                              ---------------        ---------------
Net increase in number of shares                                      131,925                144,713
                                                              ===============        ===============

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               55

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                               EQUITY INCOME           HIGH INCOME
                                                                    FUND                BOND FUND
                                                            --------------------   --------------------
                                                                PERIOD FROM            PERIOD FROM
                                                              OCTOBER 31, 1997       OCTOBER 31, 1997
                                                               (COMMENCEMENT          (COMMENCEMENT
                                                               OF OPERATIONS)         OF OPERATIONS)
                                                            THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                                    1997                   1997
                                                            --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $     2,828            $    64,197
  Net realized loss on investments and foreign currencies           (12,649)                (1,529)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                      36,933                 62,289
                                                                -----------            -----------
     Net increase in net assets resulting from operations            27,112                124,957
                                                                -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME             (2,689)               (63,617)
                                                                -----------            -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                1,582,657              5,904,754
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                        2,689                 63,617
  Cost of shares redeemed                                                (2)                  (663)
                                                                -----------            -----------
     Net increase in net assets derived from capital share
       transactions                                               1,585,344              5,967,708
                                                                -----------            -----------
NET INCREASE IN NET ASSETS                                        1,609,767              6,029,048
NET ASSETS -- BEGINNING OF PERIOD                                        --                     --
                                                                -----------            -----------
NET ASSETS -- END OF PERIOD                                     $ 1,609,767            $ 6,029,048
                                                                ===========            ===========
Undistributed net realized loss on investments included in
  net assets at end of period                                   $   (12,649)           $    (1,529)
                                                                ===========            ===========
Undistributed net investment income included in net assets
  at end of period                                              $       139            $       580
                                                                ===========            ===========
SHARE ACTIVITY:
  Shares sold                                                       158,243                589,241
  Shares issued to shareholders from reinvestment of
     dividends                                                          266                  6,286
  Shares redeemed                                                        --                    (65)
                                                                -----------            -----------
     Net increase in number of shares                               158,509                595,462
                                                                ===========            ===========

See accompanying notes to financial statements.

 56              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  BALANCED          MULTI SECTOR BOND
                                                                    FUND                   FUND
                                                            --------------------   --------------------
                                                                PERIOD FROM            PERIOD FROM
                                                              OCTOBER 31, 1997       OCTOBER 31, 1997
                                                               (COMMENCEMENT          (COMMENCEMENT
                                                               OF OPERATIONS)         OF OPERATIONS)
                                                            THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                                    1997                   1997
                                                            --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $     8,725            $    10,976
  Net realized gain on investments and foreign currencies               125                    548
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                      14,760                  3,020
                                                                -----------            -----------
     Net increase in net assets resulting from operations            23,610                 14,544
                                                                -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME             (8,551)               (10,620)
                                                                -----------            -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                1,862,542              2,017,099
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                        8,551                 10,620
  Cost of share redeemed                                                 --                     (3)
                                                                -----------            -----------
     Net increase in net assets derived from capital share
       transactions                                               1,871,093              2,027,716
                                                                -----------            -----------
NET INCREASE IN NET ASSETS                                        1,886,152              2,031,640
NET ASSETS -- BEGINNING OF PERIOD                                        --                     --
                                                                -----------            -----------
NET ASSETS -- END OF PERIOD                                     $ 1,886,152            $ 2,031,640
                                                                ===========            ===========
Undistributed net realized gain on investments included in
  net assets at end of period                                   $       125            $       548
                                                                ===========            ===========
Undistributed net investment income included in net assets
  at end of period                                              $       174            $       356
                                                                ===========            ===========
SHARE ACTIVITY:
  Shares sold                                                       185,899                201,188
  Shares issued to shareholders from reinvestment of
     dividends                                                          848                  1,059
  Shares redeemed                                                        --                     (1)
                                                                -----------            -----------
Net increase in number of shares                                    186,747                202,246
                                                                ===========            ===========

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               57

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                              SMALL CAP VALUE         GLOBAL EQUITY
                                                                    FUND                   FUND
                                                            --------------------   --------------------
                                                                PERIOD FROM            PERIOD FROM
                                                              OCTOBER 31, 1997       OCTOBER 31, 1997
                                                               (COMMENCEMENT          (COMMENCEMENT
                                                               OF OPERATIONS)         OF OPERATIONS)
                                                            THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                                    1997                   1997
                                                            --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                         $     1,130            $     8,820
  Net realized gain (loss) on investments and foreign
     currencies                                                       9,086                 (2,262)
  Net change in unrealized appreciation (depreciation) on
     investments and translation of assets and liabilities
     in foreign currencies                                          (16,246)                55,064
                                                                -----------            -----------
     Net increase (decrease) in net assets resulting from
       operations                                                    (6,030)                61,622
                                                                -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (1,130)                (8,820)
  In excess of net investment income                                    (10)                  (801)
  Net realized gain from investment transactions and
     foreign currency transactions                                   (8,911)                    --
                                                                -----------            -----------
     Decrease in net assets from distributions to
       shareholders                                                 (10,051)                (9,621)
                                                                -----------            -----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                2,075,396              5,504,550
  Net asset value of shares issued to shareholders from
     reinvestment of dividends and capital gains                     10,051                  9,621
                                                                -----------            -----------
     Net increase in net assets derived from capital share
       transactions                                               2,085,447              5,514,171
                                                                -----------            -----------
NET INCREASE IN NET ASSETS                                        2,069,366              5,566,172
NET ASSETS -- BEGINNING OF PERIOD                                        --                     --
                                                                -----------            -----------
NET ASSETS -- END OF PERIOD                                     $ 2,069,366            $ 5,566,172
                                                                ===========            ===========
Undistributed net realized gain (loss) on investments
  included in net assets at end of period                       $       175            $    (5,842)
                                                                ===========            ===========
Undistributed (distributions in excess of) net investment
  income included in net assets at end of period                $       (10)           $     2,779
                                                                ===========            ===========
SHARE ACTIVITY:
  Shares sold                                                       210,321                550,278
  Shares issued to shareholders from reinvestment of
     dividends and capital gains                                      1,033                    954
                                                                -----------            -----------
Net increase in number of shares                                    211,354                551,232
                                                                ===========            ===========

See accompanying notes to financial statements.

 58              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                SELECT ADVISERS MID CAP FUND
                                                                ----------------------------
                                                                        PERIOD FROM
                                                                      OCTOBER 31, 1997
                                                                       (COMMENCEMENT
                                                                       OF OPERATIONS)
                                                                 THROUGH DECEMBER 31, 1997
                                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                                  $    7,917
  Net realized loss on investments and foreign currencies                   (17,550)
  Net change in unrealized appreciation on investments and
     translation of assets and liabilities in foreign
     currencies                                                               5,469
                                                                         ----------
     Net decrease in net assets resulting from operations                    (4,164)
                                                                         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME                     (7,734)
                                                                         ----------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                        3,218,128
  Net asset value of shares issued to shareholders from
     reinvestment of dividends                                                7,734
                                                                         ----------
     Net increase in net assets derived from capital share
      transactions                                                        3,225,862
                                                                         ----------
NET INCREASE IN NET ASSETS                                                3,213,964
NET ASSETS -- BEGINNING OF PERIOD                                                --
                                                                         ----------
NET ASSETS -- END OF PERIOD                                              $3,213,964
                                                                         ==========
Undistributed net realized loss on investments included in
  net assets at
  end of period                                                          $  (17,550)
                                                                         ==========
Undistributed net investment income included in net assets
  at end of period                                                       $      183
                                                                         ==========
SHARE ACTIVITY:
  Shares sold                                                               322,491
  Shares issued to shareholders from reinvestment of
     dividends                                                                  785
                                                                         ----------
  Net increase in number of shares                                          323,276
                                                                         ==========

See accompanying notes to financial statements.

                 NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT             59

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         TOTAL RETURN FUND
                                   --------------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                   --------------------------------------------------------------
                                      1997         1996         1995         1994         1993
                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                           $    13.27   $    11.54   $     9.70   $    10.10   $     9.46
  Net investment income                  0.23         0.24         0.31         0.21         0.23
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on
     investments                         3.65         2.26         2.49        (0.10)        0.79
                                   ----------   ----------   ----------   ----------   ----------
     Total from investment
       operations                        3.88         2.50         2.80         0.11         1.02
                                   ----------   ----------   ----------   ----------   ----------
  Dividends from net investment
     income                             (0.23)       (0.25)       (0.31)       (0.28)       (0.24)
  Dividends from net realized
     gain from investment
     transactions                       (0.52)       (0.52)       (0.65)       (0.23)       (0.14)
  Dividends in excess of net
     realized gain from
     investment transactions            (0.01)          --           --           --           --
  Dividends from tax return of
     capital                            (0.01)          --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
     Total distributions                (0.77)       (0.77)       (0.96)       (0.51)       (0.38)
                                   ----------   ----------   ----------   ----------   ----------
     Net increase (decrease) in
       net asset value                   3.11         1.73         1.84        (0.40)         .64
                                   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE --
  END OF PERIOD                    $    16.38   $    13.27   $    11.54   $     9.70   $    10.10
                                   ==========   ==========   ==========   ==========   ==========
Total Return                            13.85%       21.84%       29.09%        1.07%       10.92%
Ratios and supplemental data:
Net Assets, end of period (000)    $1,849,241   $1,179,876   $  814,964   $  534,821   $  456,243
  Ratio of expenses to average
     net assets                          0.54%        0.51%        0.51%        0.52%        0.53%
  Ratio of net investment income
     to average net assets               1.54%        1.99%        2.84%        2.76%        2.51%
  Portfolio turnover                    13.85%       16.18%       16.12%       12.06%        9.79%
  Average commission rate paid*        4.5211c      4.7577c          --           --           --

------------------------------------------------------
* Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 60              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                     CAPITAL APPRECIATION FUND
                                      --------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------
                                        1997        1996        1995        1994        1993
                                      --------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $  16.28    $  13.48    $  10.92    $  11.20    $  10.46
  Net investment income                   0.20        0.21        0.23        0.18        0.26
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments        5.39        3.29        2.96       (0.28)       0.74
                                      --------    --------    --------    --------    --------
     Total from investment
       operations                         5.59        3.50        3.19       (0.10)       1.00
                                      --------    --------    --------    --------    --------
  Dividends from net investment
     income                              (0.20)      (0.22)      (0.23)      (0.18)      (0.26)
  Dividends from net realized gain
     from investment transactions        (0.46)      (0.48)      (0.40)         --          --
                                      --------    --------    --------    --------    --------
     Total distributions                 (0.66)      (0.70)      (0.63)      (0.18)      (0.26)
                                      --------    --------    --------    --------    --------
     Net increase (decrease) in
       net asset value                    4.93        2.80        2.56       (0.28)       0.74
                                      --------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                       $  21.21    $  16.28    $  13.48    $  10.92    $  11.20
                                      ========    ========    ========    ========    ========
Total Return                             34.49%      26.14%      29.35%      (0.90)%      9.61%
Ratios and supplemental data:
  Net Assets, end of period (000)     $481,738    $211,474    $ 81,237    $ 60,442    $ 38,926
  Ratio of expenses to average net
     assets                               0.56%       0.52%       0.54%       0.56%       0.59%
  Ratio of net investment income
     to average net assets                1.10%       1.53%       1.89%       1.76%       2.82%
  Portfolio turnover                     10.88%      22.19%      20.28%      11.21%      16.87%
  Average commission rate paid*         5.9301c     5.8677c         --          --          --

------------------------------------------------------
* Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               61

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        GOVERNMENT BOND FUND
                                      --------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------
                                        1997        1996        1995        1994        1993
                                      --------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $  11.04    $  11.36    $  10.20    $  11.26    $  10.92
  Net investment income                   0.69        0.69        0.71        0.69        0.71
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments        0.34       (0.32)       1.16       (1.06)       0.32
                                      --------    --------    --------    --------    --------
     Total from investment
       operations                         1.03        0.37        1.87       (0.37)       1.03
                                      --------    --------    --------    --------    --------
  Dividends from net investment
     income                              (0.69)      (0.69)      (0.71)      (0.69)      (0.66)
  Dividends from net realized gain
     from investment transactions           --          --          --          --       (0.03)
                                      --------    --------    --------    --------    --------
     Total distributions                 (0.69)      (0.69)      (0.71)      (0.69)      (0.69)
                                      --------    --------    --------    --------    --------
     Net increase (decrease) in
       net asset value                    0.34       (0.32)       1.16       (1.06)       0.34
                                      --------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                       $  11.38    $  11.04    $  11.36    $  10.20    $  11.26
                                      ========    ========    ========    ========    ========
Total Return                              9.67%       3.49%      18.74%      (3.23)%      9.52%
Ratios and supplemental data:
  Net Assets, end of period (000)     $475,392    $459,247    $454,016    $391,253    $433,584
  Ratio of expenses to average net
     assets                               0.53%       0.51%       0.51%       0.51%       0.53%
  Ratio of net investment income
     to average net assets                6.19%       6.23%       6.45%       6.46%       5.91%
  Portfolio turnover                     68.61%      33.75%      97.05%     111.40%     175.37%

------------------------------------------------------

See accompanying notes to financial statements.

 62              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                         MONEY MARKET FUND
                                      --------------------------------------------------------
                                                      YEARS ENDED DECEMBER 31,
                                      --------------------------------------------------------
                                        1997        1996        1995        1994        1993
                                      --------    --------    --------    --------    --------
NET ASSET VALUE -- BEGINNING OF
  PERIOD                              $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
  Net investment income                   0.05        0.05        0.06        0.04        0.03
  Dividends from net investment
     income                              (0.05)      (0.05)      (0.06)      (0.04)      (0.03)
                                      --------    --------    --------    --------    --------
  Net increase (decrease) in net
     asset value                            --          --          --          --          --
                                      --------    --------    --------    --------    --------
NET ASSET VALUE --
  END OF PERIOD                       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                      ========    ========    ========    ========    ========
Total Return                              5.26%       5.12%       5.66%       3.88%       2.76%
Ratios and supplemental data:
  Net Assets, end of period (000)     $993,597    $983,529    $737,408    $828,027    $351,798
  Ratio of expenses to average net
     assets                               0.51%       0.51%       0.52%       0.54%       0.53%
  Ratio of net investment income
     to average net assets                5.16%       5.00%       5.51%       4.00%       2.72%

------------------------------------------------------

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               63

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                     SMALL COMPANY FUND
                                                       ----------------------------------------------
                                                                                      PERIOD FROM
                                                                                   OCTOBER 23, 1995
                                                       YEARS ENDED DECEMBER 31,    (COMMENCEMENT OF
                                                       ------------------------   OPERATIONS) THROUGH
                                                         1997            1996      DECEMBER 31, 1995
                                                       --------        --------    -----------------

NET ASSET VALUE -- BEGINNING OF PERIOD                 $  13.89        $  11.42         $ 10.00
  Net investment income                                     .01            0.06            0.02
  Net realized gain and unrealized appreciation on
     investments and translation of assets and
     liabilities in foreign currencies                     2.40            2.55            1.42
                                                       --------        --------       ---------
     Total from investment operations                      2.41            2.61            1.44
                                                       --------        --------       ---------
  Dividends from net investment income                       --           (0.06)          (0.02)
  Dividends from net realized gain from investments
     and foreign currencies                               (0.45)             --              --
  Dividends in excess of net realized gain from
     investments and foreign currencies                      --           (0.08)             --
                                                       --------        --------       ---------
     Total distributions                                  (0.45)          (0.14)          (0.02)
                                                       --------        --------       ---------
     Net increase in net asset value                       1.96            2.47            1.42
                                                       --------        --------       ---------
NET ASSET VALUE -- END OF PERIOD                       $  15.85        $  13.89         $ 11.42

                                                       ========        ========       ---------
                                                                                  ---------
Total Return                                              17.35%          22.83%          14.38%
Ratios and supplemental data:
  Net Assets, end of period (000)                      $343,808        $180,840         $17,155
  Ratio of expenses to average net assets                  1.11%           1.20%           1.25%*
  Ratio of expenses to average net assets**                  --            1.20%           1.74%*
  Ratio of net investment income to average net
     assets                                                0.05%           0.60%           1.32%*
  Ratio of net investment income to average net
     assets**                                                --            0.60%           0.83%*
  Portfolio turnover                                     134.38%         136.74%           9.03%
  Average commission rate paid***                        2.1806c         2.8802c             --

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.

 ** Ratios calculated as if no fees were waived or expenses reimbursed.

*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 64              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            STRATEGIC GROWTH       STRATEGIC VALUE         EQUITY INCOME
                                                  FUND                   FUND                   FUND
                                          --------------------   --------------------   --------------------
                                              PERIOD FROM            PERIOD FROM            PERIOD FROM
                                            OCTOBER 31, 1997       OCTOBER 31, 1997       OCTOBER 31, 1997
                                             (COMMENCEMENT          (COMMENCEMENT          (COMMENCEMENT
                                             OF OPERATIONS)         OF OPERATIONS)         OF OPERATIONS)
                                          THROUGH DECEMBER 31,   THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                  1997                   1997                   1997
                                          --------------------   --------------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD          $ 10.00                $ 10.00                $ 10.00
  Net investment income                            0.01                   0.01                   0.02
  Net realized gain and unrealized
     appreciation on investments                   0.21                   0.15                   0.16
                                          -------------          -------------          -------------
     Total from investment operations              0.22                   0.16                   0.18
                                          -------------          -------------          -------------
  Dividends from net investment income            (0.01)                 (0.01)                 (0.02)
                                          -------------          -------------          -------------
     Net increase in net asset value               0.21                   0.15                   0.16
                                          -------------          -------------          -------------
NET ASSET VALUE -- END OF PERIOD                $ 10.21                $ 10.15                $ 10.16
                                          =============          =============          =============
Total Return                                       2.20%                  1.63%                  1.77%
Ratios and supplemental data:
Net Assets, end of period (000)                 $ 1,347                $ 1,469                $ 1,610
  Ratio of expenses to average net
     assets                                        1.00%*                 1.00%*                 0.95%*
  Ratio of expenses to average net
     assets**                                      6.33%*                 5.54%*                 5.63%*
  Ratio of net investment income to
     average net assets                            0.68%*                 0.96%*                 1.34%*
  Ratio of net investment income to
     average net assets**                         (4.65)%*               (3.58)%*               (3.34)%*
  Portfolio turnover                              27.32%                  5.38%                 14.52%
  Average commission rate paid***                6.1952c                6.0339c                4.6104c

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.
*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               65

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            HIGH INCOME BOND           BALANCED          MULTI SECTOR BOND
                                                  FUND                   FUND                   FUND
                                          --------------------   --------------------   --------------------
                                              PERIOD FROM            PERIOD FROM            PERIOD FROM
                                            OCTOBER 31, 1997       OCTOBER 31, 1997       OCTOBER 31, 1997
                                             (COMMENCEMENT          (COMMENCEMENT          (COMMENCEMENT
                                             OF OPERATIONS)         OF OPERATIONS)         OF OPERATIONS)
                                          THROUGH DECEMBER 31,   THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                  1997                   1997                   1997
                                          --------------------   --------------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD          $ 10.00                $ 10.00                $ 10.00
  Net investment income                            0.11                   0.05                   0.05
  Net realized gain and unrealized
     appreciation on investments                   0.12                   0.10                   0.05
                                          -------------          -------------          -------------
     Total from investment operations              0.23                   0.15                   0.10
                                          -------------          -------------          -------------
  Dividends from net investment income            (0.11)                 (0.05)                 (0.05)
                                          -------------          -------------          -------------
     Net increase in net asset value               0.12                   0.10                   0.05
                                          -------------          -------------          -------------
NET ASSET VALUE -- END OF PERIOD                $ 10.12                $ 10.10                $ 10.05
                                          =============          =============          =============
Total Return                                       2.28%                  1.46%                  1.04%
Ratios and supplemental data:
  Net Assets, end of period (000)               $ 6,029                $ 1,886                $ 2,032
  Ratio of expenses to average net
     assets                                        0.95%*                 0.90%*                 0.90%*
  Ratio of expenses to average net
     assets**                                      2.18%*                 4.90%*                 4.41%*
  Ratio of net investment income to
     average net assets                            6.96%*                 4.08%*                 4.77%*
  Ratio of net investment income to
     average net assets**                          5.73%*                 0.08%*                 1.26%*
  Portfolio turnover                               7.37%                  0.19%                 48.90%
  Average commission rate paid***                    --                 5.8314c                    --

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.
*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

 66              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                              FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                                          SELECT ADVISERS
                                            SMALL CAP VALUE         GLOBAL EQUITY             MID CAP
                                                  FUND                   FUND                   FUND
                                          --------------------   --------------------   --------------------
                                              PERIOD FROM            PERIOD FROM            PERIOD FROM
                                            OCTOBER 31, 1997       OCTOBER 31, 1997       OCTOBER 31, 1997
                                             (COMMENCEMENT          (COMMENCEMENT          (COMMENCEMENT
                                             OF OPERATIONS)         OF OPERATIONS)         OF OPERATIONS)
                                          THROUGH DECEMBER 31,   THROUGH DECEMBER 31,   THROUGH DECEMBER 31,
                                                  1997                   1997                   1997
                                          --------------------   --------------------   --------------------
NET ASSET VALUE -- BEGINNING OF PERIOD          $ 10.00                $ 10.00                $ 10.00
  Net investment income                            0.01                   0.02                   0.02
  Net realized gain (loss) and
     unrealized appreciation
     (depreciation) on investments                (0.17)                  0.10                  (0.06)
                                          -------------          -------------          -------------
     Total from investment operations             (0.16)                  0.12                  (0.04)
                                          -------------          -------------          -------------
  Dividends from net investment income            (0.01)                 (0.02)                 (0.02)
  Dividends from net realized gain from
     investments and foreign currencies           (0.04)                    --                     --
                                          -------------          -------------          -------------
     Total distributions                          (0.05)                 (0.02)                 (0.02)
                                          -------------          -------------          -------------
     Net increase (decrease) in net
       asset value                                (0.21)                  0.10                  (0.06)
                                          -------------          -------------          -------------
NET ASSET VALUE -- END OF PERIOD                $  9.79                $ 10.10                $  9.94
                                          =============          =============          =============
Total Return                                      (1.61)%                 1.18%                 (0.36)%
Ratio and supplemental data:
  Net Assets, end of period (000)               $ 2,069                $ 5,566                $ 3,214
  Ratio of expenses to average net
     assets                                        1.05%*                 1.20%*                 1.20%*
  Ratio of expenses to average net
     assets**                                      6.31%*                 2.84%*                 3.31%*
  Ratio of net investment income to
     average net assets                            0.50%*                 1.00%*                 1.55%*
  Ratio of net investment income to
     average net assets**                         (4.76)%*               (0.64)%*               (0.56)%*
  Portfolio turnover                               8.38%                  9.32%                  7.81%
  Average commission rate paid***                3.1958c                2.7311c                6.4693c

------------------------------------------------------
  * Ratios are annualized for periods of less than one year. Total return and portfolio turnover are not annualized.
 ** Ratios calculated as if no fees were waived or expenses reimbursed.
*** Represents the total amount of commissions paid in portfolio equity transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

See accompanying notes to financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               67

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Separate Account Trust (Trust) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust offers shares to other open-end investment companies created by Nationwide Advisory Services, Inc., the Trust's investment manager, as well as to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The Trust was organized as a Massachusetts Trust effective June 30, 1981. To date, only separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company), which are affiliated companies, have purchased shares.

The Trust offers shares in fifteen series. The Funds listed below consist of diversified portfolios and non-diversified(*) portfolios.

     Total Return Fund
     Capital Appreciation Fund
     Government Bond Fund
     Money Market Fund
     Nationwide Small Company Fund (Small Company Fund)
     Nationwide Income Fund (Income Fund)
     Nationwide Strategic Growth Fund (Strategic Growth Fund)
     Nationwide Strategic Value Fund (Strategic Value Fund)
     Nationwide Equity Income Fund (Equity Income Fund)
     Nationwide High Income Bond Fund (High Income Bond Fund)
     Nationwide Balanced Fund (Balanced Fund)
     Nationwide Multi Sector Bond Fund (Multi Sector Bond Fund)
     Nationwide Small Cap Value Fund* (Small Cap Value Fund)
     Nationwide Global Equity Fund (Global Equity Fund)
     Nationwide Select Advisers Mid Cap Fund* (Select Advisers Mid Cap Fund)

The Trust was amended in 1997 to create the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund. On October 31, 1997, these Funds commenced operations and were capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $1,000,000 for each of the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, Balanced Fund, Multi-Sector Bond Fund, and Small Cap Value Fund; $5,000,000 for each of the High Income Bond Fund, and Global Equity Fund; and $3,000,000 for the Select Advisers Mid Cap Fund.

On January 4, 1997, the Trust's registration statement as to the Nationwide Separate Account Trust Income Fund's shares became effective. On January 16, 1998, the Income Fund was capitalized through the sale of shares to Nationwide Life Insurance Company in the amount of $2,000,000. The fund commenced operations on January 20, 1998, and as a result, these financial statements do not include any information for such Fund for the year ended December 31, 1997.

(A) INVESTMENT VALUATION

     1) All Funds (except the Money Market Fund): Securities traded on a national securities exchange are valued at the last quoted sale price, or if no sale, at the prior day's valuation as provided by an independent pricing agent, except for the High Income Bond Fund. Securities traded in the over the-

 68              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

        counter (OTC) market are valued at the last quoted sale price, or if no sale, the quoted bid price, except for the High Income Bond Fund. In the absence of recorded sales for equity securities in the High Income Bond Fund, the mean between the last closing bid and asked price shall be used. U.S. Government securities are valued at the quoted bid price. Bonds are valued by a combination of daily quotes and matrix evaluations.

        Portfolio securities for the Money Market Fund are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended.

        Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser, are valued at fair value in accordance with procedures authorized by the Board of Trustees.

     2) MORTGAGE ROLLS. The Multi-Sector Bond Fund may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred until disposition of the rolled security.

     3) REPURCHASE AGREEMENTS. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

     4) Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund:

        FOREIGN CURRENCY TRANSACTIONS. Fluctuations in the value of investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on security transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in exchange rates.

        FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may enter into forward foreign currency exchange contracts which are obligations to purchase or sell a foreign currency at a specified rate on a certain date in the future. A net realized gain or loss would be incurred if the value of the contract increases or decreases between the date the contract is opened and the date it is closed. Forward currency contracts are marked to market daily and this change in value is reflected in the Statement of Assets and Liabilities as a net receivable/payable for foreign currency contracts sold/purchased.

        At or before the closing of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               69

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

        engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent that movement has occurred in forward contract prices.

        Forward exchange contracts are used in hedging the risks associated with commitments to purchase securities denominated in foreign currencies for agreed amounts. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund may need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The Fund could be exposed to risk if a counter party is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The projection of short-term currency market movements is difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or for foreign securities, it is recorded as soon as the information becomes available. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or discount.

(C) FEDERAL INCOME TAXES

    The Trust's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each Fund is treated as a separate taxable entity.

    As of December 31, 1997, the Government Bond Fund, Money Market Fund, Strategic Growth Fund, Equity Income Fund, High Income Bond Fund, Global Equity Fund, and Select Advisers Mid Cap Fund had net capital loss carryforwards in the amounts of $957,707, $6,542, $23,668, $11,852, $1,529,
    $2,262, and $17,550, respectively. The Government Bond Fund carryforwards will expire within 5 to 6 years, the Money Market Fund carryforwards will expire within 7 years, and the Strategic Growth Fund, Equity Income Fund, High Income Bond Fund, Global Equity Fund, and Select Advisers Mid Cap Fund carryforwards will each expire within 8 years.

(D) DIVIDENDS TO SHAREHOLDERS

     1) All Funds except the Money Market Fund:

        Dividend income is recorded on the ex-dividend date. Dividends from net investment income are paid quarterly.

     2) Money Market Fund:

        Dividends from net investment income are declared daily and paid monthly.

     3) All Funds

        Net realized gains, if any, are declared and distributed at least annually.

        Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differ-

 70              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

        ences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for Federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes, but not for tax purposes, are reported as distributions in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of capital.

        Accordingly, the undistributed (distributions in excess of) net investment income, distributions in excess of net realized gain and capital have been adjusted as of December 31, 1997 by the following amounts:

                                              UNDISTRIBUTED
                                            (DISTRIBUTIONS IN
                                               EXCESS OF)                 DISTRIBUTIONS IN
                                             NET INVESTMENT            EXCESS OF NET REALIZED
                                                 INCOME                         GAIN
                                       ---------------------------    -------------------------
Total Return Fund....................           $(199,606)                    $ 199,606
Small Company Fund...................             106,582                      (106,582)
Global Equity Fund...................              (3,580)                        3,580

(E) EXPENSES

    Expenses directly attributed to each Fund are charged to that Fund. Expenses applicable to all Funds in the Trust are allocated based on average net assets.

(F) ORGANIZATION EXPENSES

   Initial organization expenses of the Small Company Fund, Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund and Select Advisers Mid Cap Fund were paid by the investment advisor and will be reimbursed by the Funds. Such organization costs have been deferred and will be amortized over a period of sixty months from the commencement of operations.

(G) USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

2 -- TRANSACTIONS WITH AFFILIATES

For the period from January 1, 1997 to October 31, 1997, the investment manager for the Trust, Nationwide Advisory Services, Inc. (NAS), an affiliated company, earned an annual management fee of 0.50% based on the average daily net assets of the Total Return Fund, Government Bond Fund, Capital Appreciation Fund, and Money Market Fund; this fee would not be payable in full if the effect of such payment would increase total expenses (excluding taxes other than payroll taxes and brokerage commissions on portfolio transactions) to an amount exceeding 1.00% of average daily net assets for any fiscal year. Such limitations on total expenses did not affect management fees during the periods covered by the financial statements.

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               71

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

At a Special Meeting of Shareholders held on September 26, 1997, a new Investment Advisory Agreement and a separate Fund Administration Agreement was approved between the Trust and NAS which changed the fees paid by the Total Return Fund, Money Market Fund, Capital Appreciation, and Government Bond Fund effective November 1, 1997.

As investment manager for the following funds, NAS earns an annual management fee based on average daily net assets. From such fees pursuant to sub-investment advisory agreements, NAS pays subadvisory fees to the following entities for investment management evaluation services.

                     FUND                                       SUBADVISOR(S)
                     ----                                       -------------
Small Company                                   The Dreyfus Corporation
                                                Neuberger and Berman, L.P.
                                                Pictet International Management Limited
                                                Strong Capital Management, Inc.
                                                Van Eck Associates Corporation
                                                Warburg Pincus Asset Management, Inc.

Strategic Growth Fund                           Strong Capital Management

Strategic Value Fund                            Strong Capital Management

Equity Income Fund                              Federated Investment Counseling

High Income Bond Fund                           Federated Investment Counseling

Balanced Fund                                   Salomon Brothers Asset Management, Inc.

Multi Sector Bond Fund                          Salomon Brothers Asset Management, Inc.

Small Cap Value Fund                            The Dreyfus Corporation

Global Equity Fund                              J.P. Morgan Investment Management, Inc.

Select Advisers Mid Cap Fund                    First Pacific Advisors, Inc.
                                                Pilgrim Baxter and Associates, Ltd.
                                                Rice, Hall, James and Associates

 72              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

The following table illustrates the investment advisory fees in effect for all Funds at December 31, 1997 and investment advisory fees collected and paid to subadvisors for the period ended December 31, 1997.

                                                  NAS                                            FEES PAID
                             AVERAGE DAILY      ADVISORY   SUBADVISORY              NAS FEES         TO
                               NET ASSETS         FEE          FEE       TOTAL     COLLECTED     SUBADVISOR
          FUND             ------------------   --------   -----------   -----     ----------    ----------

Total Return               First $1 billion       0.60%         --        0.60%    $7,903,818            --
  and Capital              Next $1 billion        0.575%        --        0.575%   $1,759,412            --
     Appreciation
                           Next $3 billion        0.55%         --        0.55%
                           Over $5 billion        0.50%         --        0.50%

Government Bond            First $1 billion       0.50%         --        0.50%    $2,231,930            --
                           Next $1 billion        0.475%        --        0.475%
                           Next $3 billion        0.45%         --        0.45%
                           Over $5 billion        0.40%         --        0.40%

Money Market               First $1 billion       0.40%         --        0.40%    $4,969,345            --
                           Next $1 billion        0.38%         --        0.38%
                           Next $3 billion        0.36%         --        0.36%
                           Over $5 billion        0.34%         --        0.34%

Small Company              Over $0                0.60%       0.40%       1.00%    $2,520,540    $1,402,367

Strategic Growth and       First 500 million      0.40%       0.50%       0.90%    $    1,645    $      914
  Strategic Value          Over $500 million      0.45%       0.45%       0.90%    $    1,715           953

Equity Income and          First $50 million      0.40%       0.40%       0.80%    $    1,685    $      842
  High Income Bond         Next $200 million      0.55%       0.25%       0.80%    $    7,374    $    3,687
                           Next $250 million      0.60%       0.20%       0.80%
                           Over $500 million      0.65%       0.15%       0.80%

Balanced                   First $150 million     0.40%       0.35%       0.75%    $    1,605    $      749
                           Next $350 million      0.45%       0.30%       0.75%
                           Over $500 million      0.50%       0.25%       0.75%

Multi Sector Bond          First $50 million      0.40%       0.35%       0.75%    $    1,724    $      805
                           Next $150 million      0.45%       0.30%       0.75%
                           Next $300 million      0.50%       0.25%       0.75%
                           Over $500 million      0.55%       0.20%       0.75%

Small Cap Value            First $200 million     0.40%       0.50%       0.90%    $    2,029    $    1,127
                           Over $200 million      0.45%       0.45%       0.90%

Global Equity              First $50 million      0.40%       0.60%       1.00%    $    8,799    $    5,279
                           Over $50 million       0.45%       0.55%       1.00%

Select Advisers Mid Cap    First $50 million      0.40%       0.65%       1.05%    $    5,371    $    3,325
                           Over $50 million       0.55%       0.50%       1.05%

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               73

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

The following table illustrates waived and reimbursed expenses of the Funds:

                                                                                   TOTAL
                                                                  OTHER           EXPENSES
                                   TOTAL         NAS FEES       EXPENSES          WAIVED/
                                 EXPENSES        WAIVED*       REIMBURSED        REIMBURSED      NET EXPENSE
                               -------------    ----------    -------------    --------------    -----------
Strategic Growth Fund             $11,584        $  (878)       $ (8,878)         $ (9,756)        $ 1,828
Strategic Value Fund               10,547           (915)         (7,726)           (8,641)          1,906
Equity Income Fund                 11,849         (1,011)         (8,837)           (9,848)          2,001
High Income Bond Fund              20,121         (4,425)         (6,939)          (11,364)          8,757
Balanced Fund                      10,499         (1,027)         (7,544)           (8,571)          1,928
Multi Sector Bond Fund             10,149         (1,104)         (6,975)           (8,079)          2,070
Small Cap Value Fund               14,235         (1,082)        (10,786)          (11,868)          2,367
Global Equity Fund                 24,988         (4,223)        (10,206)          (14,429)         10,559
Select Advisers Mid Cap
  Fund                             16,917         (2,455)         (8,323)          (10,778)          6,139

---------------
* Fees waived include Investment Management, Administration and Transfer and Dividend Disbursing Agent fees.

Effective November 1, 1997, under the approved Fund Administration Agreement, NAS receives for its services for the Total Return Fund, Capital Appreciation Fund, Government Bond Fund, and Money Market Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          First $1 billion                      0.05%
          Over $1 billion                       0.04%

For the Strategic Growth Fund, Strategic Value Fund, Equity Income Fund, High Income Bond Fund, Balanced Fund, Multi Sector Bond Fund, Small Cap Value Fund, Global Equity Fund, and Select Advisers Mid Cap Fund, NAS receives for its services for each Fund a fee, calculated daily and paid monthly, according to the following schedule:

   AVERAGE DAILY NET ASSETS              ADMINISTRATION FEE
-------------------------------    -------------------------------
          First $250 million                    0.07%
          Next $750 million                     0.05%
          Over $1 billion                       0.04%

Effective November 1, 1997, NISI (Nationwide Investors Services, Inc.) receives for its service as Transfer and Dividend Disbursing Agent for each Fund a fee of 0.01% of average daily net assets.

3 -- BANK LOANS

The Trust has an unsecured bank line of credit of $50,000,000. Borrowing under this arrangement bears interest at the Federal Funds rate plus 0.50%. No compensating balances are required.

 74              NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT

                       NATIONWIDE SEPARATE ACCOUNT TRUST

                               DECEMBER 31, 1997
--------------------------------------------------------------------------------

4 -- INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. government obligations, short-term securities and forward currency exchange contracts) and U.S. government obligations for the year ended December 31, 1997 are summarized as follows:

                                  LONG-TERM SECURITIES       U.S. GOVERNMENT OBLIGATIONS
                                PURCHASES        SALES        PURCHASES        SALES
                               ------------   ------------   ------------   ------------
Total Return Fund              $533,012,542   $199,950,015   $566,902,327   $591,090,485
Capital Appreciation Fund       203,729,128     35,009,276             --             --
Government Bond Fund            298,409,699    282,274,704    246,761,146    227,108,447
Money Market Fund                        --             --    173,085,365    136,499,000
Small Company Fund              422,530,166    305,847,125     60,757,144     58,665,995
Strategic Growth Fund             1,569,757        275,638             --             --
Strategic Value Fund              1,508,557         61,703             --             --
Equity Income Fund                1,705,083        177,380             --             --
High Income Bond Fund             6,017,321        299,873             --             --
Balanced Fund                     1,708,181          2,125        882,277             --
Multi Sector Bond Fund            2,687,077        512,969      1,917,350        512,969
Small Cap Value Fund              2,141,589        116,745             --             --
Global Equity Fund                5,641,308        378,425                            --
Select Advisers Mid Cap Fund      2,502,636        177,558             --             --

Realized gains and losses have been computed on the specific identification basis. Included in net unrealized appreciation (depreciation) for the period ended December 31, 1997, based on cost for federal income tax purposes, excluding forward currency contracts for the Small Company Fund, Global Equity Fund and Multi Sector Bond Fund, are the following components:

                                                                                NET
                                                GROSS          GROSS         UNREALIZED
                                              UNREALIZED     UNREALIZED     APPRECIATION
                                                GAINS          LOSSES      (DEPRECIATION)
                                             ------------   ------------   --------------
Total Return Fund                            $619,918,654   $(25,272,585)   $594,646,069
Capital Appreciation Fund                     124,594,437     (4,495,978)    120,098,459
Government Bond Fund                           17,753,735        (60,512)     17,693,223
Small Company Fund                             55,177,943    (15,275,806)     39,902,137
Strategic Growth Fund                              72,646        (19,747)         52,899
Strategic Value Fund                               56,622        (37,557)         19,065
Equity Income Fund                                 59,331        (23,195)         36,136
High Income Bond Fund                              73,777        (11,488)         62,289
Balanced Fund                                      27,648        (12,888)         14,760
Multi Sector Bond Fund                              3,496         (3,692)           (196)
Small Cap Value Fund                               72,506        (89,205)        (16,699)
Global Equity Fund                                241,281       (227,349)         13,930
Select Advisers Mid Cap Fund                      133,620       (128,151)          5,469

5 -- FEDERAL TAX INFORMATION (UNAUDITED)

The following represents distributions from long-term capital gains for the funds for the period ended December 31, 1997:

Total Return Fund.........................................  $55,097,615
Capital Appreciation Fund.................................    8,471,381
Small Company Fund........................................    5,613,638

                NATIONWIDE SEPARATE ACCOUNT TRUST ANNUAL REPORT               75